KPMG LLP

Two Financial Center 60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 4:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in Appendix A that comprise Massachusetts Mutual Variable Annuity Separate Account 4 (Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the years in the two-year period then ended (or for the periods indicated in Appendix A), and the related notes, including the financial highlights in Note 8, for each of the years or periods in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2024, and the results of their operations and the changes in their net assets for each of the years in the two-year period then ended (or for the periods indicated in Appendix A), and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s auditor since 2004.

Boston, Massachusetts

March 6, 2025

LA2054

F-1

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix A

Massachusetts Mutual Variable Annuity Separate Account 4 was comprised of the following sub-accounts. Statements of assets and liabilities as of December 31, 2024, statements of operations and changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended unless noted otherwise.

Sub-Accounts

American Funds Insurance Series® Global Small Capitalization Sub-Account**

American Funds Insurance Series® New World Sub-Account**

American Funds Insurance Series® Washington Mutual Investors Sub-Account**

BlackRock 60/40 Target Allocation ETF V.I. Sub-Account

Columbia Variable Portfolio - Contrarian Core Sub-Account**

Fidelity® VIP Contrafund® Sub-Account (Initial Class)

Fidelity® VIP Contrafund® Sub-Account (Service Class 2)

Fidelity® VIP Health Care Sub-Account

Fidelity® VIP Overseas Sub-Account

Fidelity® VIP Real Estate Sub-Account

Fidelity® VIP Strategic Income Sub-Account

Invesco Oppenheimer V.I. International Growth Sub-Account (Series I)

Invesco Oppenheimer V.I. International Growth Sub-Account (Series II)

Invesco V.I. Capital Appreciation Sub-Account (Series I)

Invesco V.I. Capital Appreciation Sub-Account (Series II)

Invesco V.I. Core Plus Bond Sub-Account

Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series I)

Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series II)

Invesco V.I. Diversified Dividend Sub-Account (Series I)

Invesco V.I. Diversified Dividend Sub-Account (Series II)

Invesco V.I. Equity and Income Sub-Account (Series I)*

Invesco V.I. Equity and Income Sub-Account (Series II)*

Invesco V.I. Global Sub-Account (Series I)

Invesco V.I. Global Sub-Account (Series II)

Invesco V.I. Global Strategic Income Sub-Account (Series I)

Invesco V.I. Global Strategic Income Sub-Account (Series II)

Invesco V.I. Health Care Sub-Account (Series I)

Invesco V.I. Health Care Sub-Account (Series II)

Invesco V.I. Main Street Sub-Account (Series I)

Invesco V.I. Main Street Sub-Account (Series II)

Invesco V.I. Technology Sub-Account (Series I)

Invesco V.I. Technology Sub-Account (Series II)

Invesco V.I. U.S. Government Money Sub-Account

Janus Henderson Enterprise Sub-Account**

Janus Henderson Global Technology and Innovation Sub-Account

Janus Henderson Overseas Sub-Account**

Macquarie VIP Asset Strategy Sub-Account*

Macquarie VIP Growth Sub-Account **

MML Aggressive Allocation Sub-Account (Initial Class)

MML Aggressive Allocation Sub-Account (Service Class)

MML American Funds Core Allocation Sub-Account

MML American Funds Growth Sub-Account

MML American Funds International Sub-Account***

MML Balanced Allocation Sub-Account (Initial Class)

MML Balanced Allocation Sub-Account (Service Class)

MML Blend Sub-Account (Initial Class)

MML Blend Sub-Account (Service Class)

MML Blue Chip Growth Sub-Account (Initial Class)

MML Blue Chip Growth Sub-Account (Service Class)

MML Conservative Allocation Sub-Account (Initial Class)

MML Conservative Allocation Sub-Account (Service Class)

MML Dynamic Bond Sub-Account

MML Equity Sub-Account (Initial Class)

MML Equity Sub-Account (Service Class)

MML Equity Income Sub-Account (Initial Class)

MML Equity Income Sub-Account (Service Class)

MML Equity Index Sub-Account (Class I)

MML Equity Index Sub-Account (Service Class I)

MML Equity Momentum Sub-Account (Service Class I)***

MML Equity Rotation Sub-Account

MML Focused Equity Sub-Account

MML Foreign Sub-Account (Initial Class)

MML Foreign Sub-Account (Service Class)

MML Fundamental Equity Sub-Account

MML Fundamental Value Sub-Account

MML Global Sub-Account (Class I)

MML Global Sub-Account (Class II)

LA2054	F-2

MML Global Sub-Account (Service Class I)

MML Growth Allocation Sub-Account (Initial Class)

MML Growth Allocation Sub-Account (Service Class)

MML High Yield Sub-Account

MML Income & Growth Sub-Account (Initial Class)

MML Income & Growth Sub-Account (Service Class)

MML Inflation-Protected and Income Sub-Account (Initial Class)

MML Inflation-Protected and Income Sub-Account (Service Class)

MML International Equity Sub-Account

MML iShares® 60/40 Allocation Sub-Account

MML iShares® 80/20 Allocation Sub-Account

MML Large Cap Growth Sub-Account (Initial Class)

MML Large Cap Growth Sub-Account (Service Class)

MML Managed Bond Sub-Account (Initial Class)

MML Managed Bond Sub-Account (Service Class)

MML Managed Volatility Sub-Account (Initial Class)

MML Managed Volatility Sub-Account (Service Class)

MML Mid Cap Growth Sub-Account (Initial Class)

MML Mid Cap Growth Sub-Account (Service Class)

MML Mid Cap Value Sub-Account (Initial Class)

MML Mid Cap Value Sub-Account (Service Class)

MML Moderate Allocation Sub-Account (Initial Class)

MML Moderate Allocation Sub-Account (Service Class)

MML Short-Duration Bond Sub-Account

MML Small Cap Equity Sub-Account (Initial Class)

MML Small Cap Equity Sub-Account (Service Class)

MML Small Cap Growth Equity Sub-Account (Initial Class)

MML Small Cap Growth Equity Sub-Account (Service Class)

MML Small Company Value Sub-Account

MML Small/Mid Cap Value Sub-Account (Initial Class)

MML Small/Mid Cap Value Sub-Account (Service Class)

MML Special Situations Sub-Account (Service Class I)***

MML Strategic Emerging Markets Sub-Account

MML Sustainable Equity Sub-Account (Initial Class)

MML Sustainable Equity Sub-Account (Service Class)*

MML Total Return Bond Sub-Account

MML U.S. Government Money Market Sub-Account

PIMCO CommodityRealReturn® Strategy Sub-Account

PIMCO Income Sub-Account

Vest U.S. Large Cap 10% Buffer Strategies VI Sub-Account *

VY® CBRE Global Real Estate Sub-Account

*See Note 2 to the financial statements for the previous name of this sub-account.

**Statement of assets and liabilities as of December 31, 2024 and statement of operations, statement of changes in net assets and financial highlights for the year then ended.

***Financial highlights for each of the years in the two-year period ended December 31, 2021.

LA2054	F-3

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024
	American Funds		American Funds	BlackRock	Columbia
	Insurance Series®	American Funds	Insurance Series®	60/40 Target	Variable	Fidelity®	Fidelity®
	Global Small	Insurance Series®	Washington	Allocation	Portfolio -	VIP	VIP
	Capitalization	New World	Mutual Investors	ETF V.I.	Contrarian Core	Contrafund®	Contrafund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
						(Initial Class)	(Service Class 2)
ASSETS
Investments
Number of shares	24,880	8,402	75,305	1,577,646	11,321	3,479,992	4,911,230
Identified cost	$426,854	$228,146	$1,241,049	$21,246,745	$596,461	$150,214,779	$213,046,946
Value	$423,212	$219,291	$1,230,491	$21,345,556	$592,553	$201,630,765	$272,573,253
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	423,212	219,291	1,230,491	21,345,556	592,553	201,630,765	272,573,253
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	-	-	-	-	13,002	-
Payable to Massachusetts Mutual Life Insurance Company	-	8	1	-	-	1,019	13
Total liabilities	-	8	1	-	-	14,021	13
NET ASSETS	$423,212	$219,283	$1,230,490	$21,345,556	$592,553	$201,616,744	$272,573,240
Net Assets:
Accumulation units - value	$423,212	$219,283	$1,230,490	$21,345,556	$592,553	$194,181,094	$272,568,331
Contracts in payout (annuitization) period	-	-	-	-	-	7,435,650	4,909
Net assets	$423,212	$219,283	$1,230,490	$21,345,556	$592,553	$201,616,744	$272,573,240
Outstanding units
Contract owners	41,687	21,779	111,050	1,234,920	52,689	2,651,079	7,824,611
UNIT VALUE
Panorama Premier	$-	$-	$-	$-	$-	$100.67	$-
Panorama Passage®
Tier 1	-	-	-	-	-	75.04	-
Tier 2	-	-	-	-	-	72.48	-
Tier 3	-	-	-	-	-	79.93	-
Tier 4	-	-	-	-	-	75.55	-
MassMutual Artistry	-	-	-	-	-	68.95	-
MassMutual Transitions®
Custom Plan	-	-	-	-	-	88.28	-
Package Plan I	-	-	-	-	-	88.28	-
Package Plan II	-	-	-	-	-	81.57	-
Package Plan III	-	-	-	-	-	77.09	-

See Notes to Financial Statements

F-4

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
	American Funds		American Funds	BlackRock	Columbia
	Insurance Series®	American Funds	Insurance Series®	60/40 Target	Variable	Fidelity®	Fidelity®
	Global Small	Insurance Series®	Washington	Allocation	Portfolio -	VIP	VIP
	Capitalization	New World	Mutual Investors	ETF V.I.	Contrarian Core	Contrafund®	Contrafund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
						(Initial Class)	(Service Class 2)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	-	-	-	-	66.97	-
Tier 2	-	-	-	-	-	61.62	-
Tier 3	-	-	-	-	-	58.49	-
Tier 4	-	-	-	-	-	61.52	-
Tier 5	-	-	-	-	-	56.60	-
Tier 6	-	-	-	-	-	53.73	-
Tier 7	-	-	-	-	-	60.50	-
Tier 8	-	-	-	-	-	55.57	-
Tier 9	-	-	-	-	-	-	56.21
Tier 10	-	-	-	-	-	-	62.23
Tier 11	-	-	-	-	-	-	51.64
Tier 12	-	-	-	-	-	-	58.30
Tier 13	-	-	-	-	-	-	48.34
Tier 14	-	-	-	-	-	-	52.62
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	-	43.78	-
Tier 2	-	-	-	-	-	47.81	-
MassMutual Transitions SelectSM
Tier 1	-	-	-	-	-	77.59	-
Tier 2	-	-	-	-	-	-	74.48
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	-	-	-	-	30.75
Tier 2	-	-	-	-	-	-	29.78
Tier 3	-	-	-	-	-	-	30.75
MassMutual Capital VantageSM
Tier 1	-	-	-	16.75	-	-	30.61
Tier 2	-	-	-	17.30	-	-	31.61
Tier 3	-	-	-	16.07	-	-	29.37
Tier 4	-	-	-	16.75	-	-	30.61
Tier 5	-	-	-	16.60	-	-	30.33
Tier 6	-	-	-	17.30	-	-	31.61
MassMutual Envision VA	10.15	10.07	11.08	-	11.25	-	14.66

See Notes to Financial Statements

F-5

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
				Fidelity®	Invesco	Invesco
	Fidelity®	Fidelity®	Fidelity®	VIP	Oppenheimer V.I.	Oppenheimer V.I.	Invesco V.I.
	VIP	VIP	VIP	Strategic	International	International	Capital
	Health Care	Overseas	Real Estate	Income	Growth	Growth	Appreciation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
					(Series I)	(Series II)	(Series I)
ASSETS
Investments
Number of shares	56,770	20,454	47,089	106,141	9,913,607	9,108,908	1,846,743
Identified cost	$1,983,981	$539,919	$794,738	$1,115,029	$21,110,627	$19,800,609	$78,824,120
Value	$2,021,591	$514,423	$813,233	$1,121,911	$18,241,037	$17,853,459	$116,621,811
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	2,021,591	514,423	813,233	1,121,911	18,241,037	17,853,459	116,621,811
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	-	-	-	254	-	8,483
Payable to Massachusetts Mutual Life Insurance Company	-	-	1	-	71	12	832
Total liabilities	-	-	1	-	325	12	9,315
NET ASSETS	$2,021,591	$514,423	$813,232	$1,121,911	$18,240,712	$17,853,447	$116,612,496
Net Assets:
Accumulation units - value	$2,021,591	$514,423	$813,232	$1,121,911	$17,516,936	$17,853,447	$112,843,203
Contracts in payout (annuitization) period	-	-	-	-	723,776	-	3,769,293
Net assets	$2,021,591	$514,423	$813,232	$1,121,911	$18,240,712	$17,853,447	$116,612,496
Outstanding units
Contract owners	186,062	47,211	86,017	109,832	655,815	1,004,408	2,156,138
UNIT VALUE
Panorama Premier	$-	$-	$-	$-	$39.73	$-	$52.00
Panorama Passage®
Tier 1	-	-	-	-	25.44	-	51.74
Tier 2	-	-	-	-	24.57	-	49.98
Tier 3	-	-	-	-	27.10	-	55.11
Tier 4	-	-	-	-	25.61	-	52.09
MassMutual Artistry	-	-	-	-	19.24	-	38.63
MassMutual Transitions®
Custom Plan	-	-	-	-	31.55	-	59.64
Package Plan I	-	-	-	-	31.55	-	59.64
Package Plan II	-	-	-	-	29.15	-	55.11
Package Plan III	-	-	-	-	27.55	-	52.08

See Notes to Financial Statements

F-6

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
				Fidelity®	Invesco	Invesco
	Fidelity®	Fidelity®	Fidelity®	VIP	Oppenheimer V.I.	Oppenheimer V.I.	Invesco V.I.
	VIP	VIP	VIP	Strategic	International	International	Capital
	Health Care	Overseas	Real Estate	Income	Growth	Growth	Appreciation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
					(Series I)	(Series II)	(Series I)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	-	-	-	25.37	-	48.92
Tier 2	-	-	-	-	23.34	-	45.01
Tier 3	-	-	-	-	22.16	-	42.72
Tier 4	-	-	-	-	23.31	-	44.94
Tier 5	-	-	-	-	21.44	-	41.34
Tier 6	-	-	-	-	20.35	-	39.24
Tier 7	-	-	-	-	22.92	-	44.19
Tier 8	-	-	-	-	21.05	-	40.59
Tier 9	-	-	-	-	-	21.33	-
Tier 10	-	-	-	-	-	23.61	-
Tier 11	-	-	-	-	-	19.59	-
Tier 12	-	-	-	-	-	22.12	-
Tier 13	-	-	-	-	-	18.34	-
Tier 14	-	-	-	-	-	19.97	-
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	13.81	-	39.16
Tier 2	-	-	-	-	15.07	-	42.76
MassMutual Transitions SelectSM
Tier 1	-	-	-	-	30.70	-	57.69
Tier 2	-	-	-	-	-	29.52	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	-	-	-	12.70	-
Tier 2	-	-	-	-	-	12.30	-
Tier 3	-	-	-	-	-	12.70	-
MassMutual Capital VantageSM
Tier 1	-	-	-	-	-	12.64	-
Tier 2	-	-	-	-	-	13.06	-
Tier 3	-	-	-	-	-	12.13	-
Tier 4	-	-	-	-	-	12.64	-
Tier 5	-	-	-	-	-	12.53	-
Tier 6	-	-	-	-	-	13.06	-
MassMutual Envision VA	10.87	10.90	9.45	10.21	-	9.86	-

See Notes to Financial Statements

F-7

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Capital	Core Plus	Discovery	Discovery	Diversified	Diversified	Equity and
	Appreciation	Bond	Mid Cap Growth	Mid Cap Growth	Dividend	Dividend	Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
ASSETS
Investments
Number of shares	144,546	227,931	915,050	431,787	176,572	244,158	289,583
Identified cost	$6,056,391	$1,500,195	$66,035,686	$29,150,065	$4,463,575	$6,048,560	$4,994,522
Value	$8,635,201	$1,299,209	$71,401,385	$28,899,503	$4,569,694	$6,250,445	$5,056,126
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	8,635,201	1,299,209	71,401,385	28,899,503	4,569,694	6,250,445	5,056,126
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	300	5,835	-	-	-	111
Payable to Massachusetts Mutual Life Insurance Company	11	17	542	9	60	7	51
Total liabilities	11	317	6,377	9	60	7	162
NET ASSETS	$8,635,190	$1,298,892	$71,395,008	$28,899,494	$4,569,634	$6,250,438	$5,055,964
Net Assets:
Accumulation units - value	$8,635,190	$1,288,901	$68,532,699	$28,897,675	$4,439,726	$6,250,438	$5,052,270
Contracts in payout (annuitization) period	-	9,991	2,862,309	1,819	129,908	-	3,694
Net assets	$8,635,190	$1,298,892	$71,395,008	$28,899,494	$4,569,634	$6,250,438	$5,055,964
Outstanding units
Contract owners	169,396	89,438	1,634,057	1,168,960	260,704	405,397	247,140
UNIT VALUE
Panorama Premier	$-	$14.52	$36.21	$-	$19.33	$-	$19.57
Panorama Passage®
Tier 1	-	-	35.52	-	18.90	-	19.14
Tier 2	-	-	34.31	-	18.26	-	18.49
Tier 3	-	-	37.84	-	20.10	-	20.36
Tier 4	-	-	35.76	-	19.00	-	19.24
MassMutual Artistry	-	-	20.29	-	17.74	-	20.01
MassMutual Transitions®
Custom Plan	-	-	52.19	-	19.16	-	22.12
Package Plan I	-	-	52.19	-	19.16	-	22.12
Package Plan II	-	-	48.22	-	17.71	-	20.43
Package Plan III	-	-	45.57	-	16.73	-	19.31

See Notes to Financial Statements

F-8

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Capital	Core Plus	Discovery	Discovery	Diversified	Diversified	Equity and
	Appreciation	Bond	Mid Cap Growth	Mid Cap Growth	Dividend	Dividend	Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	-	43.80	-	14.66	-	16.79
Tier 2	-	-	40.29	-	13.49	-	15.45
Tier 3	-	-	38.25	-	12.81	-	14.66
Tier 4	-	-	40.23	-	13.47	-	15.42
Tier 5	-	-	37.01	-	12.39	-	14.19
Tier 6	-	-	35.14	-	11.76	-	13.47
Tier 7	-	-	39.56	-	13.25	-	15.17
Tier 8	-	-	36.34	-	12.17	-	13.93
Tier 9	41.05	-	-	36.73	-	12.34	-
Tier 10	45.45	-	-	40.66	-	13.66	-
Tier 11	37.71	-	-	33.74	-	11.33	-
Tier 12	42.58	-	-	38.09	-	12.79	-
Tier 13	35.30	-	-	31.59	-	10.61	-
Tier 14	38.43	-	-	34.39	-	11.55	-
MassMutual RetireEase SelectSM
Tier 1	-	-	31.71	-	11.44	-	13.09
Tier 2	-	-	34.63	-	12.49	-	14.30
MassMutual Transitions SelectSM
Tier 1	-	-	51.17	-	17.43	-	19.21
Tier 2	55.37	-	-	49.08	-	16.77	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	-	24.35	-	-	-
Tier 2	-	-	-	23.58	-	-	-
Tier 3	-	-	-	24.35	-	-	-
MassMutual Capital VantageSM
Tier 1	-	-	-	24.24	-	-	-
Tier 2	-	-	-	25.03	-	-	-
Tier 3	-	-	-	23.26	-	-	-
Tier 4	-	-	-	24.24	-	-	-
Tier 5	-	-	-	24.02	-	-	-
Tier 6	-	-	-	25.03	-	-	-
MassMutual Envision VA	-	-	-	11.47	-	-	-

See Notes to Financial Statements

F-9

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Equity and	Invesco V.I.	Invesco V.I.	Global Strategic	Global Strategic	Invesco V.I.	Invesco V.I.
	Income	Global	Global	Income	Income	Health Care	Health Care
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
ASSETS
Investments
Number of shares	710	3,080,899	1,433,635	21,578,549	8,954,768	273,291	240,461
Identified cost	$12,131	$115,801,338	$52,308,673	$99,597,058	$42,571,986	$7,613,819	$6,358,453
Value	$12,295	$123,205,139	$55,424,346	$92,571,975	$39,580,073	$7,376,125	$5,939,377
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	2	-	-	-	-	-	1
Total assets	12,297	123,205,139	55,424,346	92,571,975	39,580,073	7,376,125	5,939,378
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	7,335	-	6,522	-	715	-
Payable to Massachusetts Mutual Life Insurance Company	-	804	20	1,062	-	105	-
Total liabilities	-	8,139	20	7,584	-	820	-
NET ASSETS	$12,297	$123,197,000	$55,424,326	$92,564,391	$39,580,073	$7,375,305	$5,939,378
Net Assets:
Accumulation units - value	$12,297	$119,407,586	$55,420,025	$89,495,589	$39,580,073	$7,045,953	$5,939,378
Contracts in payout (annuitization) period	-	3,789,414	4,301	3,068,802	-	329,352	-
Net assets	$12,297	$123,197,000	$55,424,326	$92,564,391	$39,580,073	$7,375,305	$5,939,378
Outstanding units
Contract owners	667	2,524,262	1,963,799	5,611,693	3,021,736	206,912	173,135
UNIT VALUE
Panorama Premier	$-	$60.29	$-	$20.88	$-	$35.74	$-
Panorama Passage®
Tier 1	-	59.15	-	20.31	-	34.96	-
Tier 2	-	57.13	-	19.62	-	33.77	-
Tier 3	-	63.00	-	21.64	-	37.18	-
Tier 4	-	59.55	-	20.45	-	35.15	-
MassMutual Artistry	-	42.25	-	21.02	-	32.54	-
MassMutual Transitions®
Custom Plan	-	55.46	-	20.93	-	40.65	-
Package Plan I	-	55.46	-	20.93	-	40.65	-
Package Plan II	-	51.24	-	19.34	-	37.56	-
Package Plan III	-	48.43	-	18.28	-	35.50	-

See Notes to Financial Statements

F-10

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Equity and	Invesco V.I.	Invesco V.I.	Global Strategic	Global Strategic	Invesco V.I.	Invesco V.I.
	Income	Global	Global	Income	Income	Health Care	Health Care
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	41.71	-	15.10	-	32.00	-
Tier 2	-	38.38	-	13.89	-	29.44	-
Tier 3	-	36.43	-	13.18	-	27.94	-
Tier 4	-	38.31	-	13.87	-	29.39	-
Tier 5	-	35.25	-	12.76	-	27.04	-
Tier 6	-	33.46	-	12.11	-	25.67	-
Tier 7	-	37.68	-	13.64	-	28.90	-
Tier 8	-	34.61	-	12.53	-	26.55	-
Tier 9	14.09	-	35.02	-	12.64	-	26.86
Tier 10	15.60	-	38.77	-	14.00	-	29.73
Tier 11	12.95	-	32.17	-	11.61	-	24.67
Tier 12	14.62	-	36.32	-	13.11	-	27.85
Tier 13	-	-	30.11	-	10.87	-	23.09
Tier 14	-	-	32.78	-	11.84	-	25.14
MassMutual RetireEase SelectSM
Tier 1	-	25.87	-	12.35	-	26.00	-
Tier 2	-	28.25	-	13.49	-	28.39	-
MassMutual Transitions SelectSM
Tier 1	-	50.37	-	16.34	-	38.33	-
Tier 2	18.44	-	48.36	-	15.65	-	36.80
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	20.82	-	10.07	-	-
Tier 2	-	-	20.16	-	9.75	-	-
Tier 3	-	-	20.82	-	10.07	-	-
MassMutual Capital VantageSM
Tier 1	-	-	20.72	-	10.03	-	-
Tier 2	-	-	21.40	-	10.35	-	-
Tier 3	-	-	19.89	-	9.62	-	-
Tier 4	-	-	20.72	-	10.03	-	-
Tier 5	-	-	20.54	-	9.94	-	-
Tier 6	-	-	21.40	-	10.35	-	-
MassMutual Envision VA	-	-	12.29	-	9.77	-	-
See Notes to Financial Statements

F-11

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
							Janus Henderson
					Invesco V.I.		Global
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	U.S. Government	Janus Henderson	Technology and
	Main Street	Main Street	Technology	Technology	Money	Enterprise	Innovation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)
ASSETS
Investments
Number of shares	1,581,587	1,037,080	348,609	414,669	5,644,696	3,787	143,902
Identified cost	$32,678,460	$20,201,723	$6,226,290	$5,355,546	$5,644,696	$283,007	$2,619,972
Value	$32,280,177	$20,544,545	$8,296,886	$8,372,166	$5,644,695	$282,963	$3,044,971
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	32,280,177	20,544,545	8,296,886	8,372,166	5,644,695	282,963	3,044,971
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	3,085	-	1,540	-	2,338	-	-
Payable to Massachusetts Mutual Life Insurance Company	136	13	129	-	1,371	-	-
Total liabilities	3,221	13	1,669	-	3,709	-	-
NET ASSETS	$32,276,956	$20,544,532	$8,295,217	$8,372,166	$5,640,986	$282,963	$3,044,971
Net Assets:
Accumulation units - value	$31,930,618	$20,544,532	$8,070,080	$8,369,975	$5,514,486	$282,963	$3,044,971
Contracts in payout (annuitization) period	346,338	-	225,137	2,191	126,500	-	-
Net assets	$32,276,956	$20,544,532	$8,295,217	$8,372,166	$5,640,986	$282,963	$3,044,971
Outstanding units
Contract owners	694,353	742,894	288,501	138,474	507,739	25,911	203,266
UNIT VALUE
Panorama Premier	$40.36	$-	$15.22	$-	$12.42	$-	$-
Panorama Passage®
Tier 1	40.84	-	14.89	-	10.62	-	-
Tier 2	39.45	-	14.38	-	10.26	-	-
Tier 3	43.50	-	15.83	-	11.31	-	-
Tier 4	41.12	-	14.97	-	10.69	-	-
MassMutual Artistry	38.01	-	15.13	-	11.03	-	-
MassMutual Transitions®
Custom Plan	53.21	-	59.92	-	11.11	-	-
Package Plan I	53.21	-	59.92	-	11.11	-	-
Package Plan II	49.17	-	55.36	-	10.26	-	-
Package Plan III	46.47	-	52.32	-	9.70	-	-

See Notes to Financial Statements

F-12

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
							Janus Henderson
					Invesco V.I.		Global
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	U.S. Government	Janus Henderson	Technology and
	Main Street	Main Street	Technology	Technology	Money	Enterprise	Innovation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	43.64	-	52.81	-	9.77	-	-
Tier 2	40.15	-	48.59	-	8.99	-	-
Tier 3	38.11	-	46.12	-	8.53	-	-
Tier 4	40.08	-	48.51	-	8.97	-	-
Tier 5	36.88	-	44.63	-	8.26	-	-
Tier 6	35.01	-	42.37	-	7.84	-	-
Tier 7	39.42	-	47.71	-	8.82	-	-
Tier 8	36.21	-	43.82	-	8.11	-	-
Tier 9	-	36.64	-	44.30	-	-	-
Tier 10	-	40.56	-	49.05	-	-	-
Tier 11	-	33.66	-	40.70	-	-	-
Tier 12	-	38.00	-	45.95	-	-	-
Tier 13	-	31.51	-	38.10	-	-	-
Tier 14	-	34.30	-	41.47	-	-	-
MassMutual RetireEase SelectSM
Tier 1	32.19	-	45.42	-	-	-	-
Tier 2	35.15	-	49.60	-	-	-	-
MassMutual Transitions SelectSM
Tier 1	51.04	-	71.69	-	10.64	-	-
Tier 2	-	49.02	-	68.78	-	-	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	24.22	-	-	-	-	-
Tier 2	-	23.45	-	-	-	-	-
Tier 3	-	24.22	-	-	-	-	-
MassMutual Capital VantageSM
Tier 1	-	24.11	-	-	-	-	-
Tier 2	-	24.90	-	-	-	-	-
Tier 3	-	23.13	-	-	-	-	-
Tier 4	-	24.11	-	-	-	-	-
Tier 5	-	23.89	-	-	-	-	-
Tier 6	-	24.90	-	-	-	-	-
MassMutual Envision VA	-	-	-	-	-	10.92	14.98

See Notes to Financial Statements

F-13

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
		Macquarie				MML	MML
		VIP	Macquarie	MML	MML	American	American
	Janus Henderson	Asset	VIP	Aggressive	Aggressive	Funds	Funds
	Overseas	Strategy	Growth	Allocation	Allocation	Core Allocation	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
				(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	1,206	1,010,936	22,247	2,786,407	7,166,576	52,381,678	16,390,240
Identified cost	$50,824	$9,336,701	$234,495	$25,884,532	$64,099,766	$571,901,391	$247,010,289
Value	$50,374	$9,391,599	$237,817	$25,412,031	$63,710,864	$569,388,836	$277,486,771
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	50,374	9,391,599	237,817	25,412,031	63,710,864	569,388,836	277,486,771
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	-	-	-	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	2	17	8	23	4	32	42
Total liabilities	2	17	8	23	4	32	42
NET ASSETS	$50,372	$9,391,582	$237,809	$25,412,008	$63,710,860	$569,388,804	$277,486,729
Net Assets:
Accumulation units - value	$50,372	$9,391,582	$237,809	$25,412,008	$63,710,860	$569,041,527	$277,256,649
Contracts in payout (annuitization) period	-	-	-	-	-	347,277	230,080
Net assets	$50,372	$9,391,582	$237,809	$25,412,008	$63,710,860	$569,388,804	$277,486,729
Outstanding units
Contract owners	5,200	596,470	20,586	882,659	2,852,095	26,617,261	8,263,061
UNIT VALUE
Panorama Premier	$-	$-	$-	$27.92	$-	$-	$-
Panorama Passage®
Tier 1	-	-	-	27.49	-	-	-
Tier 2	-	-	-	26.76	-	-	-
Tier 3	-	-	-	28.68	-	-	-
Tier 4	-	-	-	27.45	-	-	-
MassMutual Artistry	-	-	-	28.98	-	30.65	88.82
MassMutual Transitions®
Custom Plan	-	-	-	30.13	-	-	-
Package Plan I	-	-	-	30.13	-	-	-
Package Plan II	-	-	-	28.39	-	-	-
Package Plan III	-	-	-	27.22	-	-	-

See Notes to Financial Statements

F-14

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
		Macquarie				MML	MML
		VIP	Macquarie	MML	MML	American	American
	Janus Henderson	Asset	VIP	Aggressive	Aggressive	Funds	Funds
	Overseas	Strategy	Growth	Allocation	Allocation	Core Allocation	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
				(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	17.23	-	27.22	-	22.95	59.65
Tier 2	-	16.41	-	25.43	-	21.50	55.88
Tier 3	-	15.92	-	24.38	-	20.64	53.65
Tier 4	-	16.41	-	25.43	-	21.50	55.88
Tier 5	-	15.63	-	23.77	-	20.14	52.35
Tier 6	-	15.16	-	22.78	-	19.33	50.26
Tier 7	-	16.21	-	25.01	-	21.15	54.98
Tier 8	-	15.44	-	23.37	-	19.81	51.51
Tier 9	-	15.82	-	-	23.23	20.47	53.21
Tier 10	-	16.82	-	-	25.28	22.21	57.74
Tier 11	-	15.07	-	-	21.70	19.18	49.85
Tier 12	-	16.02	-	-	23.68	20.81	54.09
Tier 13	-	14.27	-	-	20.32	17.95	46.67
Tier 14	-	14.98	-	-	21.74	19.16	49.82
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
MassMutual Transitions SelectSM
Tier 1	-	18.09	-	29.12	-	24.49	63.67
Tier 2	-	18.09	-	-	27.95	24.49	63.67
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	15.60	-	-	18.52	16.99	37.06
Tier 2	-	15.11	-	-	17.93	16.45	35.89
Tier 3	-	15.60	-	-	18.52	16.99	37.06
MassMutual Capital VantageSM
Tier 1	-	15.53	-	-	18.43	16.91	36.89
Tier 2	-	16.04	-	-	19.03	17.47	38.10
Tier 3	-	14.90	-	-	17.69	16.23	35.40
Tier 4	-	15.53	-	-	18.43	16.91	36.89
Tier 5	-	15.39	-	-	18.26	16.76	36.55
Tier 6	-	16.04	-	-	19.03	17.47	38.10
MassMutual Envision VA	9.69	11.17	11.55	-	11.56	11.40	14.28

See Notes to Financial Statements

F-15

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML			MML	MML	MML
	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative
	Allocation	Allocation	Blend	Blend	Growth	Growth	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
ASSETS
Investments
Number of shares	5,941,748	25,648,818	2,276,419	9,215,075	2,505,241	10,063,406	5,183,075
Identified cost	$55,293,317	$233,588,717	$47,893,880	$191,887,063	$41,868,186	$157,888,730	$48,210,095
Value	$51,396,121	$219,297,396	$49,364,400	$198,194,660	$50,505,658	$184,663,492	$43,123,187
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	51,396,121	219,297,396	49,364,400	198,194,660	50,505,658	184,663,492	43,123,187
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	-	743	-	1,781	-	-
Payable to Massachusetts Mutual Life Insurance Company	68	6	85	9	143	12	43
Total liabilities	68	6	828	9	1,924	12	43
NET ASSETS	$51,396,053	$219,297,390	$49,363,572	$198,194,651	$50,503,734	$184,663,480	$43,123,144
Net Assets:
Accumulation units - value	$51,396,053	$219,187,102	$48,032,336	$198,194,651	$49,273,046	$184,657,097	$42,933,719
Contracts in payout (annuitization) period	-	110,288	1,331,236	-	1,230,688	6,383	189,425
Net assets	$51,396,053	$219,297,390	$49,363,572	$198,194,651	$50,503,734	$184,663,480	$43,123,144
Outstanding units
Contract owners	2,543,623	13,178,062	1,402,386	10,032,008	641,949	5,664,205	2,262,453
UNIT VALUE
Panorama Premier	$19.82	$-	$30.92	$-	$86.47	$-	$18.51
Panorama Passage®
Tier 1	19.52	-	32.55	-	84.80	-	18.23
Tier 2	19.00	-	31.44	-	81.91	-	17.74
Tier 3	20.37	-	34.67	-	89.52	-	19.02
Tier 4	19.49	-	32.77	-	84.61	-	18.20
MassMutual Artistry	20.58	-	34.45	-	90.69	-	19.21
MassMutual Transitions®
Custom Plan	21.39	-	41.27	-	83.91	-	19.97
Package Plan I	21.39	-	41.27	-	83.91	-	19.97
Package Plan II	20.16	-	38.13	-	77.53	-	18.82
Package Plan III	19.33	-	36.04	-	73.28	-	18.04

See Notes to Financial Statements

F-16

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML			MML	MML	MML
	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative
	Allocation	Allocation	Blend	Blend	Growth	Growth	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	19.33	-	33.25	-	67.29	-	18.04
Tier 2	18.06	-	30.59	-	61.91	-	16.86
Tier 3	17.31	-	29.04	-	58.77	-	16.16
Tier 4	18.06	-	30.54	-	61.81	-	16.86
Tier 5	16.88	-	28.10	-	56.87	-	15.76
Tier 6	16.18	-	26.68	-	53.98	-	15.10
Tier 7	17.76	-	30.04	-	60.79	-	16.58
Tier 8	16.59	-	27.59	-	55.84	-	15.49
Tier 9	-	16.51	-	27.91	-	56.46	-
Tier 10	-	17.97	-	30.90	-	62.51	-
Tier 11	-	15.43	-	25.64	-	51.87	-
Tier 12	-	16.84	-	28.95	-	58.56	-
Tier 13	-	14.45	-	24.00	-	48.55	-
Tier 14	-	15.46	-	26.13	-	52.86	-
MassMutual RetireEase SelectSM
Tier 1	-	-	26.10	-	51.83	-	-
Tier 2	-	-	28.50	-	56.60	-	-
MassMutual Transitions SelectSM
Tier 1	20.68	-	37.68	-	80.25	-	19.31
Tier 2	-	19.87	-	36.17	-	77.02	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	14.19	-	18.35	-	30.59	-
Tier 2	-	13.74	-	17.77	-	29.63	-
Tier 3	-	14.19	-	18.35	-	30.59	-
MassMutual Capital VantageSM
Tier 1	-	14.12	-	18.27	-	30.45	-
Tier 2	-	14.58	-	18.87	-	31.45	-
Tier 3	-	13.55	-	17.53	-	29.22	-
Tier 4	-	14.12	-	18.27	-	30.45	-
Tier 5	-	13.99	-	18.10	-	30.18	-
Tier 6	-	14.58	-	18.87	-	31.45	-
MassMutual Envision VA	-	10.46	-	11.63	-	14.36	-

See Notes to Financial Statements

F-17

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML					MML
	Conservative	Dynamic	MML	MML	MML	MML	Equity
	Allocation	Bond	Equity	Equity	Equity Income	Equity Income	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)
ASSETS
Investments
Number of shares	22,193,906	1,629,614	721,393	2,466,784	10,018,049	6,795,428	898,677
Identified cost	$200,103,433	$15,105,934	$18,611,805	$61,854,862	$98,081,830	$66,653,822	$26,167,157
Value	$182,211,966	$13,134,689	$21,963,866	$73,441,388	$101,182,292	$67,206,782	$32,307,456
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	182,211,966	13,134,689	21,963,866	73,441,388	101,182,292	67,206,782	32,307,456
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	-	639	-	2,731	-	977
Payable to Massachusetts Mutual Life Insurance Company	10	1	94	-	492	8	102
Total liabilities	10	1	733	-	3,223	8	1,079
NET ASSETS	$182,211,956	$13,134,688	$21,963,133	$73,441,388	$101,179,069	$67,206,774	$32,306,377
Net Assets:
Accumulation units - value	$182,135,364	$13,134,688	$21,154,738	$73,441,388	$97,346,250	$67,201,359	$31,767,828
Contracts in payout (annuitization) period	76,592	-	808,395	-	3,832,819	5,415	538,549
Net assets	$182,211,956	$13,134,688	$21,963,133	$73,441,388	$101,179,069	$67,206,774	$32,306,377
Outstanding units
Contract owners	11,315,855	1,356,841	619,403	2,804,714	2,741,257	2,667,336	651,476
UNIT VALUE
Panorama Premier	$-	$-	$28.54	$-	$44.21	$-	$43.80
Panorama Passage®
Tier 1	-	-	31.54	-	43.36	-	45.26
Tier 2	-	-	30.46	-	41.88	-	43.72
Tier 3	-	-	33.59	-	45.77	-	48.21
Tier 4	-	-	31.75	-	43.26	-	45.57
MassMutual Artistry	-	-	34.44	-	46.37	-	42.06
MassMutual Transitions®
Custom Plan	-	-	43.82	-	41.66	-	62.28
Package Plan I	-	-	43.82	-	41.66	-	62.28
Package Plan II	-	-	40.49	-	38.49	-	57.54
Package Plan III	-	-	38.27	-	36.38	-	54.38

See Notes to Financial Statements

F-18

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML					MML
	Conservative	Dynamic	MML	MML	MML	MML	Equity
	Allocation	Bond	Equity	Equity	Equity Income	Equity Income	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	-	35.23	-	33.56	-	50.62
Tier 2	-	-	32.41	-	30.87	-	46.57
Tier 3	-	-	30.77	-	29.31	-	44.21
Tier 4	-	-	32.36	-	30.82	-	46.50
Tier 5	-	-	29.77	-	28.36	-	42.78
Tier 6	-	-	28.26	-	26.92	-	40.61
Tier 7	-	-	31.82	-	30.31	-	45.72
Tier 8	-	-	29.23	-	27.84	-	42.00
Tier 9	15.39	-	-	29.58	-	28.17	-
Tier 10	16.75	-	-	32.74	-	31.19	-
Tier 11	14.38	-	-	27.17	-	25.88	-
Tier 12	15.69	-	-	30.67	-	29.22	-
Tier 13	13.47	-	-	25.43	-	24.23	-
Tier 14	14.41	-	-	27.69	-	26.37	-
MassMutual RetireEase SelectSM
Tier 1	-	-	23.70	-	23.15	-	37.44
Tier 2	-	-	25.87	-	25.27	-	40.88
MassMutual Transitions SelectSM
Tier 1	-	-	39.86	-	38.01	-	58.88
Tier 2	18.52	-	-	38.27	-	36.50	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	43.85
Tier 2	-	-	-	-	-	-	44.67
Tier 3	-	-	-	-	-	-	46.81
Tier 4	-	-	-	-	-	-	46.81
MassMutual Transitions SelectSM II
Tier 1	13.33	9.78	-	20.98	-	20.17	-
Tier 2	12.91	9.47	-	20.31	-	19.53	-
Tier 3	13.33	9.78	-	20.98	-	20.17	-
MassMutual Capital VantageSM
Tier 1	13.27	9.73	-	20.88	-	20.07	-
Tier 2	13.70	10.05	-	21.56	-	20.73	-
Tier 3	12.73	9.34	-	20.04	-	19.26	-
Tier 4	13.27	9.73	-	20.88	-	20.07	-
Tier 5	13.15	9.64	-	20.69	-	19.89	-
Tier 6	13.70	10.05	-	21.56	-	20.73	-
MassMutual Envision VA	10.24	9.12	-	12.38	-	11.22	-
See Notes to Financial Statements

F-19

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML			MML	MML
	Equity	Equity	Focused	MML	MML	Fundamental	Fundamental
	Index	Rotation	Equity	Foreign	Foreign	Equity	Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class I)			(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	638,629	124,709	2,866,416	8,082,403	912,451	2,316,620	1,930,523
Identified cost	$17,672,763	$1,549,919	$19,559,016	$71,405,721	$7,869,120	$22,752,584	$23,038,722
Value	$21,617,603	$1,508,976	$20,265,561	$77,348,599	$8,668,284	$25,065,830	$23,629,603
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	21,617,603	1,508,976	20,265,561	77,348,599	8,668,284	25,065,830	23,629,603
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	-	-	1,851	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	4	8	46	375	12	29	35
Total liabilities	4	8	46	2,226	12	29	35
NET ASSETS	$21,617,599	$1,508,968	$20,265,515	$77,346,373	$8,668,272	$25,065,801	$23,629,568
Net Assets:
Accumulation units - value	$21,617,599	$1,508,968	$20,265,515	$73,787,057	$8,668,272	$24,980,018	$23,629,568
Contracts in payout (annuitization) period	-	-	-	3,559,316	-	85,783	-
Net assets	$21,617,599	$1,508,968	$20,265,515	$77,346,373	$8,668,272	$25,065,801	$23,629,568
Outstanding units
Contract owners	399,394	70,827	819,220	4,395,190	558,569	935,830	1,184,496
UNIT VALUE
Panorama Premier	$-	$-	$35.90	$16.70	$-	$41.04	$28.37
Panorama Passage®
Tier 1	-	-	35.50	16.75	-	40.58	28.05
Tier 2	-	-	34.79	16.18	-	39.76	27.49
Tier 3	-	-	36.64	17.84	-	41.88	28.95
Tier 4	-	-	35.45	16.86	-	40.52	28.01
MassMutual Artistry	-	-	36.92	15.95	-	42.20	29.17
MassMutual Transitions®
Custom Plan	-	-	38.01	20.20	-	43.45	30.04
Package Plan I	-	-	38.01	20.20	-	43.45	30.04
Package Plan II	-	-	36.36	18.66	-	41.56	28.73
Package Plan III	-	-	35.23	17.63	-	40.27	27.84

See Notes to Financial Statements

F-20

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML			MML	MML
	Equity	Equity	Focused	MML	MML	Fundamental	Fundamental
	Index	Rotation	Equity	Foreign	Foreign	Equity	Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class I)			(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	-	35.23	16.59	-	40.27	27.84
Tier 2	-	-	33.49	15.26	-	38.28	26.46
Tier 3	-	-	32.44	14.49	-	37.09	25.64
Tier 4	-	-	33.49	15.24	-	38.28	26.46
Tier 5	-	-	31.83	14.02	-	36.39	25.15
Tier 6	-	-	30.84	13.31	-	35.25	24.37
Tier 7	-	-	33.07	14.98	-	37.80	26.13
Tier 8	-	-	31.43	13.76	-	35.93	24.84
Tier 9	42.47	-	32.24	-	13.92	36.85	25.48
Tier 10	47.02	-	34.35	-	15.41	39.26	27.14
Tier 11	39.02	-	30.65	-	12.79	35.03	24.22
Tier 12	44.05	-	32.65	-	14.44	37.32	25.80
Tier 13	36.53	-	28.95	-	11.97	33.09	22.87
Tier 14	39.76	-	30.45	-	13.03	34.81	24.06
MassMutual RetireEase SelectSM
Tier 1	-	-	-	10.01	-	-	-
Tier 2	-	-	-	10.93	-	-	-
MassMutual Transitions SelectSM
Tier 1	-	-	37.06	19.05	-	42.36	29.28
Tier 2	56.51	-	37.06	-	18.29	42.36	29.28
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	25.18	-	11.82	28.72	20.32
Tier 2	-	-	24.38	-	11.45	27.82	19.67
Tier 3	-	-	25.18	-	11.82	28.72	20.32
MassMutual Capital VantageSM
Tier 1	-	24.30	25.06	-	11.77	28.59	20.22
Tier 2	-	25.09	25.88	-	12.15	29.53	20.88
Tier 3	-	23.31	24.05	-	11.29	27.44	19.41
Tier 4	-	24.30	25.06	-	11.77	28.59	20.22
Tier 5	-	24.08	24.83	-	11.66	28.33	20.04
Tier 6	-	25.09	25.88	-	12.15	29.53	20.88
MassMutual Envision VA	-	11.88	11.76	-	10.14	12.84	12.17

See Notes to Financial Statements

F-21

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

				MML	MML		MML
	MML	MML	MML	Growth	Growth	MML	Income
	Global	Global	Global	Allocation	Allocation	High Yield	& Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class I)	(Class II)	(Service Class I)	(Initial Class)	(Service Class)		(Initial Class)
ASSETS
Investments
Number of shares	1,086,040	793,729	5,123,698	35,426,720	73,490,008	4,615,990	2,076,427
Identified cost	$4,889,688	$3,472,124	$20,159,785	$292,685,876	$599,495,725	$41,919,434	$20,434,169
Value	$4,572,228	$3,643,217	$20,238,606	$278,808,285	$571,017,362	$40,205,270	$20,411,274
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	6	-	-
Total assets	4,572,228	3,643,217	20,238,606	278,808,285	571,017,368	40,205,270	20,411,274
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	4	-	-	-	81	1,368
Payable to Massachusetts Mutual Life Insurance Company	74	17	8	41	-	58	106
Total liabilities	74	21	8	41	-	139	1,474
NET ASSETS	$4,572,154	$3,643,196	$20,238,598	$278,808,244	$571,017,368	$40,205,131	$20,409,800
Net Assets:
Accumulation units - value	$4,258,857	$3,643,057	$20,238,598	$278,808,244	$571,017,368	$40,202,442	$19,563,143
Contracts in payout (annuitization) period	313,297	139	-	-	-	2,689	846,657
Net assets	$4,572,154	$3,643,196	$20,238,598	$278,808,244	$571,017,368	$40,205,131	$20,409,800
Outstanding units
Contract owners	171,523	189,802	1,029,473	11,068,197	25,150,616	2,618,990	563,962
UNIT VALUE
Panorama Premier	$-	$21.92	$-	$24.75	$-	$19.63	$40.42
Panorama Passage®
Tier 1	-	21.14	-	24.38	-	19.37	30.99
Tier 2	-	20.42	-	23.73	-	18.93	29.94
Tier 3	-	22.52	-	25.43	-	20.10	33.01
Tier 4	-	21.28	-	24.34	-	19.35	31.21
MassMutual Artistry	-	15.89	-	25.69	-	20.28	29.82
MassMutual Transitions®
Custom Plan	27.84	-	-	26.71	-	20.97	40.40
Package Plan I	27.84	-	-	26.71	-	20.97	40.40
Package Plan II	25.73	-	-	25.17	-	19.92	37.33
Package Plan III	24.31	-	-	24.13	-	19.20	35.28

See Notes to Financial Statements

F-22

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

				MML	MML		MML
	MML	MML	MML	Growth	Growth	MML	Income
	Global	Global	Global	Allocation	Allocation	High Yield	& Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class I)	(Class II)	(Service Class I)	(Initial Class)	(Service Class)		(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	24.14	-	-	24.13	-	19.20	31.94
Tier 2	22.21	-	-	22.55	-	18.11	29.38
Tier 3	21.09	-	-	21.61	-	17.46	27.89
Tier 4	22.18	-	-	22.55	-	18.11	29.34
Tier 5	20.40	-	-	21.07	-	17.08	26.99
Tier 6	19.37	-	-	20.20	-	16.46	25.62
Tier 7	21.81	-	-	22.17	-	17.85	28.85
Tier 8	20.03	-	-	20.72	-	16.83	26.50
Tier 9	-	-	20.36	-	20.61	17.33	-
Tier 10	-	-	22.54	-	22.43	18.65	-
Tier 11	-	-	18.70	-	19.26	16.34	-
Tier 12	-	-	21.12	-	21.01	17.59	-
Tier 13	-	-	17.51	-	18.03	15.30	-
Tier 14	-	-	19.06	-	19.29	16.23	-
MassMutual RetireEase SelectSM
Tier 1	19.18	-	-	-	-	-	22.55
Tier 2	20.94	-	-	-	-	-	24.62
MassMutual Transitions SelectSM
Tier 1	29.88	-	-	25.82	-	20.36	36.71
Tier 2	-	-	28.82	-	24.80	20.36	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	17.70	-	16.85	14.19	-
Tier 2	-	-	17.14	-	16.32	13.74	-
Tier 3	-	-	17.70	-	16.85	14.19	-
MassMutual Capital VantageSM
Tier 1	-	-	17.61	-	16.78	14.12	-
Tier 2	-	-	18.19	-	17.32	14.58	-
Tier 3	-	-	16.90	-	16.10	13.55	-
Tier 4	-	-	17.61	-	16.78	14.12	-
Tier 5	-	-	17.45	-	16.62	13.99	-
Tier 6	-	-	18.19	-	17.32	14.58	-
MassMutual Envision VA	-	-	10.41	-	11.14	10.81	-

See Notes to Financial Statements

F-23

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
		MML	MML
	MML	Inflation-	Inflation-	MML	MML	MML	MML
	Income	Protected	Protected	International	iShares® 60/40	iShares® 80/20	Large Cap
	& Growth	and Income	and Income	Equity	Allocation	Allocation	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)				(Initial Class)
ASSETS
Investments
Number of shares	3,053,790	9,457,798	4,721,896	957,620	2,327,506	5,742,628	1,021,822
Identified cost	$29,502,441	$94,174,157	$46,746,131	$8,837,873	$22,882,134	$56,217,917	$12,447,976
Value	$29,224,767	$80,958,749	$40,041,677	$9,652,806	$24,648,289	$64,202,586	$17,575,334
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	1	-	-	-	-
Total assets	29,224,767	80,958,749	40,041,678	9,652,806	24,648,289	64,202,586	17,575,334
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	4,535	-	-	-	-	339
Payable to Massachusetts Mutual Life Insurance Company	13	1,171	-	28	1	3	66
Total liabilities	13	5,706	-	28	1	3	405
NET ASSETS	$29,224,754	$80,953,043	$40,041,678	$9,652,778	$24,648,288	$64,202,583	$17,574,929
Net Assets:
Accumulation units - value	$29,224,754	$77,939,731	$40,037,801	$9,652,778	$24,648,288	$64,202,583	$17,430,216
Contracts in payout (annuitization) period	-	3,013,312	3,877	-	-	-	144,713
Net assets	$29,224,754	$80,953,043	$40,041,678	$9,652,778	$24,648,288	$64,202,583	$17,574,929
Outstanding units
Contract owners	1,247,997	5,652,410	3,449,679	769,674	2,237,755	5,511,250	302,650
UNIT VALUE
Panorama Premier	$-	$14.92	$-	$-	$-	$-	$46.45
Panorama Passage®
Tier 1	-	14.63	-	-	-	-	46.66
Tier 2	-	14.13	-	-	-	-	45.07
Tier 3	-	15.44	-	-	-	-	49.70
Tier 4	-	14.60	-	-	-	-	46.97
MassMutual Artistry	-	15.64	-	12.09	-	-	38.62
MassMutual Transitions®
Custom Plan	-	16.44	-	12.39	-	-	67.66
Package Plan I	-	16.44	-	12.39	-	-	67.66
Package Plan II	-	15.24	-	11.94	-	-	62.52
Package Plan III	-	14.44	-	11.62	-	-	59.09

See Notes to Financial Statements

F-24

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
		MML	MML
	MML	Inflation-	Inflation-	MML	MML	MML	MML
	Income	Protected	Protected	International	iShares® 60/40	iShares® 80/20	Large Cap
	& Growth	and Income	and Income	Equity	Allocation	Allocation	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)				(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	13.54	-	11.62	-	-	55.93
Tier 2	-	12.46	-	11.14	-	-	51.46
Tier 3	-	11.82	-	10.84	-	-	48.85
Tier 4	-	12.44	-	11.14	-	-	51.38
Tier 5	-	11.44	-	10.67	-	-	47.27
Tier 6	-	10.86	-	10.39	-	-	44.87
Tier 7	-	12.23	-	11.02	-	-	50.53
Tier 8	-	11.23	-	10.56	-	-	46.41
Tier 9	26.81	-	11.36	10.79	-	-	-
Tier 10	29.68	-	12.58	11.38	-	-	-
Tier 11	24.63	-	10.44	10.33	-	-	-
Tier 12	27.81	-	11.78	10.90	-	-	-
Tier 13	23.06	-	9.77	9.85	-	-	-
Tier 14	25.10	-	10.63	10.28	-	-	-
MassMutual RetireEase SelectSM
Tier 1	-	12.93	-	-	-	-	48.59
Tier 2	-	14.12	-	-	-	-	53.06
MassMutual Transitions SelectSM
Tier 1	-	14.71	-	12.13	-	-	70.63
Tier 2	35.25	-	14.11	12.13	-	-	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	21.13	-	11.03	13.10	-	-	-
Tier 2	20.46	-	10.68	12.69	-	-	-
Tier 3	21.13	-	11.03	13.10	-	-	-
MassMutual Capital VantageSM
Tier 1	21.04	-	10.98	13.04	-	-	-
Tier 2	21.72	-	11.34	13.47	-	-	-
Tier 3	20.18	-	10.53	12.51	-	-	-
Tier 4	21.04	-	10.98	13.04	-	-	-
Tier 5	20.84	-	10.88	12.92	-	-	-
Tier 6	21.72	-	11.34	13.47	-	-	-
MassMutual Envision VA	12.15	-	9.30	10.19	11.01	11.65	-

See Notes to Financial Statements

F-25

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML	MML	MML
	Large Cap	Managed	Managed	Managed	Managed	MML	MML
	Growth	Bond	Bond	Volatility	Volatility	Mid Cap Growth	Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	2,489,282	6,292,132	14,186,774	4,548,478	1,245,547	5,191,412	8,066,588
Identified cost	$31,589,241	$76,983,686	$172,083,873	$58,257,061	$15,797,135	$66,984,606	$90,743,044
Value	$39,878,298	$67,749,275	$152,160,302	$61,474,154	$16,685,470	$58,818,699	$80,907,874
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	5	-	-	-	-
Total assets	39,878,298	67,749,275	152,160,307	61,474,154	16,685,470	58,818,699	80,907,874
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	3,578	-	1,878	-	2,722	-
Payable to Massachusetts Mutual Life Insurance Company	2	949	-	446	28	204	20
Total liabilities	2	4,527	-	2,324	28	2,926	20
NET ASSETS	$39,878,296	$67,744,748	$152,160,307	$61,471,830	$16,685,442	$58,815,773	$80,907,854
Net Assets:
Accumulation units - value	$39,878,296	$65,102,021	$152,155,517	$58,938,595	$16,685,442	$57,599,723	$80,907,854
Contracts in payout (annuitization) period	-	2,642,727	4,790	2,533,235	-	1,216,050	-
Net assets	$39,878,296	$67,744,748	$152,160,307	$61,471,830	$16,685,442	$58,815,773	$80,907,854
Outstanding units
Contract owners	1,273,254	4,284,607	12,202,689	2,839,878	905,987	866,413	3,089,885
UNIT VALUE
Panorama Premier	$-	$-	$12.69	$19.79	$-	$113.00	$-
Panorama Passage®
Tier 1	-	19.30	-	19.35	-	83.38	-
Tier 2	-	18.64	-	18.70	-	80.54	-
Tier 3	-	20.56	-	20.59	-	88.81	-
Tier 4	-	19.43	-	19.46	-	83.94	-
MassMutual Artistry	-	19.81	-	20.71	-	68.28	-
MassMutual Transitions®
Custom Plan	-	18.45	-	26.24	-	77.99	-
Package Plan I	-	18.45	-	26.24	-	77.99	-
Package Plan II	-	17.05	-	24.25	-	72.06	-
Package Plan III	-	16.11	-	22.92	-	68.10	-

See Notes to Financial Statements

F-26

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML	MML	MML
	Large Cap	Managed	Managed	Managed	Managed	MML	MML
	Growth	Bond	Bond	Volatility	Volatility	Mid Cap Growth	Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	14.47	-	19.91	-	45.11	-
Tier 2	-	13.31	-	18.32	-	41.86	-
Tier 3	-	12.64	-	17.39	-	39.95	-
Tier 4	-	13.29	-	18.29	-	41.86	-
Tier 5	-	12.23	-	16.83	-	38.85	-
Tier 6	-	11.61	-	15.98	-	37.08	-
Tier 7	-	13.07	-	17.99	-	41.10	-
Tier 8	-	12.01	-	16.52	-	38.14	-
Tier 9	46.93	-	12.15	-	16.72	-	38.18
Tier 10	51.96	-	13.45	-	18.51	-	41.90
Tier 11	43.11	-	11.16	-	15.36	-	35.43
Tier 12	48.67	-	12.60	-	17.34	-	39.26
Tier 13	40.36	-	10.44	-	14.38	-	33.17
Tier 14	43.94	-	11.37	-	15.65	-	35.74
MassMutual RetireEase SelectSM
Tier 1	-	13.32	-	14.38	-	38.60	-
Tier 2	-	14.54	-	15.70	-	42.15	-
MassMutual Transitions SelectSM
Tier 1	-	15.76	-	23.03	-	48.60	-
Tier 2	67.78	-	15.14	-	22.11	-	46.65
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	34.28	-	10.25	-	14.23	-	21.52
Tier 2	33.19	-	9.93	-	13.78	-	20.84
Tier 3	34.28	-	10.25	-	14.23	-	21.52
MassMutual Capital VantageSM
Tier 1	34.12	-	10.20	-	14.17	-	21.42
Tier 2	35.23	-	10.54	-	14.63	-	22.12
Tier 3	32.74	-	9.79	-	13.59	-	20.55
Tier 4	34.12	-	10.20	-	14.17	-	21.42
Tier 5	33.81	-	10.11	-	14.04	-	21.22
Tier 6	35.23	-	10.54	-	14.63	-	22.12
MassMutual Envision VA	16.08	-	9.39	-	11.51	-	11.59
See Notes to Financial Statements

F-27

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

			MML	MML	MML	MML	MML
	MML	MML	Moderate	Moderate	Short-Duration	Small Cap	Small Cap
	Mid Cap Value	Mid Cap Value	Allocation	Allocation	Bond	Equity	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	11,252,826	5,609,411	16,636,348	90,182,113	3,114,742	1,861,571	2,231,496
Identified cost	$99,180,815	$48,989,937	$160,126,821	$849,843,508	$28,469,986	$18,416,094	$22,350,745
Value	$91,372,946	$43,921,688	$150,392,585	$802,620,807	$28,281,858	$21,575,522	$25,061,257
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	57	-	-	-
Total assets	91,372,946	43,921,688	150,392,585	802,620,864	28,281,858	21,575,522	25,061,257
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	4,864	-	-	-	61	2,998	-
Payable to Massachusetts Mutual Life Insurance Company	608	12	108	-	50	138	11
Total liabilities	5,472	12	108	-	111	3,136	11
NET ASSETS	$91,367,474	$43,921,676	$150,392,477	$802,620,864	$28,281,747	$21,572,386	$25,061,246
Net Assets:
Accumulation units - value	$88,017,442	$43,921,676	$150,346,487	$802,527,441	$28,279,717	$21,268,845	$25,061,246
Contracts in payout (annuitization) period	3,350,032	-	45,990	93,423	2,030	303,541	-
Net assets	$91,367,474	$43,921,676	$150,392,477	$802,620,864	$28,281,747	$21,572,386	$25,061,246
Outstanding units
Contract owners	1,900,940	1,865,418	6,775,250	41,828,300	2,667,530	426,694	1,056,531
UNIT VALUE
Panorama Premier	$59.88	$-	$21.66	$-	$10.84	$60.60	$-
Panorama Passage®
Tier 1	63.18	-	21.33	-	10.69	54.35	-
Tier 2	61.02	-	20.76	-	10.45	52.50	-
Tier 3	67.29	-	22.26	-	11.09	57.90	-
Tier 4	63.61	-	21.30	-	10.68	54.72	-
MassMutual Artistry	68.47	-	22.48	-	11.19	53.27	-
MassMutual Transitions®
Custom Plan	55.84	-	23.38	-	11.58	52.23	-
Package Plan I	55.84	-	23.38	-	11.58	52.23	-
Package Plan II	51.59	-	22.03	-	11.00	48.26	-
Package Plan III	48.76	-	21.12	-	10.60	45.61	-

See Notes to Financial Statements

F-28

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

			MML	MML	MML	MML	MML
	MML	MML	Moderate	Moderate	Short-Duration	Small Cap	Small Cap
	Mid Cap Value	Mid Cap Value	Allocation	Allocation	Bond	Equity	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	42.64	-	21.12	-	10.60	40.15	-
Tier 2	39.23	-	19.73	-	10.00	36.94	-
Tier 3	37.24	-	18.92	-	9.64	35.07	-
Tier 4	39.17	-	19.73	-	10.00	36.88	-
Tier 5	36.04	-	18.44	-	9.43	33.93	-
Tier 6	34.21	-	17.68	-	9.09	32.21	-
Tier 7	38.52	-	19.40	-	9.85	36.27	-
Tier 8	35.38	-	18.13	-	9.29	33.32	-
Tier 9	-	35.80	-	18.03	9.57	-	33.64
Tier 10	-	39.63	-	19.62	10.29	-	37.25
Tier 11	-	32.88	-	16.85	9.02	-	30.91
Tier 12	-	37.12	-	18.39	9.71	-	34.89
Tier 13	-	30.78	-	15.77	8.45	-	28.93
Tier 14	-	33.51	-	16.88	8.96	-	31.50
MassMutual RetireEase SelectSM
Tier 1	29.37	-	-	-	-	30.06	-
Tier 2	32.07	-	-	-	-	32.83	-
MassMutual Transitions SelectSM
Tier 1	47.72	-	22.60	-	11.24	48.04	-
Tier 2	-	45.82	-	21.70	11.24	-	46.04
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	18.77	-	15.10	10.42	-	22.01
Tier 2	-	18.18	-	14.62	10.09	-	21.32
Tier 3	-	18.77	-	15.10	10.42	-	22.01
MassMutual Capital VantageSM
Tier 1	-	18.69	-	15.03	10.37	-	21.91
Tier 2	-	19.30	-	15.52	10.71	-	22.63
Tier 3	-	17.93	-	14.42	9.95	-	21.03
Tier 4	-	18.69	-	15.03	10.37	-	21.91
Tier 5	-	18.51	-	14.89	10.28	-	21.71
Tier 6	-	19.30	-	15.52	10.71	-	22.63
MassMutual Envision VA	-	10.93	-	10.72	10.26	-	11.71

See Notes to Financial Statements

F-29

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
						MML
	MML	MML	MML	MML	MML	Strategic	MML
	Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap	Emerging	Sustainable
	Growth Equity	Growth Equity	Company Value	Value	Value	Markets	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)		(Initial Class)
ASSETS
Investments
Number of shares	5,668,371	2,462,851	2,597,790	7,414,631	2,510,967	1,878,916	3,558,575
Identified cost	$63,714,856	$25,331,855	$21,733,092	$66,994,593	$24,568,109	$12,135,464	$57,511,430
Value	$61,058,231	$22,824,853	$21,353,830	$68,214,607	$22,548,483	$9,770,366	$59,250,280
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	576
Total assets	61,058,231	22,824,853	21,353,830	68,214,607	22,548,483	9,770,366	59,250,856
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	3,081	-	-	2,012	-	-	6,739
Payable to Massachusetts Mutual Life Insurance Company	359	12	30	394	1	48	-
Total liabilities	3,440	12	30	2,406	1	48	6,739
NET ASSETS	$61,054,791	$22,824,841	$21,353,800	$68,212,201	$22,548,482	$9,770,318	$59,244,117
Net Assets:
Accumulation units - value	$58,513,689	$22,824,841	$21,353,800	$65,357,574	$22,548,482	$9,770,318	$58,825,446
Contracts in payout (annuitization) period	2,541,102	-	-	2,854,627	-	-	418,671
Net assets	$61,054,791	$22,824,841	$21,353,800	$68,212,201	$22,548,482	$9,770,318	$59,244,117
Outstanding units
Contract owners	1,387,695	854,847	946,261	1,725,101	1,006,815	895,960	1,097,975
UNIT VALUE
Panorama Premier	$61.50	$-	$-	$51.28	$-	$-	$53.87
Panorama Passage®
Tier 1	54.10	-	-	50.29	-	-	52.83
Tier 2	52.25	-	-	48.57	-	-	51.03
Tier 3	57.62	-	-	53.09	-	-	55.77
Tier 4	54.47	-	-	50.18	-	-	52.71
MassMutual Artistry	39.23	-	42.12	53.78	-	13.19	56.50
MassMutual Transitions®
Custom Plan	61.56	-	-	56.53	-	-	59.38
Package Plan I	61.56	-	-	56.53	-	-	59.38
Package Plan II	56.88	-	-	52.40	-	-	55.05
Package Plan III	53.75	-	-	49.64	-	-	52.14

See Notes to Financial Statements

F-30

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
						MML
	MML	MML	MML	MML	MML	Strategic	MML
	Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap	Emerging	Sustainable
	Growth Equity	Growth Equity	Company Value	Value	Value	Markets	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)		(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	44.46	-	39.74	35.64	-	10.13	39.83
Tier 2	40.91	-	37.33	32.79	-	9.49	36.64
Tier 3	38.83	-	35.90	31.12	-	9.11	34.78
Tier 4	40.84	-	37.33	32.74	-	9.49	36.58
Tier 5	37.57	-	35.06	30.12	-	8.89	33.66
Tier 6	35.67	-	33.72	28.59	-	8.54	31.95
Tier 7	40.16	-	36.75	32.19	-	9.34	35.98
Tier 8	36.89	-	34.52	29.57	-	8.75	33.05
Tier 9	-	37.31	35.62	-	29.89	9.04	-
Tier 10	-	41.31	38.52	-	33.09	9.81	-
Tier 11	-	34.28	33.45	-	27.46	8.47	-
Tier 12	-	38.70	36.18	-	31.00	9.19	-
Tier 13	-	32.09	31.32	-	25.70	7.93	-
Tier 14	-	34.93	33.34	-	27.98	8.46	-
MassMutual RetireEase SelectSM
Tier 1	31.02	-	-	23.26	-	-	30.94
Tier 2	33.87	-	-	25.39	-	-	33.79
MassMutual Transitions SelectSM
Tier 1	55.27	-	42.31	39.75	-	10.82	46.26
Tier 2	-	53.06	42.31	-	38.13	10.82	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	21.62	19.53	-	18.86	11.21	-
Tier 2	-	20.93	18.91	-	18.27	10.86	-
Tier 3	-	21.62	19.53	-	18.86	11.21	-
MassMutual Capital VantageSM
Tier 1	-	21.52	19.44	-	18.78	11.16	-
Tier 2	-	22.22	20.07	-	19.39	11.52	-
Tier 3	-	20.65	18.65	-	18.02	10.71	-
Tier 4	-	21.52	19.44	-	18.78	11.16	-
Tier 5	-	21.32	19.26	-	18.61	11.06	-
Tier 6	-	22.22	20.07	-	19.39	11.52	-
MassMutual Envision VA	10.80	-	10.67	-	11.02	8.24	-

See Notes to Financial Statements

F-31

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
				PIMCO		Vest	VY®
	MML		MML U.S.	Commodity		US Large Cap	CBRE
	Sustainable	MML Total	Government	RealReturn®	PIMCO	10% Buffer	Global
	Equity	Return Bond	Money Market	Strategy	Income	Strategies V.I.	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)
ASSETS
Investments
Number of shares	3,131,181	4,597,972	109,763,295	1,045,253	318,133	186,221	770,846
Identified cost	$52,481,637	$45,618,624	$109,762,853	$7,506,639	$3,132,245	$4,784,526	$7,903,283
Value	$51,132,186	$39,588,537	$109,763,293	$5,811,609	$3,146,333	$4,836,150	$7,677,623
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	950	-	-	-	-
Total assets	51,132,186	39,588,537	109,764,243	5,811,609	3,146,333	4,836,150	7,677,623
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	-	3,802	52	-	-	50
Payable to Massachusetts Mutual Life Insurance Company	10	37	-	111	35	-	74
Total liabilities	10	37	3,802	163	35	-	124
NET ASSETS	$51,132,176	$39,588,500	$109,760,441	$5,811,446	$3,146,298	$4,836,150	$7,677,499
Net Assets:
Accumulation units - value	$51,132,176	$39,588,500	$109,057,099	$5,581,329	$3,146,298	$4,836,150	$7,238,222
Contracts in payout (annuitization) period	-	-	703,342	230,117	-	-	439,277
Net assets	$51,132,176	$39,588,500	$109,760,441	$5,811,446	$3,146,298	$4,836,150	$7,677,499
Outstanding units
Contract owners	1,753,555	4,119,422	11,080,174	812,300	304,232	383,925	459,868
UNIT VALUE
Panorama Premier	$-	$9.85	$9.26	$7.00	$-	$-	$16.48
Panorama Passage®
Tier 1	-	9.73	9.12	6.88	-	-	16.21
Tier 2	-	9.54	8.88	6.68	-	-	15.73
Tier 3	-	10.05	9.52	7.21	-	-	16.98
Tier 4	-	9.72	9.11	6.87	-	-	16.18
MassMutual Artistry	-	10.12	9.62	7.29	-	-	17.17
MassMutual Transitions®
Custom Plan	-	10.42	10.00	7.61	-	-	17.93
Package Plan I	-	10.42	10.00	7.61	-	-	17.93
Package Plan II	-	9.97	9.42	7.13	-	-	16.79
Package Plan III	-	9.66	9.03	6.80	-	-	16.03

See Notes to Financial Statements

F-32

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024
				PIMCO		Vest	VY®
	MML		MML U.S.	Commodity		US Large Cap	CBRE
	Sustainable	MML Total	Government	RealReturn®	PIMCO	10% Buffer	Global
	Equity	Return Bond	Money Market	Strategy	Income	Strategies V.I.	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	9.66	9.03	6.80	-	-	16.02
Tier 2	-	9.18	8.44	6.31	-	-	14.87
Tier 3	-	8.90	8.09	6.02	-	-	14.19
Tier 4	-	9.18	8.44	6.31	-	-	14.87
Tier 5	-	8.73	7.89	5.86	-	-	13.80
Tier 6	-	8.46	7.56	5.59	-	-	13.17
Tier 7	-	9.07	8.30	6.20	-	-	14.60
Tier 8	-	8.62	7.75	5.75	-	-	13.55
Tier 9	33.41	8.84	8.03	6.00	-	-	14.13
Tier 10	36.99	9.42	8.74	6.58	-	-	15.51
Tier 11	30.69	8.40	7.51	5.57	-	-	13.11
Tier 12	34.65	8.95	8.19	6.17	-	-	14.53
Tier 13	28.73	7.94	7.03	5.21	-	-	12.28
Tier 14	31.28	8.35	7.52	5.62	-	-	13.23
MassMutual RetireEase SelectSM
Tier 1	-	-	9.23	6.82	-	-	12.83
Tier 2	-	-	9.70	7.45	-	-	14.01
MassMutual Transitions SelectSM
Tier 1	-	10.16	9.67	7.33	-	-	17.26
Tier 2	44.38	10.16	9.67	7.33	-	-	17.26
MassMutual Equity EdgeSM
Tier 1	-	-	9.12	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	9.57	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	26.08	9.62	10.22	-	-	-	-
Tier 2	25.26	9.31	9.90	-	-	-	-
Tier 3	26.08	9.62	10.22	-	-	-	-
MassMutual Capital VantageSM
Tier 1	25.96	9.57	10.18	-	-	-	-
Tier 2	26.81	9.89	10.51	-	-	-	-
Tier 3	24.91	9.19	9.76	-	-	-	-
Tier 4	25.96	9.57	10.18	-	-	-	-
Tier 5	25.72	9.49	10.08	-	-	-	-
Tier 6	26.81	9.89	10.51	-	-	-	-
MassMutual Envision VA	13.14	9.01	10.70	-	10.34	12.60	-

See Notes to Financial Statements

F-33

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2024
	American Funds		American Funds	BlackRock	Columbia
	Insurance Series®	American Funds	Insurance Series®	60/40 Target	Variable	Fidelity®	Fidelity®
	Global Small	Insurance Series®	Washington	Allocation	Portfolio -	VIP	VIP
	Capitalization	New World	Mutual Investors	ETF V.I.	Contrarian Core	Contrafund®	Contrafund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
						(Initial Class)	(Service Class 2)
Investment income
Dividends	$213	$1,697	$11,319	$444,692	$-	$371,925	$87,228
Expenses
Mortality and expense risk charge and administrative charges	1,294	611	3,576	201,907	1,058	2,505,994	3,359,145
Net Investment income (loss)	(1,081)	1,086	7,743	242,785	(1,058)	(2,134,069)	(3,271,917)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	115	36	5,741	308,609	871	20,661,395	19,799,593
Realized gain distribution	-	-	-	1,193,550	-	23,310,630	32,005,777
Realized gain (loss)	115	36	5,741	1,502,159	871	43,972,025	51,805,370
Change in net unrealized appreciation
(depreciation) of investments	(3,643)	(8,855)	(10,558)	126,616	(3,908)	14,278,654	22,018,088
Net gain (loss) on investments	(3,528)	(8,819)	(4,817)	1,628,775	(3,037)	58,250,679	73,823,458
Net increase (decrease) in net assets
resulting from operations	(4,609)	(7,733)	2,926	1,871,560	(4,095)	56,116,610	70,551,541
Capital transactions:
Transfers of net premiums	429,105	226,316	1,229,041	2,120,703	600,500	1,052,671	14,648,949
Transfers due to death benefits	-	-	-	(22,233)	-	(2,387,106)	(3,223,650)
Transfers due to annuity benefit payments	-	-	-	-	-	(859,311)	(551)
Transfers due to withdrawal of funds	(1,997)	(1,928)	(681)	(1,323,975)	(9,032)	(25,483,059)	(35,325,001)
Transfers due to loans, net of repayments	-	-	-	-	-	(29,440)	-
Transfers due to charges for administrative
and insurance costs	-	-	-	-	-	(459,705)	(189,407)
Transfers due to contingent deferred sales charges	(451)	(216)	(1,244)	-	(265)	(1,277)	(56,483)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	-	-	-	-	(68,792)	72
Transfers between Sub-Accounts
and (to) from General Account	1,164	2,844	448	(123,985)	5,445	(13,675,517)	(5,218,894)
Net increase (decrease) in net assets
resulting from capital transactions	427,821	227,016	1,227,564	650,510	596,648	(41,911,536)	(29,364,965)
Total increase (decrease)	423,212	219,283	1,230,490	2,522,070	592,553	14,205,074	41,186,576
NET ASSETS, at beginning of the year	-	-	-	18,823,486	-	187,411,670	231,386,664
NET ASSETS, at end of the year	$423,212	$219,283	$1,230,490	$21,345,556	$592,553	$201,616,744	$272,573,240

See Notes to Financial Statements

F-34

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
				Fidelity®	Invesco	Invesco
	Fidelity®	Fidelity®	Fidelity®	VIP	Oppenheimer V.I.	Oppenheimer V.I.	Invesco V.I.
	VIP	VIP	VIP	Strategic	International	International	Capital
	Health Care	Overseas	Real Estate	Income	Growth	Growth	Appreciation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
					(Series I)	(Series II)	(Series I)
Investment income
Dividends	$-	$5,925	$30,627	$39,054	$127,276	$66,261	$-
Expenses
Mortality and expense risk charge and administrative charges	20,254	3,112	8,356	11,660	244,254	247,286	1,486,570
Net Investment income (loss)	(20,254)	2,813	22,271	27,394	(116,978)	(181,025)	(1,486,570)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	32,531	682	(7,757)	7,073	(235,778)	(388,230)	(3,697,001)
Realized gain distribution	-	21,346	-	-	1,305,278	1,178,446	-
Realized gain (loss)	32,531	22,028	(7,757)	7,073	1,069,500	790,216	(3,697,001)
Change in net unrealized appreciation
(depreciation) of investments	(4,440)	(34,852)	12,101	990	(1,394,734)	(1,067,491)	39,255,505
Net gain (loss) on investments	28,091	(12,824)	4,344	8,063	(325,234)	(277,275)	35,558,504
Net increase (decrease) in net assets
resulting from operations	7,837	(10,011)	26,615	35,457	(442,212)	(458,300)	34,071,934
Capital transactions:
Transfers of net premiums	992,394	360,332	257,288	330,271	128,562	688,379	330,846
Transfers due to death benefits	-	-	-	-	(210,868)	(80,777)	(2,032,806)
Transfers due to annuity benefit payments	-	-	-	-	(77,845)	-	(367,212)
Transfers due to withdrawal of funds	(16,007)	(2,176)	(2,679)	(5,610)	(2,724,401)	(3,076,716)	(16,843,701)
Transfers due to loans, net of repayments	-	-	-	-	5,268	-	(1,486)
Transfers due to charges for administrative
and insurance costs	-	-	-	-	(81,426)	(83,817)	(379,996)
Transfers due to contingent deferred sales charges	(7,992)	(1,446)	(2,053)	(4,368)	(247)	(3,433)	(498)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	-	-	-	(2,399)	-	45,147
Transfers between Sub-Accounts
and (to) from General Account	(24,238)	13,728	2,689	67,408	432,244	534,585	(14,577,019)
Net increase (decrease) in net assets
resulting from capital transactions	944,157	370,438	255,245	387,701	(2,531,112)	(2,021,779)	(33,826,725)
Total increase (decrease)	951,994	360,427	281,860	423,158	(2,973,324)	(2,480,079)	245,209
NET ASSETS, at beginning of the year	1,069,597	153,996	531,372	698,753	21,214,036	20,333,526	116,367,287
NET ASSETS, at end of the year	$2,021,591	$514,423	$813,232	$1,121,911	$18,240,712	$17,853,447	$116,612,496
See Notes to Financial Statements

F-35

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Capital	Core Plus	Discovery	Discovery	Diversified	Diversified	Equity and
	Appreciation	Bond	Mid Cap Growth	Mid Cap Growth	Dividend	Dividend	Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
Investment income
Dividends	$-	$49,426	$-	$-	$86,663	$106,855	$230,071
Expenses
Mortality and expense risk charge and administrative charges	119,083	17,484	951,694	346,259	55,848	104,137	60,468
Net Investment income (loss)	(119,083)	31,942	(951,694)	(346,259)	30,815	2,718	169,603
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(243,210)	(10,933)	(1,399,309)	(1,066,180)	3,983	45,875	445,193
Realized gain distribution	-	-	-	-	184,454	260,468	196,797
Realized gain (loss)	(243,210)	(10,933)	(1,399,309)	(1,066,180)	188,437	306,343	641,990
Change in net unrealized appreciation
(depreciation) of investments	2,855,461	2,219	17,870,905	6,779,364	300,618	599,005	(356,298)
Net gain (loss) on investments	2,612,251	(8,714)	16,471,596	5,713,184	489,055	905,348	285,692
Net increase (decrease) in net assets
resulting from operations	2,493,168	23,228	15,519,902	5,366,925	519,870	908,066	455,295
Capital transactions:
Transfers of net premiums	59,505	-	305,704	1,630,926	64,835	44,822	14,773
Transfers due to death benefits	(58,855)	(26,753)	(1,001,794)	(329,161)	(35,172)	(62,073)	(102,608)
Transfers due to annuity benefit payments	-	(1,386)	(278,282)	(207)	(13,738)	-	(209)
Transfers due to withdrawal of funds	(2,065,335)	(39,565)	(10,605,709)	(2,879,077)	(390,591)	(2,909,196)	(644,648)
Transfers due to loans, net of repayments	-	-	1,183	-	5,580	-	799
Transfers due to charges for administrative
and insurance costs	(20,299)	-	(266,114)	(14,221)	(7,771)	(6,158)	(3,587)
Transfers due to contingent deferred sales charges	-	(22)	(128)	(3,295)	-	-	(53)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	(1,063)	71,727	27	1,486	-	(1,107)
Transfers between Sub-Accounts
and (to) from General Account	(474,147)	(1)	(4,843,970)	492,318	337	(272,541)	(45,269)
Net increase (decrease) in net assets
resulting from capital transactions	(2,559,131)	(68,790)	(16,617,383)	(1,102,690)	(375,034)	(3,205,146)	(781,909)
Total increase (decrease)	(65,963)	(45,562)	(1,097,481)	4,264,235	144,836	(2,297,080)	(326,614)
NET ASSETS, at beginning of the year	8,701,153	1,344,454	72,492,489	24,635,259	4,424,798	8,547,518	5,382,578
NET ASSETS, at end of the year	$8,635,190	$1,298,892	$71,395,008	$28,899,494	$4,569,634	$6,250,438	$5,055,964

See Notes to Financial Statements

F-36

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Equity and	Invesco V.I.	Invesco V.I.	Global Strategic	Global Strategic	Invesco V.I.	Invesco V.I.
	Income	Global	Global	Income	Income	Health Care	Health Care
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
Investment income
Dividends	$516	$-	$-	$2,891,997	$1,089,393	$-	$-
Expenses
Mortality and expense risk charge and administrative charges	148	1,556,576	742,797	1,225,366	514,546	100,658	91,081
Net Investment income (loss)	368	(1,556,576)	(742,797)	1,666,631	574,847	(100,658)	(91,081)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(218)	1,180,430	(708,056)	(2,464,396)	(1,168,649)	110,005	113,335
Realized gain distribution	474	7,169,493	3,372,313	-	-	-	-
Realized gain (loss)	256	8,349,923	2,664,257	(2,464,396)	(1,168,649)	110,005	113,335
Change in net unrealized appreciation
(depreciation) of investments	415	10,863,131	5,980,728	2,644,531	1,189,420	329,109	277,945
Net gain (loss) on investments	671	19,213,054	8,644,985	180,135	20,771	439,114	391,280
Net increase (decrease) in net assets
resulting from operations	1,039	17,656,478	7,902,188	1,846,766	595,618	338,456	300,199
Capital transactions:
Transfers of net premiums	-	568,405	1,452,466	466,036	1,107,908	112,012	38,824
Transfers due to death benefits	-	(1,456,332)	(286,058)	(1,971,654)	(472,878)	(23,293)	(67,402)
Transfers due to annuity benefit payments	-	(384,463)	(510)	(326,947)	-	(37,517)	-
Transfers due to withdrawal of funds	(2,278)	(16,086,818)	(9,899,061)	(14,294,394)	(5,642,888)	(1,276,838)	(1,935,678)
Transfers due to loans, net of repayments	-	(8,206)	-	2,011	-	(4,152)	-
Transfers due to charges for administrative
and insurance costs	3	(306,393)	(138,340)	(424,655)	(255,483)	(8,375)	(13,675)
Transfers due to contingent deferred sales charges	-	(717)	(2,192)	(387)	(826)	(175)	-
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	(10,940)	67	119,197	-	(19,466)	-
Transfers between Sub-Accounts
and (to) from General Account	1	(3,880,334)	(1,699,771)	8,174,977	2,464,033	15,436	171,926
Net increase (decrease) in net assets
resulting from capital transactions	(2,274)	(21,565,798)	(10,573,399)	(8,255,816)	(2,800,134)	(1,242,368)	(1,806,005)
Total increase (decrease)	(1,235)	(3,909,320)	(2,671,211)	(6,409,050)	(2,204,516)	(903,912)	(1,505,806)
NET ASSETS, at beginning of the year	13,532	127,106,320	58,095,537	98,973,441	41,784,589	8,279,217	7,445,184
NET ASSETS, at end of the year	$12,297	$123,197,000	$55,424,326	$92,564,391	$39,580,073	$7,375,305	$5,939,378

See Notes to Financial Statements

F-37

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
							Janus Henderson
					Invesco V.I.		Global
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	U.S. Government	Janus Henderson	Technology and
	Main Street	Main Street	Technology	Technology	Money	Enterprise	Innovation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)
Investment income
Dividends	$-	$-	$-	$-	$266,165	$129	$-
Expenses
Mortality and expense risk charge and administrative charges	361,296	261,824	97,342	110,571	62,872	758	19,441
Net Investment income (loss)	(361,296)	(261,824)	(97,342)	(110,571)	203,293	(629)	(19,441)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,446,922)	(1,706,854)	(866,357)	(2,321,476)	-	43	5,400
Realized gain distribution	3,109,223	2,058,887	337,259	405,939	-	31	-
Realized gain (loss)	1,662,301	352,033	(529,098)	(1,915,537)	-	74	5,400
Change in net unrealized appreciation
(depreciation) of investments	5,064,736	4,051,845	2,946,484	4,386,412	-	(43)	295,750
Net gain (loss) on investments	6,727,037	4,403,878	2,417,386	2,470,875	-	31	301,150
Net increase (decrease) in net assets
resulting from operations	6,365,741	4,142,054	2,320,044	2,360,304	203,293	(598)	281,709
Capital transactions:
Transfers of net premiums	128,747	494,379	127,284	77,611	175,777	277,683	1,879,358
Transfers due to death benefits	(363,253)	(113,234)	(90,841)	(35,722)	(35,866)	-	(16,588)
Transfers due to annuity benefit payments	(26,325)	-	(26,211)	(236)	(12,187)	-	-
Transfers due to withdrawal of funds	(3,156,772)	(3,776,880)	(914,588)	(1,942,180)	(1,284,531)	(505)	(20,581)
Transfers due to loans, net of repayments	(11,330)	-	(573)	-	-	-	-
Transfers due to charges for administrative
and insurance costs	(18,402)	(4,682)	(10,014)	(5,803)	9,482	-	-
Transfers due to contingent deferred sales charges	(297)	-	(109)	-	(90)	(551)	(5,907)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	(5,789)	-	(20,878)	30	(381)	-	-
Transfers between Sub-Accounts
and (to) from General Account	(124,341)	(488,778)	(900,771)	(404,805)	594,988	6,934	223,130
Net increase (decrease) in net assets
resulting from capital transactions	(3,577,762)	(3,889,195)	(1,836,701)	(2,311,105)	(552,808)	283,561	2,059,412
Total increase (decrease)	2,787,979	252,859	483,343	49,199	(349,515)	282,963	2,341,121
NET ASSETS, at beginning of the year	29,488,977	20,291,673	7,811,874	8,322,967	5,990,501	-	703,850
NET ASSETS, at end of the year	$32,276,956	$20,544,532	$8,295,217	$8,372,166	$5,640,986	$282,963	$3,044,971

See Notes to Financial Statements

F-38

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
		Macquarie				MML	MML
		VIP	Macquarie	MML	MML	American	American
	Janus Henderson	Asset	VIP	Aggressive	Aggressive	Funds	Funds
	Overseas	Strategy	Growth	Allocation	Allocation	Core Allocation	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
				(Initial Class)	(Service Class)
Investment income
Dividends	$405	$179,567	$-	$296,165	$622,052	$10,861,048	$-
Expenses
Mortality and expense risk charge and administrative charges	86	131,458	687	319,880	842,895	8,061,377	3,233,727
Net Investment income (loss)	319	48,109	(687)	(23,715)	(220,843)	2,799,671	(3,233,727)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1	179,352	36	(703,922)	(2,217,142)	(23,050,766)	5,132,369
Realized gain distribution	-	358,750	-	473,898	1,270,211	10,220,870	19,133,221
Realized gain (loss)	1	538,102	36	(230,024)	(946,931)	(12,829,896)	24,265,590
Change in net unrealized appreciation
(depreciation) of investments	(451)	517,509	3,321	3,109,041	8,584,170	72,505,505	44,193,957
Net gain (loss) on investments	(450)	1,055,611	3,357	2,879,017	7,637,239	59,675,609	68,459,547
Net increase (decrease) in net assets
resulting from operations	(131)	1,103,720	2,670	2,855,302	7,416,396	62,475,280	65,225,820
Capital transactions:
Transfers of net premiums	50,603	313,557	210,075	420,474	2,206,304	14,471,569	29,096,660
Transfers due to death benefits	-	(122,370)	-	(223,786)	(503,471)	(4,109,842)	(1,749,039)
Transfers due to annuity benefit payments	-	-	-	-	-	(38,800)	(27,900)
Transfers due to withdrawal of funds	(151)	(2,965,201)	7,762	(3,474,482)	(14,493,390)	(157,533,088)	(35,838,681)
Transfers due to loans, net of repayments	-	-	-	8,996	-	(48,712)	2,974
Transfers due to charges for administrative
and insurance costs	-	2,167	-	(86,049)	(117,724)	(4,793,109)	(368,404)
Transfers due to contingent deferred sales charges	(18)	(1,566)	(368)	(6)	-	(82,874)	(212,565)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	-	-	-	-	6,987	4,003
Transfers between Sub-Accounts
and (to) from General Account	69	(27,775)	17,670	(713,531)	(1,293,235)	627,699	(13,578,285)
Net increase (decrease) in net assets
resulting from capital transactions	50,503	(2,801,188)	235,139	(4,068,384)	(14,201,516)	(151,500,170)	(22,671,237)
Total increase (decrease)	50,372	(1,697,468)	237,809	(1,213,082)	(6,785,120)	(89,024,890)	42,554,583
NET ASSETS, at beginning of the year	-	11,089,050	-	26,625,090	70,495,980	658,413,694	234,932,146
NET ASSETS, at end of the year	$50,372	$9,391,582	$237,809	$25,412,008	$63,710,860	$569,388,804	$277,486,729

See Notes to Financial Statements

F-39

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML	MML			MML	MML	MML
	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative
	Allocation	Allocation	Blend	Blend	Growth	Growth	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$1,237,359	$4,897,445	$946,277	$3,200,851	$-	$-	$1,170,447
Expenses
Mortality and expense risk charge and administrative charges	688,635	3,040,581	625,147	2,455,100	610,824	2,246,335	560,163
Net Investment income (loss)	548,724	1,856,864	321,130	745,751	(610,824)	(2,246,335)	610,284
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,490,859)	(8,828,268)	(427,269)	(1,590,587)	1,368,492	3,856,774	(1,463,558)
Realized gain distribution	-	-	472,474	1,821,686	3,633,777	13,955,171	-
Realized gain (loss)	(1,490,859)	(8,828,268)	45,205	231,099	5,002,269	17,811,945	(1,463,558)
Change in net unrealized appreciation
(depreciation) of investments	4,233,386	21,220,999	5,950,619	22,328,450	10,257,791	34,378,010	3,216,705
Net gain (loss) on investments	2,742,527	12,392,731	5,995,824	22,559,549	15,260,060	52,189,955	1,753,147
Net increase (decrease) in net assets
resulting from operations	3,291,251	14,249,595	6,316,954	23,305,300	14,649,236	49,943,620	2,363,431
Capital transactions:
Transfers of net premiums	127,784	6,154,583	222,330	8,549,433	280,752	8,308,752	56,506
Transfers due to death benefits	(623,541)	(3,635,975)	(305,465)	(1,520,842)	(384,357)	(1,695,249)	(1,852,085)
Transfers due to annuity benefit payments	-	(8,314)	(123,382)	-	(118,845)	(701)	(17,693)
Transfers due to withdrawal of funds	(5,816,448)	(47,949,684)	(7,503,997)	(21,771,202)	(8,213,632)	(22,596,775)	(5,485,905)
Transfers due to loans, net of repayments	15,704	-	7,206	-	(1,160)	-	-
Transfers due to charges for administrative
and insurance costs	(398,999)	(1,071,806)	(52,270)	(53,450)	(66,739)	(60,473)	(375,484)
Transfers due to contingent deferred sales charges	-	(33,284)	(690)	(35,100)	(527)	(58,290)	(4)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	899	24,559	-	31,842	91	923
Transfers between Sub-Accounts
and (to) from General Account	358,223	(892,190)	(34,150)	2,069,377	(2,219,169)	(4,104,656)	(227,735)
Net increase (decrease) in net assets
resulting from capital transactions	(6,337,277)	(47,435,771)	(7,765,859)	(12,761,784)	(10,691,835)	(20,207,301)	(7,901,477)
Total increase (decrease)	(3,046,026)	(33,186,176)	(1,448,905)	10,543,516	3,957,401	29,736,319	(5,538,046)
NET ASSETS, at beginning of the year	54,442,079	252,483,566	50,812,477	187,651,135	46,546,333	154,927,161	48,661,190
NET ASSETS, at end of the year	$51,396,053	$219,297,390	$49,363,572	$198,194,651	$50,503,734	$184,663,480	$43,123,144

See Notes to Financial Statements

F-40

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML	MML					MML
	Conservative	Dynamic	MML	MML	MML	MML	Equity
	Allocation	Bond	Equity	Equity	Equity Income	Equity Income	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)
Investment income
Dividends	$4,619,386	$642,740	$445,563	$1,389,113	$2,173,665	$1,265,065	$332,331
Expenses
Mortality and expense risk charge and administrative charges	2,575,880	154,996	284,342	1,014,976	1,331,678	905,415	425,070
Net Investment income (loss)	2,043,506	487,744	161,221	374,137	841,987	359,650	(92,739)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(9,113,718)	(289,144)	582,632	3,230,091	1,140,614	149,156	1,110,744
Realized gain distribution	-	-	237,308	846,020	7,094,960	4,727,051	1,042,291
Realized gain (loss)	(9,113,718)	(289,144)	819,940	4,076,111	8,235,574	4,876,207	2,153,035
Change in net unrealized appreciation
(depreciation) of investments	17,108,598	(447,469)	2,743,709	8,603,003	1,563,982	1,628,446	4,872,328
Net gain (loss) on investments	7,994,880	(736,613)	3,563,649	12,679,114	9,799,556	6,504,653	7,025,363
Net increase (decrease) in net assets
resulting from operations	10,038,386	(248,869)	3,724,870	13,053,251	10,641,543	6,864,303	6,932,624
Capital transactions:
Transfers of net premiums	1,666,255	1,602,360	170,669	1,938,568	398,473	1,801,851	274,786
Transfers due to death benefits	(2,214,912)	(205,467)	(216,350)	(880,625)	(1,502,443)	(713,898)	(182,619)
Transfers due to annuity benefit payments	(7,343)	-	(76,879)	-	(387,247)	(651)	(185,100)
Transfers due to withdrawal of funds	(42,702,276)	(996,031)	(3,237,247)	(18,693,060)	(14,979,480)	(11,188,343)	(5,312,291)
Transfers due to loans, net of repayments	-	-	7,016	-	6,877	-	8,292
Transfers due to charges for administrative
and insurance costs	(941,689)	-	(40,557)	(241,701)	(374,014)	(313,235)	(12,783)
Transfers due to contingent deferred sales charges	(7,955)	(19,825)	(169)	(6,642)	(228)	(14,660)	(322)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	1,501	-	(29,915)	-	123,917	85	41,496
Transfers between Sub-Accounts
and (to) from General Account	3,969,733	543,468	(114,554)	(721,664)	498,029	(458,038)	(1,071,482)
Net increase (decrease) in net assets
resulting from capital transactions	(40,236,686)	924,505	(3,537,986)	(18,605,124)	(16,216,116)	(10,886,889)	(6,440,023)
Total increase (decrease)	(30,198,300)	675,636	186,884	(5,551,873)	(5,574,573)	(4,022,586)	492,601
NET ASSETS, at beginning of the year	212,410,256	12,459,052	21,776,249	78,993,261	106,753,642	71,229,360	31,813,776
NET ASSETS, at end of the year	$182,211,956	$13,134,688	$21,963,133	$73,441,388	$101,179,069	$67,206,774	$32,306,377

See Notes to Financial Statements

F-41

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML	MML	MML			MML	MML
	Equity	Equity	Focused	MML	MML	Fundamental	Fundamental
	Index	Rotation	Equity	Foreign	Foreign	Equity	Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class I)			(Initial Class)	(Service Class)
Investment income
Dividends	$167,686	$8,456	$168,370	$2,451,328	$259,227	$143,102	$196,319
Expenses
Mortality and expense risk charge and administrative charges	312,290	15,912	270,330	1,042,271	113,620	306,438	298,338
Net Investment income (loss)	(144,604)	(7,456)	(101,960)	1,409,057	145,607	(163,336)	(102,019)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	2,140,458	(57,023)	629,840	(531,554)	79,139	517,022	476,472
Realized gain distribution	770,260	105,807	1,009,999	-	-	2,128,082	1,946,796
Realized gain (loss)	2,910,718	48,784	1,639,839	(531,554)	79,139	2,645,104	2,423,268
Change in net unrealized appreciation
(depreciation) of investments	2,411,435	25,623	263,159	1,143,946	(24,523)	2,176,759	682,447
Net gain (loss) on investments	5,322,153	74,407	1,902,998	612,392	54,616	4,821,863	3,105,715
Net increase (decrease) in net assets
resulting from operations	5,177,549	66,951	1,801,038	2,021,449	200,223	4,658,527	3,003,696
Capital transactions:
Transfers of net premiums	96,453	52,378	640,097	277,396	223,707	1,737,620	1,494,139
Transfers due to death benefits	(469,738)	(9,099)	(88,470)	(1,105,414)	(125,328)	(173,087)	(121,975)
Transfers due to annuity benefit payments	-	-	-	(347,487)	-	(11,678)	-
Transfers due to withdrawal of funds	(9,371,185)	(296,004)	(2,859,078)	(11,527,749)	(1,313,481)	(3,041,638)	(3,434,350)
Transfers due to loans, net of repayments	-	-	-	2,735	-	-	-
Transfers due to charges for administrative
and insurance costs	(88,562)	-	356	(357,049)	(68,776)	(554)	290
Transfers due to contingent deferred sales charges	-	(2,991)	(5,603)	(56)	(2,368)	(8,105)	(13,906)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	-	-	109,480	-	2,497	-
Transfers between Sub-Accounts
and (to) from General Account	(1,164,372)	14,282	(1,128,431)	5,746,731	506,008	467,047	1,303,127
Net increase (decrease) in net assets
resulting from capital transactions	(10,997,404)	(241,434)	(3,441,129)	(7,201,413)	(780,238)	(1,027,898)	(772,675)
Total increase (decrease)	(5,819,855)	(174,483)	(1,640,091)	(5,179,964)	(580,015)	3,630,629	2,231,021
NET ASSETS, at beginning of the year	27,437,454	1,683,451	21,905,606	82,526,337	9,248,287	21,435,172	21,398,547
NET ASSETS, at end of the year	$21,617,599	$1,508,968	$20,265,515	$77,346,373	$8,668,272	$25,065,801	$23,629,568

See Notes to Financial Statements

F-42

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

				MML	MML		MML
	MML	MML	MML	Growth	Growth	MML	Income
	Global	Global	Global	Allocation	Allocation	High Yield	& Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class I)	(Class II)	(Service Class I)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$49,782	$36,803	$186,976	$4,507,209	$8,017,302	$2,365,475	$437,556
Expenses
Mortality and expense risk charge and administrative charges	55,272	50,991	263,242	3,731,404	7,407,008	499,810	249,557
Net Investment income (loss)	(5,490)	(14,188)	(76,266)	775,805	610,294	1,865,665	187,999
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,071,500)	(1,291,205)	(3,387,000)	(7,961,038)	(21,076,541)	(673,784)	83,290
Realized gain distribution	249,598	185,748	1,170,025	179,523	377,876	-	2,741,399
Realized gain (loss)	(821,902)	(1,105,457)	(2,216,975)	(7,781,515)	(20,698,665)	(673,784)	2,824,689
Change in net unrealized appreciation
(depreciation) of investments	1,042,886	1,293,752	3,184,396	33,193,369	73,007,003	1,759,656	(364,344)
Net gain (loss) on investments	220,984	188,295	967,421	25,411,854	52,308,338	1,085,872	2,460,345
Net increase (decrease) in net assets
resulting from operations	215,494	174,107	891,155	26,187,659	52,918,632	2,951,537	2,648,344
Capital transactions:
Transfers of net premiums	11,788	38,751	605,558	790,641	10,483,451	1,708,308	138,188
Transfers due to death benefits	(21,626)	(33,741)	(108,607)	(2,076,088)	(3,063,116)	(375,820)	(192,044)
Transfers due to annuity benefit payments	(41,338)	(34)	-	-	-	(548)	(104,141)
Transfers due to withdrawal of funds	(427,355)	(701,403)	(2,687,366)	(27,427,148)	(80,798,611)	(5,514,663)	(2,256,434)
Transfers due to loans, net of repayments	-	6,634	-	(670)	-	2,525	(4,901)
Transfers due to charges for administrative
and insurance costs	(19,427)	-	(54,429)	(4,010,419)	(6,197,391)	1,926	(29,183)
Transfers due to contingent deferred sales charges	-	(100)	(7,759)	(256)	(99,253)	(6,436)	(365)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	5,544	9	-	-	-	268	27,378
Transfers between Sub-Accounts
and (to) from General Account	205,012	17,522	260,173	(299,701)	(6,995,829)	2,011,215	(154,123)
Net increase (decrease) in net assets
resulting from capital transactions	(287,402)	(672,362)	(1,992,430)	(33,023,641)	(86,670,749)	(2,173,225)	(2,575,625)
Total increase (decrease)	(71,908)	(498,255)	(1,101,275)	(6,835,982)	(33,752,117)	778,312	72,719
NET ASSETS, at beginning of the year	4,644,062	4,141,451	21,339,873	285,644,226	604,769,485	39,426,819	20,337,081
NET ASSETS, at end of the year	$4,572,154	$3,643,196	$20,238,598	$278,808,244	$571,017,368	$40,205,131	$20,409,800
See Notes to Financial Statements

F-43

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
		MML	MML
	MML	Inflation-	Inflation-	MML	MML	MML	MML
	Income	Protected	Protected	International	iShares® 60/40	iShares® 80/20	Large Cap
	& Growth	and Income	and Income	Equity	Allocation	Allocation	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)				(Initial Class)
Investment income
Dividends	$560,601	$3,795,323	$1,708,253	$139,788	$414,982	$873,734	$-
Expenses
Mortality and expense risk charge and administrative charges	370,840	1,107,039	514,946	122,685	232,394	649,001	181,869
Net Investment income (loss)	189,761	2,688,284	1,193,307	17,103	182,588	224,733	(181,869)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	294,417	(3,085,049)	(1,690,118)	107,524	53,830	220,501	904,422
Realized gain distribution	3,938,839	-	-	-	71,114	250,961	1,265,945
Realized gain (loss)	4,233,256	(3,085,049)	(1,690,118)	107,524	124,944	471,462	2,170,367
Change in net unrealized appreciation
(depreciation) of investments	(825,344)	1,632,701	1,018,065	(168,491)	1,069,472	4,727,190	2,658,768
Net gain (loss) on investments	3,407,912	(1,452,348)	(672,053)	(60,967)	1,194,416	5,198,652	4,829,135
Net increase (decrease) in net assets
resulting from operations	3,597,673	1,235,936	521,254	(43,864)	1,377,004	5,423,385	4,647,266
Capital transactions:
Transfers of net premiums	1,285,078	398,744	3,605,682	803,285	10,877,636	21,811,185	117,118
Transfers due to death benefits	(361,053)	(1,867,680)	(424,082)	(84,724)	(802)	-	(400,335)
Transfers due to annuity benefit payments	-	(319,440)	(473)	-	-	-	(13,074)
Transfers due to withdrawal of funds	(3,694,756)	(13,884,070)	(5,430,496)	(947,998)	(165,771)	(367,519)	(1,744,847)
Transfers due to loans, net of repayments	-	2,314	-	-	-	-	3,506
Transfers due to charges for administrative
and insurance costs	(15,800)	(354,160)	(132,281)	309	-	-	(12,045)
Transfers due to contingent deferred sales charges	(10,046)	(7)	(50,857)	(5,076)	(191,110)	(637,441)	(194)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	123,329	62	-	-	-	4,237
Transfers between Sub-Accounts
and (to) from General Account	187,979	9,503,442	1,834,005	247,463	250,016	21,511	(265,640)
Net increase (decrease) in net assets
resulting from capital transactions	(2,608,598)	(6,397,528)	(598,440)	13,259	10,769,969	20,827,736	(2,311,274)
Total increase (decrease)	989,075	(5,161,592)	(77,186)	(30,605)	12,146,973	26,251,121	2,335,992
NET ASSETS, at beginning of the year	28,235,679	86,114,635	40,118,864	9,683,383	12,501,315	37,951,462	15,238,937
NET ASSETS, at end of the year	$29,224,754	$80,953,043	$40,041,678	$9,652,778	$24,648,288	$64,202,583	$17,574,929

See Notes to Financial Statements

F-44

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML	MML	MML	MML	MML
	Large Cap	Managed	Managed	Managed	Managed	MML	MML
	Growth	Bond	Bond	Volatility	Volatility	Mid Cap Growth	Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$-	$3,277,829	$6,737,267	$380,137	$58,617	$-	$-
Expenses
Mortality and expense risk charge and administrative charges	444,576	899,978	2,000,023	828,614	224,199	713,365	1,086,761
Net Investment income (loss)	(444,576)	2,377,851	4,737,244	(448,477)	(165,582)	(713,365)	(1,086,761)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,866,320	(2,044,848)	(5,075,079)	725,646	340,998	(3,943,181)	(8,055,692)
Realized gain distribution	2,929,260	-	-	2,012,675	554,551	3,276,425	5,152,695
Realized gain (loss)	4,795,580	(2,044,848)	(5,075,079)	2,738,321	895,549	(666,756)	(2,902,997)
Change in net unrealized appreciation
(depreciation) of investments	5,351,531	1,561,343	3,885,139	5,770,961	1,436,414	7,135,348	11,770,539
Net gain (loss) on investments	10,147,111	(483,505)	(1,189,940)	8,509,282	2,331,963	6,468,592	8,867,542
Net increase (decrease) in net assets
resulting from operations	9,702,535	1,894,346	3,547,304	8,060,805	2,166,381	5,755,227	7,780,781
Capital transactions:
Transfers of net premiums	4,113,761	392,637	9,116,388	242,498	414,745	416,622	1,713,195
Transfers due to death benefits	(90,929)	(1,703,357)	(1,233,606)	(935,187)	(264,907)	(658,814)	(377,916)
Transfers due to annuity benefit payments	-	(258,085)	(580)	(252,823)	-	(170,953)	-
Transfers due to withdrawal of funds	(4,019,536)	(10,880,594)	(36,003,878)	(9,538,281)	(3,263,844)	(7,615,525)	(14,797,071)
Transfers due to loans, net of repayments	-	579	-	1,039	-	12,611	-
Transfers due to charges for administrative
and insurance costs	(10,633)	(240,250)	(678,503)	(299,790)	(79,668)	(67,057)	(139,476)
Transfers due to contingent deferred sales charges	(22,866)	(108)	(73,825)	(286)	-	(1,221)	(23,280)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	106,185	76	61,742	-	7,053	-
Transfers between Sub-Accounts
and (to) from General Account	1,424,198	5,282,433	13,523,655	2,668,634	349,451	(710,344)	(1,007,263)
Net increase (decrease) in net assets
resulting from capital transactions	1,393,995	(7,300,560)	(15,350,273)	(8,052,454)	(2,844,223)	(8,787,628)	(14,631,811)
Total increase (decrease)	11,096,530	(5,406,214)	(11,802,969)	8,351	(677,842)	(3,032,401)	(6,851,030)
NET ASSETS, at beginning of the year	28,781,766	73,150,962	163,963,276	61,463,479	17,363,284	61,848,174	87,758,884
NET ASSETS, at end of the year	$39,878,296	$67,744,748	$152,160,307	$61,471,830	$16,685,442	$58,815,773	$80,907,854

See Notes to Financial Statements

F-45

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

			MML	MML	MML	MML	MML
	MML	MML	Moderate	Moderate	Short-Duration	Small Cap	Small Cap
	Mid Cap Value	Mid Cap Value	Allocation	Allocation	Bond	Equity	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
Investment income
Dividends	$1,736,471	$723,877	$3,315,640	$16,257,753	$1,030,942	$-	$-
Expenses
Mortality and expense risk charge and administrative charges	1,199,745	574,310	1,973,419	11,452,769	364,400	254,367	320,548
Net Investment income (loss)	536,726	149,567	1,342,221	4,804,984	666,542	(254,367)	(320,548)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(4,096,898)	(2,188,815)	(5,000,704)	(45,739,529)	(607,261)	765,405	1,158,490
Realized gain distribution	3,523,603	1,708,517	-	-	-	1,371,578	1,645,371
Realized gain (loss)	(573,295)	(480,298)	(5,000,704)	(45,739,529)	(607,261)	2,136,983	2,803,861
Change in net unrealized appreciation
(depreciation) of investments	6,941,132	3,415,397	15,184,380	105,065,762	1,284,467	577,475	246,744
Net gain (loss) on investments	6,367,837	2,935,099	10,183,676	59,326,233	677,206	2,714,458	3,050,605
Net increase (decrease) in net assets
resulting from operations	6,904,563	3,084,666	11,525,897	64,131,217	1,343,748	2,460,091	2,730,057
Capital transactions:
Transfers of net premiums	503,486	1,495,902	1,233,737	10,584,329	3,055,784	107,507	1,711,041
Transfers due to death benefits	(1,611,119)	(238,527)	(1,878,820)	(6,385,685)	(137,435)	(167,250)	(130,302)
Transfers due to annuity benefit payments	(345,976)	-	(1,889)	(9,795)	(452)	(32,848)	-
Transfers due to withdrawal of funds	(13,734,374)	(6,894,221)	(18,527,486)	(210,056,910)	(7,564,273)	(2,987,862)	(4,032,139)
Transfers due to loans, net of repayments	7,498	-	18,707	-	-	1,630	-
Transfers due to charges for administrative
and insurance costs	(309,666)	(96,292)	(1,785,617)	(5,519,978)	(1,071)	(23,261)	(32,289)
Transfers due to contingent deferred sales charges	(1,657)	(10,945)	(6)	(44,016)	(23,718)	(396)	(4,059)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	74,353	-	(1,363)	763	204	8,261	-
Transfers between Sub-Accounts
and (to) from General Account	1,980,291	526,987	646,392	(6,104,310)	1,251,238	1,097	(474,005)
Net increase (decrease) in net assets
resulting from capital transactions	(13,437,164)	(5,217,096)	(20,296,345)	(217,535,602)	(3,419,723)	(3,093,122)	(2,961,753)
Total increase (decrease)	(6,532,601)	(2,132,430)	(8,770,448)	(153,404,385)	(2,075,975)	(633,031)	(231,696)
NET ASSETS, at beginning of the year	97,900,075	46,054,106	159,162,925	956,025,249	30,357,722	22,205,417	25,292,942
NET ASSETS, at end of the year	$91,367,474	$43,921,676	$150,392,477	$802,620,864	$28,281,747	$21,572,386	$25,061,246

See Notes to Financial Statements

F-46

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
						MML
	MML	MML	MML	MML	MML	Strategic	MML
	Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap	Emerging	Sustainable
	Growth Equity	Growth Equity	Company Value	Value	Value	Markets	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$28,790	$-	$249,138	$599,734	$142,329	$45,030	$606,420
Expenses
Mortality and expense risk charge and administrative charges	809,652	294,097	285,387	899,485	298,852	130,389	662,477
Net Investment income (loss)	(780,862)	(294,097)	(36,249)	(299,751)	(156,523)	(85,359)	(56,057)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(2,187,418)	(1,812,925)	(3,076,684)	235,206	(513,815)	(2,986,499)	3,796,273
Realized gain distribution	-	-	-	4,544,584	1,522,186	-	2,902,034
Realized gain (loss)	(2,187,418)	(1,812,925)	(3,076,684)	4,779,790	1,008,371	(2,986,499)	6,698,307
Change in net unrealized appreciation
(depreciation) of investments	8,435,864	4,050,627	4,338,881	1,680,298	1,108,376	2,811,875	3,853,390
Net gain (loss) on investments	6,248,446	2,237,702	1,262,197	6,460,088	2,116,747	(174,624)	10,551,697
Net increase (decrease) in net assets
resulting from operations	5,467,584	1,943,605	1,225,948	6,160,337	1,960,224	(259,983)	10,495,640
Capital transactions:
Transfers of net premiums	1,072,961	496,590	529,518	335,312	847,143	652,279	324,273
Transfers due to death benefits	(783,211)	(91,478)	(100,772)	(1,058,032)	(390,799)	(131,912)	(840,578)
Transfers due to annuity benefit payments	(256,326)	-	-	(294,972)	-	-	(54,387)
Transfers due to withdrawal of funds	(8,649,766)	(2,749,162)	(4,201,999)	(10,302,784)	(3,563,305)	(2,211,933)	(8,801,197)
Transfers due to loans, net of repayments	(7,584)	-	2,629	(4,614)	-	(388)	(5,250)
Transfers due to charges for administrative
and insurance costs	(250,963)	(43,174)	(19,353)	(259,664)	(67,328)	(24,502)	(58,109)
Transfers due to contingent deferred sales charges	(15,451)	-	(2,635)	(7)	(5,898)	(3,516)	(283)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	43,684	-	-	59,520	-	-	26,581
Transfers between Sub-Accounts
and (to) from General Account	(29,574)	(152,349)	(481,782)	(700,338)	(829,458)	551,937	(1,600,195)
Net increase (decrease) in net assets
resulting from capital transactions	(8,876,230)	(2,539,573)	(4,274,394)	(12,225,579)	(4,009,645)	(1,168,035)	(11,009,145)
Total increase (decrease)	(3,408,646)	(595,968)	(3,048,446)	(6,065,242)	(2,049,421)	(1,428,018)	(513,505)
NET ASSETS, at beginning of the year	64,463,437	23,420,809	24,402,246	74,277,443	24,597,903	11,198,336	59,757,622
NET ASSETS, at end of the year	$61,054,791	$22,824,841	$21,353,800	$68,212,201	$22,548,482	$9,770,318	$59,244,117

See Notes to Financial Statements

F-47

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
				PIMCO		Vest	VY®
	MML		MML U.S.	Commodity		US Large Cap	CBRE
	Sustainable	MML Total	Government	RealReturn®	PIMCO	10% Buffer	Global
	Equity	Return Bond	Money Market	Strategy	Income	Strategies V.I.	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)
Investment income
Dividends	$401,276	$1,394,388	$5,311,604	$128,854	$143,833	$-	$236,950
Expenses
Mortality and expense risk charge and administrative charges	658,185	472,478	1,391,579	81,272	32,692	17,969	103,697
Net Investment income (loss)	(256,909)	921,910	3,920,025	47,582	111,141	(17,969)	133,253
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(719,047)	(1,037,723)	89	(623,657)	1,055	42,318	(246,419)
Realized gain distribution	2,489,487	-	-	-	-	60,169	-
Realized gain (loss)	1,770,440	(1,037,723)	89	(623,657)	1,055	102,487	(246,419)
Change in net unrealized appreciation
(depreciation) of investments	7,096,884	(249,154)	(89)	761,920	(23,496)	22,079	39,800
Net gain (loss) on investments	8,867,324	(1,286,877)	-	138,263	(22,441)	124,566	(206,619)
Net increase (decrease) in net assets
resulting from operations	8,610,415	(364,967)	3,920,025	185,845	88,700	106,597	(73,366)
Capital transactions:
Transfers of net premiums	330,412	5,459,290	4,872,393	109,044	801,748	4,392,977	74,172
Transfers due to death benefits	(367,869)	(135,883)	(1,718,201)	(50,604)	(753)	-	(105,590)
Transfers due to annuity benefit payments	-	-	(65,050)	(17,792)	-	-	(41,142)
Transfers due to withdrawal of funds	(6,624,418)	(4,099,353)	(36,127,051)	(1,230,003)	(24,635)	(78,201)	(1,429,595)
Transfers due to loans, net of repayments	-	(2,109)	13,629	(739)	-	-	(39)
Transfers due to charges for administrative
and insurance costs	(33,624)	3,340	(163,856)	(35,801)	-	-	(41,318)
Transfers due to contingent deferred sales charges	(1,594)	(39,266)	(18,264)	(2)	(12,298)	(6,528)	(12)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	-	11,101	4,807	-	-	10,460
Transfers between Sub-Accounts
and (to) from General Account	(1,262,481)	2,441,278	22,322,039	(9,486)	179,357	(66,734)	122,606
Net increase (decrease) in net assets
resulting from capital transactions	(7,959,574)	3,627,297	(10,873,260)	(1,230,576)	943,419	4,241,514	(1,410,458)
Total increase (decrease)	650,841	3,262,330	(6,953,235)	(1,044,731)	1,032,119	4,348,111	(1,483,824)
NET ASSETS, at beginning of the year	50,481,335	36,326,170	116,713,676	6,856,177	2,114,179	488,039	9,161,323
NET ASSETS, at end of the year	$51,132,176	$39,588,500	$109,760,441	$5,811,446	$3,146,298	$4,836,150	$7,677,499

See Notes to Financial Statements

F-48

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2023
	BlackRock	Cboe Vest	Delaware
	60/40 Target	US Large Cap	Ivy VIP	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	Allocation	10% Buffer	Asset	VIP	VIP	VIP	VIP
	ETF V.I.	Strategies V.I.	Strategy	Contrafund®	Contrafund®	Health Care	Overseas
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
			(Class II)	(Initial Class)	(Service Class 2)
Investment income
Dividends	$335,506	$-	$228,800	$835,624	$549,089	$-	$1,156
Expenses
Mortality and expense risk charge and administrative charges	177,425	2,670	140,298	2,212,449	2,696,527	8,990	558
Net Investment income (loss)	158,081	(2,670)	88,502	(1,376,825)	(2,147,438)	(8,990)	598
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	28,252	280	(63,290)	9,383,835	7,157,514	(919)	12
Realized gain distribution	-	3,828	-	6,224,310	7,795,141	-	387
Realized gain (loss)	28,252	4,108	(63,290)	15,608,145	14,952,655	(919)	399
Change in net unrealized appreciation
(depreciation) of investments	2,154,128	29,545	1,254,431	35,467,457	45,038,983	39,550	9,356
Net gain (loss) on investments	2,182,380	33,653	1,191,141	51,075,602	59,991,638	38,631	9,755
Net increase (decrease) in net assets
resulting from operations	2,340,461	30,983	1,279,643	49,698,777	57,844,200	29,641	10,353
Capital transactions:
Transfers of net premiums	800,851	462,023	217,872	1,174,846	8,454,485	472,009	143,726
Transfers due to death benefits	-	-	(88,514)	(3,055,994)	(2,102,699)	-	-
Transfers due to annuity benefit payments	-	-	-	(669,373)	(420)	-	-
Transfers due to withdrawal of funds	(1,014,571)	(64)	(1,273,906)	(19,495,263)	(24,133,091)	(4,311)	14
Transfers due to loans, net of repayments	-	-	-	8,526	-	-	-
Transfers due to cost of insurance	-	-	2,226	(495,944)	(187,266)	-	-
Transfers due to contingent deferred sales charges	-	(2,803)	(1,423)	(1,051)	(23,129)	(3,616)	(231)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	1	-	-	280,386	47	-	-
Transfers between Sub-Accounts
and (to) from General Account	271,554	(2,100)	79,010	(8,337,453)	(133,028)	128,847	134
Net increase (decrease) in net assets
resulting from capital transactions	57,835	457,056	(1,064,735)	(30,591,320)	(18,125,101)	592,929	143,643
Total increase (decrease)	2,398,296	488,039	214,908	19,107,457	39,719,099	622,570	153,996
NET ASSETS, at beginning of the year	16,425,190	-	10,874,142	168,304,213	191,667,565	447,027	-
NET ASSETS, at end of the year	$18,823,486	$488,039	$11,089,050	$187,411,670	$231,386,664	$1,069,597	$153,996

See Notes to Financial Statements

F-49

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023
		Fidelity®	Invesco	Invesco
	Fidelity®	VIP	Oppenheimer V.I.	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	VIP	Strategic	International	International	Capital	Capital	Conservative
	Real Estate	Income	Growth	Growth	Appreciation	Appreciation	Balanced
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
			(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
Investment income
Dividends	$9,941	$29,195	$120,451	$59,351	$-	$-	$99,964
Expenses
Mortality and expense risk charge and administrative charges	3,738	4,792	245,846	245,724	1,387,182	107,541	60,978
Net Investment income (loss)	6,203	24,403	(125,395)	(186,373)	(1,387,182)	(107,541)	38,986
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(4,851)	(1,421)	(784,661)	(772,395)	(7,981,198)	(776,244)	176,483
Realized gain distribution	6,570	-	-	-	-	-	-
Realized gain (loss)	1,719	(1,421)	(784,661)	(772,395)	(7,981,198)	(776,244)	176,483
Change in net unrealized appreciation
(depreciation) of investments	37,122	14,746	4,663,626	4,400,291	42,395,373	3,214,244	355,762
Net gain (loss) on investments	38,841	13,325	3,878,965	3,627,896	34,414,175	2,438,000	532,245
Net increase (decrease) in net assets
resulting from operations	45,044	37,728	3,753,570	3,441,523	33,026,993	2,330,459	571,231
Capital transactions:
Transfers of net premiums	309,371	447,616	138,678	438,460	443,192	45,984	19,942
Transfers due to death benefits	-	-	(281,029)	(118,269)	(1,567,789)	(8,939)	(71,229)
Transfers due to annuity benefit payments	-	-	(65,687)	-	(306,035)	-	(3,954)
Transfers due to withdrawal of funds	(164)	(1,320)	(1,713,790)	(2,454,765)	(12,575,713)	(1,581,762)	(427,251)
Transfers due to loans, net of repayments	-	-	(2,142)	-	2,590	-	(198)
Transfers due to cost of insurance	-	-	(90,086)	(86,728)	(394,624)	(19,385)	(3,947)
Transfers due to contingent deferred sales charges	(1,415)	(3,091)	(226)	(1,725)	(428)	-	(48)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	-	(10,576)	-	48,123	-	(41)
Transfers between Sub-Accounts
and (to) from General Account	26,311	16,677	(813,155)	266,281	(5,865,461)	528,927	(40,404)
Net increase (decrease) in net assets
resulting from capital transactions	334,103	459,882	(2,838,013)	(1,956,746)	(20,216,145)	(1,035,175)	(527,130)
Total increase (decrease)	379,147	497,610	915,557	1,484,777	12,810,848	1,295,284	44,101
NET ASSETS, at beginning of the year	152,225	201,143	20,298,479	18,848,749	103,556,439	7,405,869	5,338,477
NET ASSETS, at end of the year	$531,372	$698,753	$21,214,036	$20,333,526	$116,367,287	$8,701,153	$5,382,578

See Notes to Financial Statements

F-50

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Conservative	Core Plus	Discovery	Discovery	Diversified	Diversified	Invesco V.I.
	Balanced	Bond	Mid Cap Growth	Mid Cap Growth	Dividend	Dividend	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
Investment income
Dividends	$226	$35,956	$-	$-	$84,978	$149,624	$268,590
Expenses
Mortality and expense risk charge and administrative charges	427	17,964	903,052	296,622	51,440	115,769	1,481,253
Net Investment income (loss)	(201)	17,992	(903,052)	(296,622)	33,538	33,855	(1,212,663)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	6,203	(23,359)	(3,637,913)	(1,529,651)	(37,127)	(185,296)	(2,473,795)
Realized gain distribution	-	-	-	-	349,966	710,680	13,582,538
Realized gain (loss)	6,203	(23,359)	(3,637,913)	(1,529,651)	312,839	525,384	11,108,743
Change in net unrealized appreciation
(depreciation) of investments	(2,647)	67,752	12,553,712	4,377,718	(28,749)	29,459	24,990,251
Net gain (loss) on investments	3,556	44,393	8,915,799	2,848,067	284,090	554,843	36,098,994
Net increase (decrease) in net assets
resulting from operations	3,355	62,385	8,012,747	2,551,445	317,628	588,698	34,886,331
Capital transactions:
Transfers of net premiums	-	-	352,755	1,338,725	96,817	43,096	666,762
Transfers due to death benefits	-	(81,383)	(757,126)	(167,654)	(21,388)	(79,886)	(2,044,181)
Transfers due to annuity benefit payments	-	(41)	(234,329)	(178)	(11,720)	-	(335,775)
Transfers due to withdrawal of funds	(35,253)	(55,589)	(8,193,830)	(1,867,419)	(589,720)	(1,326,971)	(12,759,321)
Transfers due to loans, net of repayments	-	-	(5,385)	-	(16,297)	-	3,383
Transfers due to cost of insurance	3	-	(271,343)	(13,289)	(8,102)	(5,359)	(336,764)
Transfers due to contingent deferred sales charges	-	(26)	(123)	(1,596)	-	-	(630)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	8	39,977	20	3,125	-	74,573
Transfers between Sub-Accounts
and (to) from General Account	-	(673)	4,233,963	(51,089)	50,754	(161,766)	(8,971,801)
Net increase (decrease) in net assets
resulting from capital transactions	(35,250)	(137,704)	(4,835,441)	(762,480)	(496,531)	(1,530,886)	(23,703,754)
Total increase (decrease)	(31,895)	(75,319)	3,177,306	1,788,965	(178,903)	(942,188)	11,182,577
NET ASSETS, at beginning of the year	45,427	1,419,773	69,315,183	22,846,294	4,603,701	9,489,706	115,923,743
NET ASSETS, at end of the year	$13,532	$1,344,454	$72,492,489	$24,635,259	$4,424,798	$8,547,518	$127,106,320
See Notes to Financial Statements

F-51

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Global Strategic	Global Strategic	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Global	Income	Income	Health Care	Health Care	Main Street	Main Street
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
Investment income
Dividends	$-	$-	$-	$-	$-	$234,871	$97,444
Expenses
Mortality and expense risk charge and administrative charges	696,119	1,285,152	526,924	98,319	99,377	317,149	246,848
Net Investment income (loss)	(696,119)	(1,285,152)	(526,924)	(98,319)	(99,377)	(82,278)	(149,404)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(2,245,671)	(4,744,220)	(1,341,756)	(136,822)	(179,822)	(2,056,271)	(2,281,032)
Realized gain distribution	6,377,757	-	-	-	-	1,909,803	1,391,303
Realized gain (loss)	4,132,086	(4,744,220)	(1,341,756)	(136,822)	(179,822)	(146,468)	(889,729)
Change in net unrealized appreciation
(depreciation) of investments	12,009,906	13,299,904	4,802,945	373,053	369,508	5,838,277	4,886,764
Net gain (loss) on investments	16,141,992	8,555,684	3,461,189	236,231	189,686	5,691,809	3,997,035
Net increase (decrease) in net assets
resulting from operations	15,445,873	7,270,532	2,934,265	137,912	90,309	5,609,531	3,847,631
Capital transactions:
Transfers of net premiums	1,329,874	559,455	383,955	97,305	68,282	90,002	306,678
Transfers due to death benefits	(522,398)	(1,884,936)	(388,601)	(123,644)	(3,378)	(532,640)	(130,778)
Transfers due to annuity benefit payments	(425)	(307,538)	-	(34,070)	-	(24,014)	-
Transfers due to withdrawal of funds	(6,971,294)	(11,686,565)	(4,156,207)	(858,716)	(1,165,229)	(2,009,811)	(2,241,866)
Transfers due to loans, net of repayments	-	2,938	-	881	-	2,652	-
Transfers due to cost of insurance	(148,852)	(456,364)	(275,400)	(8,435)	(12,585)	(17,400)	(3,424)
Transfers due to contingent deferred sales charges	(793)	(446)	(10)	(169)	-	(289)	-
Transfers due to net charge (credit) to
annuitant mortality fluctuation	48	79,489	-	10,043	-	4,755	-
Transfers between Sub-Accounts
and (to) from General Account	(464,009)	(220,446)	378,468	64,995	(176,546)	(495,649)	(445,896)
Net increase (decrease) in net assets
resulting from capital transactions	(6,777,849)	(13,914,413)	(4,057,795)	(851,810)	(1,289,456)	(2,982,394)	(2,515,286)
Total increase (decrease)	8,668,024	(6,643,881)	(1,123,530)	(713,898)	(1,199,147)	2,627,137	1,332,345
NET ASSETS, at beginning of the year	49,427,513	105,617,322	42,908,119	8,993,115	8,644,331	26,861,840	18,959,328
NET ASSETS, at end of the year	$58,095,537	$98,973,441	$41,784,589	$8,279,217	$7,445,184	$29,488,977	$20,291,673

See Notes to Financial Statements

F-52

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023
				Janus Henderson			MML
			Invesco V.I.	Global	MML	MML	American
	Invesco V.I.	Invesco V.I.	U.S. Government	Technology and	Aggressive	Aggressive	Funds
	Technology	Technology	Money	Innovation	Allocation	Allocation	Core Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)			(Initial Class)	(Service Class)
Investment income
Dividends	$-	$-	$271,935	$-	$763,010	$1,792,157	$25,340,067
Expenses
Mortality and expense risk charge and administrative charges	76,297	94,348	66,588	5,526	316,616	841,692	8,702,428
Net Investment income (loss)	(76,297)	(94,348)	205,347	(5,526)	446,394	950,465	16,637,639
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(637,555)	(1,339,567)	-	(8,855)	(1,147,266)	(2,332,809)	(23,357,096)
Realized gain distribution	-	-	-	-	3,141,376	8,191,454	74,634,687
Realized gain (loss)	(637,555)	(1,339,567)	-	(8,855)	1,994,110	5,858,645	51,277,591
Change in net unrealized appreciation
(depreciation) of investments	3,108,300	4,124,012	-	181,473	1,654,005	3,732,575	12,762,460
Net gain (loss) on investments	2,470,745	2,784,445	-	172,618	3,648,115	9,591,220	64,040,051
Net increase (decrease) in net assets
resulting from operations	2,394,448	2,690,097	205,347	167,092	4,094,509	10,541,685	80,677,690
Capital transactions:
Transfers of net premiums	143,423	78,544	95,018	254,391	476,691	2,080,469	5,600,402
Transfers due to death benefits	(122,159)	(7,767)	(619,039)	-	(4,254)	(166,364)	(4,527,322)
Transfers due to annuity benefit payments	(20,110)	(180)	(7,924)	-	-	-	(35,172)
Transfers due to withdrawal of funds	(659,704)	(1,197,588)	(1,400,368)	234	(4,208,351)	(10,415,598)	(111,881,308)
Transfers due to loans, net of repayments	(3)	-	-	-	(4,371)	-	24,688
Transfers due to cost of insurance	(8,326)	(3,940)	25,644	-	(93,219)	(100,400)	(5,341,754)
Transfers due to contingent deferred sales charges	(91)	-	(147)	(2,531)	(5)	-	(48,238)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	7,921	21	1,835	-	-	-	7,291
Transfers between Sub-Accounts
and (to) from General Account	662,106	252,018	988,284	39,935	(89,482)	78,342	1,126,139
Net increase (decrease) in net assets
resulting from capital transactions	3,057	(878,892)	(916,697)	292,029	(3,922,991)	(8,523,551)	(115,075,274)
Total increase (decrease)	2,397,505	1,811,205	(711,350)	459,121	171,518	2,018,134	(34,397,584)
NET ASSETS, at beginning of the year	5,414,369	6,511,762	6,701,851	244,729	26,453,572	68,477,846	692,811,278
NET ASSETS, at end of the year	$7,811,874	$8,322,967	$5,990,501	$703,850	$26,625,090	$70,495,980	$658,413,694

See Notes to Financial Statements

F-53

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MML
	American	MML	MML			MML	MML
	Funds	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip
	Growth	Allocation	Allocation	Blend	Blend	Growth	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$3,043,123	$1,744,712	$7,467,948	$855,642	$2,598,291	$-	$-
Expenses
Mortality and expense risk charge and administrative charges	2,675,950	722,922	3,286,951	616,663	2,253,778	523,403	1,767,054
Net Investment income (loss)	367,173	1,021,790	4,180,997	238,979	344,513	(523,403)	(1,767,054)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(3,176,254)	(2,062,745)	(10,064,997)	(2,002,744)	(4,757,525)	(1,931,615)	(8,800,208)
Realized gain distribution	32,471,054	4,484,866	21,140,489	-	-	-	-
Realized gain (loss)	29,294,800	2,422,121	11,075,492	(2,002,744)	(4,757,525)	(1,931,615)	(8,800,208)
Change in net unrealized appreciation
(depreciation) of investments	35,768,361	2,406,622	11,117,082	9,377,779	30,809,868	19,199,647	63,361,099
Net gain (loss) on investments	65,063,161	4,828,743	22,192,574	7,375,035	26,052,343	17,268,032	54,560,891
Net increase (decrease) in net assets
resulting from operations	65,430,334	5,850,533	26,373,571	7,614,014	26,396,856	16,744,629	52,793,837
Capital transactions:
Transfers of net premiums	12,820,964	285,695	5,742,689	233,108	4,454,411	329,069	4,320,675
Transfers due to death benefits	(1,958,051)	(916,092)	(2,773,018)	(1,431,250)	(1,792,776)	(731,433)	(1,314,927)
Transfers due to annuity benefit payments	(21,699)	-	(7,799)	(105,398)	-	(98,066)	(523)
Transfers due to withdrawal of funds	(27,984,669)	(8,564,010)	(40,067,000)	(6,467,804)	(15,089,735)	(5,164,684)	(15,660,692)
Transfers due to loans, net of repayments	(6,340)	9,678	-	(8,481)	-	(7,521)	-
Transfers due to cost of insurance	(444,628)	(440,288)	(1,218,191)	(58,171)	(47,582)	(64,134)	(64,339)
Transfers due to contingent deferred sales charges	(58,729)	-	(13,578)	(744)	(17,468)	(399)	(26,187)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	2,693	-	817	(61,083)	-	29,352	59
Transfers between Sub-Accounts
and (to) from General Account	28,449	(413,413)	(2,930,521)	(199,989)	1,233,174	(1,510,068)	(1,277,636)
Net increase (decrease) in net assets
resulting from capital transactions	(17,622,010)	(10,038,430)	(41,266,601)	(8,099,812)	(11,259,976)	(7,217,884)	(14,023,570)
Total increase (decrease)	47,808,324	(4,187,897)	(14,893,030)	(485,798)	15,136,880	9,526,745	38,770,267
NET ASSETS, at beginning of the year	187,123,822	58,629,976	267,376,596	51,298,275	172,514,255	37,019,588	116,156,894
NET ASSETS, at end of the year	$234,932,146	$54,442,079	$252,483,566	$50,812,477	$187,651,135	$46,546,333	$154,927,161

See Notes to Financial Statements

F-54

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MML	MML	MML
	Conservative	Conservative	Dynamic	MML	MML	MML	MML
	Allocation	Allocation	Bond	Equity	Equity	Equity Income	Equity Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$1,572,900	$6,698,734	$509,004	$456,547	$1,474,261	$2,405,604	$1,483,820
Expenses
Mortality and expense risk charge and administrative charges	599,063	2,877,779	147,978	268,029	1,012,826	1,316,201	930,507
Net Investment income (loss)	973,837	3,820,955	361,026	188,518	461,435	1,089,403	553,313
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(2,065,831)	(9,694,518)	(329,684)	52,251	(1,948,485)	(2,703,032)	(3,052,626)
Realized gain distribution	3,529,951	16,509,017	-	1,739,740	6,504,460	8,645,605	6,074,701
Realized gain (loss)	1,464,120	6,814,499	(329,684)	1,791,991	4,555,975	5,942,573	3,022,075
Change in net unrealized appreciation
(depreciation) of investments	2,334,585	10,039,522	737,415	(329,235)	727,912	1,250,299	1,722,592
Net gain (loss) on investments	3,798,705	16,854,021	407,731	1,462,756	5,283,887	7,192,872	4,744,667
Net increase (decrease) in net assets
resulting from operations	4,772,542	20,674,976	768,757	1,651,274	5,745,322	8,282,275	5,297,980
Capital transactions:
Transfers of net premiums	92,483	2,811,327	739,207	128,315	1,093,295	507,067	1,463,163
Transfers due to death benefits	(105,465)	(4,103,353)	(38,995)	(306,946)	(311,471)	(1,352,911)	(526,571)
Transfers due to annuity benefit payments	(15,574)	(6,983)	-	(61,837)	-	(337,792)	(586)
Transfers due to withdrawal of funds	(7,755,542)	(34,471,497)	(1,440,121)	(1,907,479)	(11,837,091)	(13,281,142)	(10,478,680)
Transfers due to loans, net of repayments	-	-	-	3,621	-	(11,673)	-
Transfers due to cost of insurance	(414,377)	(1,068,669)	-	(46,936)	(270,590)	(391,914)	(347,746)
Transfers due to contingent deferred sales charges	(6)	(3,703)	(9,848)	(143)	(3,025)	(223)	(6,206)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	2,471	1,360	-	24,898	-	80,277	67
Transfers between Sub-Accounts
and (to) from General Account	1,237,961	(4,239,955)	545,311	(454,276)	(2,612,413)	391,409	(2,583,977)
Net increase (decrease) in net assets
resulting from capital transactions	(6,958,049)	(41,081,473)	(204,446)	(2,620,783)	(13,941,295)	(14,396,902)	(12,480,536)
Total increase (decrease)	(2,185,507)	(20,406,497)	564,311	(969,509)	(8,195,973)	(6,114,627)	(7,182,556)
NET ASSETS, at beginning of the year	50,846,697	232,816,753	11,894,741	22,745,758	87,189,234	112,868,269	78,411,916
NET ASSETS, at end of the year	$48,661,190	$212,410,256	$12,459,052	$21,776,249	$78,993,261	$106,753,642	$71,229,360

See Notes to Financial Statements

F-55

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MML	MML	MML	MML			MML
	Equity	Equity	Equity	Focused	MML	MML	Fundamental
	Index	Index	Rotation	Equity	Foreign	Foreign	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class I)	(Service Class I)			(Initial Class)	(Service Class)
Investment income
Dividends	$375,603	$284,275	$26,997	$174,709	$1,137,707	$113,003	$154,835
Expenses
Mortality and expense risk charge and administrative charges	381,446	359,677	19,860	271,584	1,054,599	115,106	255,764
Net Investment income (loss)	(5,843)	(75,402)	7,137	(96,875)	83,108	(2,103)	(100,929)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	187,774	(724,460)	(89,087)	542,247	(2,297,790)	(249,869)	(431,614)
Realized gain distribution	2,776,996	2,846,180	2,821	2,060,558	-	-	-
Realized gain (loss)	2,964,770	2,121,720	(86,266)	2,602,805	(2,297,790)	(249,869)	(431,614)
Change in net unrealized appreciation
(depreciation) of investments	3,594,585	4,215,810	407,709	(766,537)	13,616,161	1,481,723	4,418,895
Net gain (loss) on investments	6,559,355	6,337,530	321,443	1,836,268	11,318,371	1,231,854	3,987,281
Net increase (decrease) in net assets
resulting from operations	6,553,512	6,262,128	328,580	1,739,393	11,401,479	1,229,751	3,886,352
Capital transactions:
Transfers of net premiums	294,705	117,230	164,536	1,280,261	333,381	108,410	861,025
Transfers due to death benefits	(370,220)	(118,574)	(26,040)	(111,310)	(890,522)	(82,526)	(139,012)
Transfers due to annuity benefit payments	(109,006)	-	-	-	(313,399)	-	(9,690)
Transfers due to withdrawal of funds	(3,339,807)	(8,032,854)	(561,139)	(2,324,407)	(9,854,374)	(904,602)	(2,801,568)
Transfers due to loans, net of repayments	4,192	-	-	-	(4,559)	-	-
Transfers due to cost of insurance	(16,925)	(100,508)	-	119	(381,312)	(72,202)	(402)
Transfers due to contingent deferred sales charges	(270)	-	(2,345)	(4,100)	(52)	(129)	(957)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	(123,875)	-	-	-	61,823	-	1,881
Transfers between Sub-Accounts
and (to) from General Account	1,099,618	(329,714)	(84,347)	(261,059)	(7,261,854)	146,177	896,830
Net increase (decrease) in net assets
resulting from capital transactions	(2,561,588)	(8,464,420)	(509,335)	(1,420,496)	(18,310,868)	(804,872)	(1,191,893)
Total increase (decrease)	3,991,924	(2,202,292)	(180,755)	318,897	(6,909,389)	424,879	2,694,459
NET ASSETS, at beginning of the year	27,821,852	29,639,746	1,864,206	21,586,709	89,435,726	8,823,408	18,740,713
NET ASSETS, at end of the year	$31,813,776	$27,437,454	$1,683,451	$21,905,606	$82,526,337	$9,248,287	$21,435,172

See Notes to Financial Statements

F-56

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MML				MML	MML
	Fundamental	MML	MML	MML	Growth	Growth	MML
	Value	Global	Global	Global	Allocation	Allocation	High Yield
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Class I)	(Class II)	(Service Class I)	(Initial Class)	(Service Class)
Investment income
Dividends	$230,159	$40,232	$33,820	$169,993	$8,248,879	$15,769,825	$2,520,925
Expenses
Mortality and expense risk charge and administrative charges	256,219	50,534	52,438	258,572	3,651,810	7,219,225	465,087
Net Investment income (loss)	(26,060)	(10,302)	(18,618)	(88,579)	4,597,069	8,550,600	2,055,838
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(562,255)	(874,429)	(919,351)	(4,906,565)	(9,349,681)	(18,077,377)	(1,375,246)
Realized gain distribution	1,284,440	281,910	233,464	1,376,521	35,934,536	75,625,592	-
Realized gain (loss)	722,185	(592,519)	(685,887)	(3,530,044)	26,584,855	57,548,215	(1,375,246)
Change in net unrealized appreciation
(depreciation) of investments	1,638,351	1,145,088	1,202,798	6,063,474	7,114,365	13,303,559	3,423,428
Net gain (loss) on investments	2,360,536	552,569	516,911	2,533,430	33,699,220	70,851,774	2,048,182
Net increase (decrease) in net assets
resulting from operations	2,334,476	542,267	498,293	2,444,851	38,296,289	79,402,374	4,104,020
Capital transactions:
Transfers of net premiums	1,258,815	14,690	44,781	1,079,562	2,394,141	9,244,641	1,042,323
Transfers due to death benefits	(260,664)	(33,530)	(64,742)	(74,820)	(1,649,388)	(3,221,497)	(635,404)
Transfers due to annuity benefit payments	-	(35,074)	(32)	-	-	-	(506)
Transfers due to withdrawal of funds	(2,629,335)	(281,377)	(321,253)	(1,623,354)	(28,671,051)	(56,320,830)	(5,085,697)
Transfers due to loans, net of repayments	65	-	4,819	-	8,741	-	6,415
Transfers due to cost of insurance	788	(16,268)	-	(68,766)	(4,044,211)	(6,289,577)	2,741
Transfers due to contingent deferred sales charges	(5,981)	-	(107)	(3,551)	(223)	(43,775)	(2,475)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	14,358	7	-	-	-	248
Transfers between Sub-Accounts
and (to) from General Account	69,663	341,869	3,282	(40,390)	(2,746,670)	(1,720,663)	2,506,646
Net increase (decrease) in net assets
resulting from capital transactions	(1,566,649)	4,668	(333,245)	(731,319)	(34,708,661)	(58,351,701)	(2,165,709)
Total increase (decrease)	767,827	546,935	165,048	1,713,532	3,587,628	21,050,673	1,938,311
NET ASSETS, at beginning of the year	20,630,720	4,097,127	3,976,403	19,626,341	282,056,598	583,718,812	37,488,508
NET ASSETS, at end of the year	$21,398,547	$4,644,062	$4,141,451	$21,339,873	$285,644,226	$604,769,485	$39,426,819

See Notes to Financial Statements

F-57

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023
			MML	MML
	MML	MML	Inflation-	Inflation-	MML	MML	MML
	Income	Income	Protected	Protected	International	iShares® 60/40	iShares® 80/20
	& Growth	& Growth	and Income	and Income	Equity	Allocation	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$421,826	$513,069	$4,107,884	$1,819,353	$100,166	$191,861	$469,537
Expenses
Mortality and expense risk charge and administrative charges	236,902	343,435	1,152,429	535,486	106,614	110,772	358,540
Net Investment income (loss)	184,924	169,634	2,955,455	1,283,867	(6,448)	81,089	110,997
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(299,293)	(467,185)	(2,866,814)	(1,394,378)	11,168	(16,767)	(127,733)
Realized gain distribution	2,545,666	3,537,920	-	-	-	-	-
Realized gain (loss)	2,246,373	3,070,735	(2,866,814)	(1,394,378)	11,168	(16,767)	(127,733)
Change in net unrealized appreciation
(depreciation) of investments	(888,514)	(1,295,894)	3,379,201	1,605,287	1,332,707	1,047,039	4,443,400
Net gain (loss) on investments	1,357,859	1,774,841	512,387	210,909	1,343,875	1,030,272	4,315,667
Net increase (decrease) in net assets
resulting from operations	1,542,783	1,944,475	3,467,842	1,494,776	1,337,427	1,111,361	4,426,664
Capital transactions:
Transfers of net premiums	146,295	1,158,964	466,330	1,600,054	634,263	6,390,304	15,331,247
Transfers due to death benefits	(477,768)	(221,361)	(1,726,456)	(283,744)	(36,853)	(19,297)	-
Transfers due to annuity benefit payments	(85,562)	-	(298,644)	(476)	-	-	-
Transfers due to withdrawal of funds	(2,100,367)	(2,909,361)	(10,882,635)	(4,766,688)	(597,355)	(61,201)	(119,531)
Transfers due to loans, net of repayments	322	-	1,538	-	(6,073)	-	-
Transfers due to cost of insurance	(30,239)	(28,189)	(377,307)	(137,593)	349	-	-
Transfers due to contingent deferred sales charges	(365)	(4,035)	(28)	(24,129)	(3,210)	(96,060)	(383,160)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	(15,965)	-	69,863	55	-	-	-
Transfers between Sub-Accounts
and (to) from General Account	242,842	(123,117)	6,526,597	(878,968)	568,730	101,417	71,697
Net increase (decrease) in net assets
resulting from capital transactions	(2,320,807)	(2,127,099)	(6,220,742)	(4,491,489)	559,851	6,315,163	14,900,253
Total increase (decrease)	(778,024)	(182,624)	(2,752,900)	(2,996,713)	1,897,278	7,426,524	19,326,917
NET ASSETS, at beginning of the year	21,115,105	28,418,303	88,867,535	43,115,577	7,786,105	5,074,791	18,624,545
NET ASSETS, at end of the year	$20,337,081	$28,235,679	$86,114,635	$40,118,864	$9,683,383	$12,501,315	$37,951,462

See Notes to Financial Statements

F-58

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MML	MML	MML	MML	MML	MML
	Large Cap	Large Cap	Managed	Managed	Managed	Managed	MML
	Growth	Growth	Bond	Bond	Volatility	Volatility	Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$-	$-	$2,963,630	$6,282,117	$364,524	$49,436	$-
Expenses
Mortality and expense risk charge and administrative charges	153,880	294,302	937,389	2,163,597	820,846	236,009	695,501
Net Investment income (loss)	(153,880)	(294,302)	2,026,241	4,118,520	(456,322)	(186,573)	(695,501)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	572,711	341,943	(2,259,706)	(6,460,151)	1,101,466	448,707	(4,699,133)
Realized gain distribution	983,474	1,707,712	-	-	11,567,188	3,326,001	-
Realized gain (loss)	1,556,185	2,049,655	(2,259,706)	(6,460,151)	12,668,654	3,774,708	(4,699,133)
Change in net unrealized appreciation
(depreciation) of investments	4,114,460	7,120,537	4,039,191	10,551,914	(5,323,343)	(1,644,433)	16,870,232
Net gain (loss) on investments	5,670,645	9,170,192	1,779,485	4,091,763	7,345,311	2,130,275	12,171,099
Net increase (decrease) in net assets
resulting from operations	5,516,765	8,875,890	3,805,726	8,210,283	6,888,989	1,943,702	11,475,598
Capital transactions:
Transfers of net premiums	102,757	1,834,772	526,777	5,379,996	271,092	239,566	480,196
Transfers due to death benefits	(99,060)	(194,404)	(1,350,522)	(1,916,884)	(843,737)	(103,031)	(1,116,066)
Transfers due to annuity benefit payments	(10,925)	-	(239,871)	(573)	(224,104)	-	(130,362)
Transfers due to withdrawal of funds	(2,002,259)	(1,347,495)	(9,291,686)	(32,918,171)	(7,419,268)	(3,243,762)	(5,300,287)
Transfers due to loans, net of repayments	2,940	-	3,980	-	2,143	-	(8,483)
Transfers due to cost of insurance	(12,271)	(6,291)	(248,704)	(864,433)	(311,758)	(87,157)	(74,359)
Transfers due to contingent deferred sales charges	(169)	(4,975)	(144)	(21,812)	(255)	-	(1,191)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	3,506	-	56,262	66	38,403	-	10,165
Transfers between Sub-Accounts
and (to) from General Account	479,115	1,659,722	3,515,356	5,137,420	(437,591)	(665,892)	(1,049,361)
Net increase (decrease) in net assets
resulting from capital transactions	(1,536,366)	1,941,329	(7,028,552)	(25,204,391)	(8,925,075)	(3,860,276)	(7,189,748)
Total increase (decrease)	3,980,399	10,817,219	(3,222,826)	(16,994,108)	(2,036,086)	(1,916,574)	4,285,850
NET ASSETS, at beginning of the year	11,258,538	17,964,547	76,373,788	180,957,384	63,499,565	19,279,858	57,562,324
NET ASSETS, at end of the year	$15,238,937	$28,781,766	$73,150,962	$163,963,276	$61,463,479	$17,363,284	$61,848,174
See Notes to Financial Statements

F-59

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

				MML	MML	MML	MML
	MML	MML	MML	Moderate	Moderate	Short-Duration	Small Cap
	Mid Cap Growth	Mid Cap Value	Mid Cap Value	Allocation	Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$-	$2,525,730	$1,130,263	$5,253,921	$29,646,564	$984,089	$274,451
Expenses
Mortality and expense risk charge and administrative charges	1,063,626	1,210,233	597,366	1,993,743	12,725,925	361,883	241,920
Net Investment income (loss)	(1,063,626)	1,315,497	532,897	3,260,178	16,920,639	622,206	32,531
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(10,770,475)	(5,436,318)	(3,410,367)	(5,585,220)	(52,618,353)	(672,791)	464,368
Realized gain distribution	-	15,168,462	7,571,864	15,826,168	98,261,489	-	-
Realized gain (loss)	(10,770,475)	9,732,144	4,161,497	10,240,948	45,643,136	(672,791)	464,368
Change in net unrealized appreciation
(depreciation) of investments	27,774,668	(6,571,471)	(2,801,158)	5,157,005	50,844,336	1,603,135	2,787,104
Net gain (loss) on investments	17,004,193	3,160,673	1,360,339	15,397,953	96,487,472	930,344	3,251,472
Net increase (decrease) in net assets
resulting from operations	15,940,567	4,476,170	1,893,236	18,658,131	113,408,111	1,552,550	3,284,003
Capital transactions:
Transfers of net premiums	2,366,708	475,172	1,905,884	813,855	9,986,192	3,389,867	127,153
Transfers due to death benefits	(634,563)	(1,643,817)	(462,320)	(1,840,512)	(11,199,082)	(148,908)	(244,454)
Transfers due to annuity benefit payments	-	(306,093)	-	-	(4,337)	(405)	(26,715)
Transfers due to withdrawal of funds	(10,741,152)	(10,958,098)	(5,800,385)	(17,927,219)	(190,446,381)	(4,105,732)	(2,057,599)
Transfers due to loans, net of repayments	-	5,411	-	26,722	-	-	(1,137)
Transfers due to cost of insurance	(155,900)	(327,282)	(105,687)	(1,813,619)	(6,476,116)	484	(21,265)
Transfers due to contingent deferred sales charges	(11,390)	(1,618)	(6,670)	(5)	(20,377)	(6,835)	(386)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	64,145	-	-	(10,379)	203	6,290
Transfers between Sub-Accounts
and (to) from General Account	(52,139)	1,353,022	(1,673,506)	142,498	(3,711,017)	327,503	(273,289)
Net increase (decrease) in net assets
resulting from capital transactions	(9,228,436)	(11,339,158)	(6,142,684)	(20,598,280)	(201,881,497)	(543,823)	(2,491,402)
Total increase (decrease)	6,712,131	(6,862,988)	(4,249,448)	(1,940,149)	(88,473,386)	1,008,727	792,601
NET ASSETS, at beginning of the year	81,046,753	104,763,063	50,303,554	161,103,074	1,044,498,635	29,348,995	21,412,816
NET ASSETS, at end of the year	$87,758,884	$97,900,075	$46,054,106	$159,162,925	956,025,249	30,357,722	22,205,417

See Notes to Financial Statements

F-60

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023
							MML
	MML	MML	MML	MML	MML	MML	Strategic
	Small Cap	Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap	Emerging
	Equity	Growth Equity	Growth Equity	Company Value	Value	Value	Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
Investment income
Dividends	$248,123	$-	$-	$201,235	$774,841	$199,242	$-
Expenses
Mortality and expense risk charge and administrative charges	297,172	782,158	280,537	295,481	891,831	292,754	136,622
Net Investment income (loss)	(49,049)	(782,158)	(280,537)	(94,246)	(116,990)	(93,512)	(136,622)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	20,281	(4,934,899)	(2,376,965)	(4,021,572)	(3,030,369)	(1,310,343)	(2,060,408)
Realized gain distribution	-	-	-	59,615	8,916,199	3,026,006	-
Realized gain (loss)	20,281	(4,934,899)	(2,376,965)	(3,961,957)	5,885,830	1,715,663	(2,060,408)
Change in net unrealized appreciation
(depreciation) of investments	3,673,532	14,637,404	5,818,332	7,265,882	4,659,468	1,747,590	3,179,801
Net gain (loss) on investments	3,693,813	9,702,505	3,441,367	3,303,925	10,545,298	3,463,253	1,119,393
Net increase (decrease) in net assets
resulting from operations	3,644,764	8,920,347	3,160,830	3,209,679	10,428,308	3,369,741	982,771
Capital transactions:
Transfers of net premiums	670,562	1,360,532	489,553	522,810	335,272	396,123	393,281
Transfers due to death benefits	(241,389)	(748,082)	(530,833)	(236,233)	(802,613)	(183,216)	(33,462)
Transfers due to annuity benefit payments	-	(220,222)	-	-	(257,956)	-	-
Transfers due to withdrawal of funds	(3,023,135)	(7,043,662)	(2,467,615)	(2,432,589)	(8,173,301)	(2,570,409)	(1,174,257)
Transfers due to loans, net of repayments	-	(7,837)	-	6,608	(3,097)	-	120
Transfers due to cost of insurance	(31,888)	(263,885)	(41,829)	(19,371)	(277,845)	(62,852)	(24,399)
Transfers due to contingent deferred sales charges	(653)	(5,916)	-	(1,588)	(11)	(3,741)	(2,424)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	34,717	-	-	56,728	-	-
Transfers between Sub-Accounts
and (to) from General Account	657,349	2,024,072	160,783	(415,754)	542,311	218,782	117,177
Net increase (decrease) in net assets
resulting from capital transactions	(1,969,154)	(4,870,283)	(2,389,941)	(2,576,117)	(8,580,512)	(2,205,313)	(723,964)
Total increase (decrease)	1,675,610	4,050,064	770,889	633,562	1,847,796	1,164,428	258,807
NET ASSETS, at beginning of the year	23,617,332	60,413,373	22,649,920	23,768,684	72,429,647	23,433,475	10,939,529
NET ASSETS, at end of the year	$25,292,942	$64,463,437	$23,420,809	$24,402,246	$74,277,443	$24,597,903	$11,198,336

See Notes to Financial Statements

F-61

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023
					PIMCO		VY®
	MML	MML		MML U.S.	Commodity		CBRE
	Sustainable	Sustainable	MML Total	Government	RealReturn®	PIMCO	Global
	Equity	Equity	Return Bond	Money Market	Strategy	Income	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)
Investment income
Dividends	$550,710	$324,085	$762,741	$5,525,061	$1,264,216	$82,750	$157,412
Expenses
Mortality and expense risk charge and administrative charges	616,592	596,497	445,938	1,498,253	98,101	20,328	110,512
Net Investment income (loss)	(65,882)	(272,412)	316,803	4,026,808	1,166,115	62,422	46,900
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	4,524,035	310,967	(1,302,544)	347	(233,858)	(2,034)	(392,710)
Realized gain distribution	17,662,152	14,495,443	-	-	-	-	94,261
Realized gain (loss)	22,186,187	14,806,410	(1,302,544)	347	(233,858)	(2,034)	(298,449)
Change in net unrealized appreciation
(depreciation) of investments	(10,157,739)	(4,754,225)	2,373,357	(347)	(1,695,592)	47,958	1,174,809
Net gain (loss) on investments	12,028,448	10,052,185	1,070,813	-	(1,929,450)	45,924	876,360
Net increase (decrease) in net assets
resulting from operations	11,962,566	9,779,773	1,387,616	4,026,808	(763,335)	108,346	923,260
Capital transactions:
Transfers of net premiums	282,301	252,745	2,299,122	4,668,859	124,385	1,129,941	96,630
Transfers due to death benefits	(554,720)	(230,043)	(394,840)	(2,069,097)	(46,669)	-	(30,516)
Transfers due to annuity benefit payments	(44,114)	-	-	(65,843)	(17,750)	-	(35,602)
Transfers due to withdrawal of funds	(5,644,655)	(5,722,974)	(3,942,575)	(40,519,754)	(967,252)	(2,732)	(976,880)
Transfers due to loans, net of repayments	(2,602)	-	478	9,672	10,675	-	685
Transfers due to cost of insurance	(62,648)	(53,628)	3,752	(170,846)	(38,500)	-	(47,488)
Transfers due to contingent deferred sales charges	(385)	(1,012)	(16,769)	(8,280)	(8)	(6,592)	(11)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	20,575	-	-	16,380	5,030	-	10,397
Transfers between Sub-Accounts
and (to) from General Account	(1,436,070)	(117,308)	1,014,705	19,519,907	(545,666)	49,912	85,466
Net increase (decrease) in net assets
resulting from capital transactions	(7,442,318)	(5,872,220)	(1,036,127)	(18,619,002)	(1,475,755)	1,170,529	(897,319)
Total increase (decrease)	4,520,248	3,907,553	351,489	(14,592,194)	(2,239,090)	1,278,875	25,941
NET ASSETS, at beginning of the year	55,237,374	46,573,782	35,974,681	131,305,870	9,095,267	835,304	9,135,382
NET ASSETS, at end of the year	$59,757,622	$50,481,335	$36,326,170	$116,713,676	$6,856,177	$2,114,179	$9,161,323

See Notes to Financial Statements

F-62

Massachusetts Mutual Variable Annuity Separate Account 4

Notes To Financial Statements

1.	ORGANIZATION

Massachusetts Mutual Variable Annuity Separate Account 4 (“the Separate Account”) is a separate investment account of Massachusetts Mutual Life Insurance Company (“MassMutual”) established on July 9, 1998. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

MassMutual maintains eleven products within the Separate Account: Panorama Premier, Panorama Passage®, MassMutual Artistry, MassMutual Transitions®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM, MassMutual Equity EdgeSM, MassMutual Transitions SelectSM II, MassMutual Capital Vantage® and MassMutual EnvisionSM. Seven of the eleven products within the Separate Account have multiple tiers: Panorama Passage®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM, MassMutual EquityEdgeSM, MassMutual Transitions SelectSM II and MassMutual Capital Vantage®. The unit values of these tiers differ based on the associated expense ratios.

The assets and liabilities of the Separate Account are clearly identified and distinguished from MassMutual’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other MassMutual business.

F-63

Notes To Financial Statements (Continued)

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

For the year or period ended December 31, 2024, the Separate Account consists of one hundred-five sub-accounts which invest in the following mutual funds. All of the sub-account/funds may not be available through each of the products within the Separate Account:

The sub-account listed in the first column
Sub-Accounts	invests in the fund in this column
American Funds Insurance Series® Global Small Capitalization Sub-Account	American Funds Insurance Series® Global Small Capitalization Fund [8,11]
American Funds Insurance Series® New World Sub-Account	American Funds Insurance Series® New World Fund® [8,11]
American Funds Insurance Series® Washington Mutual Investors Sub-Account	American Funds Insurance Series® Washington Mutual Investors Fund [8,11]
BlackRock 60/40 Target Allocation ETF V.I. Sub- Account	BlackRock 60/40 Target Allocation ETF V.I. Fund [7]
Columbia Variable Portfolio - Contrarian Core Sub- Account	Columbia Variable Portfolio - Contrarian Core Fund [9,11]
Fidelity® VIP Contrafund® Sub-Account (Initial Class)	Fidelity® VIP Contrafund® Portfolio (Initial Class)[1]
Fidelity® VIP Contrafund® Sub-Account (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)[1]
Fidelity® VIP Health Care Sub-Account	Fidelity® VIP Health Care Portfolio[1]
Fidelity® VIP Overseas Sub-Account	Fidelity® VIP Overseas Portfolio[1,15]
Fidelity® VIP Real Estate Sub-Account	Fidelity® VIP Real Estate Portfolio[1]
Fidelity® VIP Strategic Income Sub-Account	Fidelity® VIP Strategic Income Portfolio[1]
Invesco Oppenheimer V.I. International Growth Sub-Account (Series I)	Invesco Oppenheimer V.I. International Growth Fund (Series I)[3]
Invesco Oppenheimer V.I. International Growth Sub-Account (Series II)	Invesco Oppenheimer V.I. International Growth Fund (Series II)[3]
Invesco V.I. Capital Appreciation Sub-Account (Series I)	Invesco V.I. Capital Appreciation Fund (Series I)[3]
Invesco V.I. Capital Appreciation Sub-Account (Series II)	Invesco V.I. Capital Appreciation Fund (Series II)[3]
Invesco V.I. Core Plus Bond Sub-Account	Invesco V.I. Core Plus Bond Fund[3]
Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series I)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)[3]
Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series II)	Invesco V.I. Discovery Mid Cap Growth Fund(Series II)[3]
Invesco V.I. Diversified Dividend Sub-Account (Series I)	Invesco V.I. Diversified Dividend Fund (Series I)[3]
Invesco V.I. Diversified Dividend Sub-Account (Series II)	Invesco V.I. Diversified Dividend Fund (Series II)[3]
Invesco V.I. Equity and Income Sub-Account (Series I)	Invesco V.I. Equity and Income Fund (Series I)[3,16]
Invesco V.I. Equity and Income Sub-Account (Series II)	Invesco V.I. Equity and Income Fund (Series II)[3,17]
Invesco V.I. Global Sub-Account (Series I)	Invesco V.I. Global Fund (Series I)[3]
Invesco V.I. Global Sub-Account (Series II)	Invesco V.I. Global Fund (Series II)[3]
Invesco V.I. Global Strategic Income Sub-Account (Series I)	Invesco V.I. Global Strategic Income Fund (Series I)[3]
Invesco V.I. Global Strategic Income Sub-Account (Series II)	Invesco V.I. Global Strategic Income Fund (Series II)[3]
Invesco V.I. Health Care Sub-Account (Series I)	Invesco V.I. Health Care Fund (Series I)[3]
Invesco V.I. Health Care Sub-Account (Series II)	Invesco V.I. Health Care Fund (Series II)[3]
Invesco V.I. Main Street Sub-Account (Series I)	Invesco V.I. Main Street Fund® (Series I)[3]
Invesco V.I. Main Street Sub-Account (Series II)	Invesco V.I. Main Street Fund® (Series II)[3]
Invesco V.I. Technology Sub-Account (Series I)	Invesco V.I. Technology Fund (Series I)[3]
Invesco V.I. Technology Sub-Account (Series II)	Invesco V.I. Technology Fund (Series II)[3]
Invesco V.I. U.S. Government Money Sub-Account	Invesco V.I. U.S. Government Money Fund[3]
Janus Henderson Enterprise Sub-Account	Janus Henderson Enterprise Fund [11,13]
F-64

Notes To Financial Statements (Continued)

Janus Henderson Global Technology and Innovation Sub-Account	Janus Henderson Global Technology and Innovation Fund[13]
Janus Henderson Overseas Sub-Account	Janus Henderson Overseas Fund [11,13]
Macquarie VIP Asset Strategy Sub-Account [10]	Macquarie VIP Asset Strategy Portfolio [6,10]
Macquarie VIP Growth Sub-Account	Macquarie VIP Growth Fund [6,11]
MML Aggressive Allocation Sub-Account (Initial Class)	MML Aggressive Allocation Fund (Initial Class)[4]
MML Aggressive Allocation Sub-Account (Service Class)	MML Aggressive Allocation Fund (Service Class)[4]
MML American Funds Core Allocation Sub-Account	MML American Funds Core Allocation Fund[4]
MML American Funds Growth Sub-Account	MML American Funds Growth Fund[4]
MML Balanced Allocation Sub-Account (Initial Class)	MML Balanced Allocation Fund (Initial Class)[4]
MML Balanced Allocation Sub-Account (Service Class)	MML Balanced Allocation Fund (Service Class)[4]
MML Blend Sub-Account (Initial Class)	MML Blend Fund (Initial Class)[4]
MML Blend Sub-Account (Service Class)	MML Blend Fund (Service Class)[4]
MML Blue Chip Growth Sub-Account (Initial Class)	MML Blue Chip Growth Fund (Initial Class)[4]
MML Blue Chip Growth Sub-Account (Service Class)	MML Blue Chip Growth Fund (Service Class)[4]
MML Conservative Allocation Sub-Account (Initial Class)	MML Conservative Allocation Fund (Initial Class)[4]
MML Conservative Allocation Sub-Account (Service Class)	MML Conservative Allocation Fund (Service Class)[4]
MML Dynamic Bond Sub-Account	MML Dynamic Bond Fund [4]
MML Equity Sub-Account (Initial Class)	MML Equity Fund (Initial Class)[4]
MML Equity Sub-Account (Service Class)	MML Equity Fund (Service Class)[4]
MML Equity Income Sub-Account (Initial Class)	MML Equity Income Fund (Initial Class)[4]
MML Equity Income Sub-Account (Service Class)	MML Equity Income Fund (Service Class)[4]
MML Equity Index Sub-Account (Class I)	MML Equity Index Fund (Class I)[4]
MML Equity Index Sub-Account (Service Class I)	MML Equity Index Fund (Service Class I)[4]
MML Equity Rotation Sub-Account	MML Equity Rotation Fund[4]
MML Focused Equity Sub-Account	MML Focused Equity Fund (Initial Class)[4]
MML Foreign Sub-Account (Initial Class)	MML Foreign Fund (Initial Class)[4]
MML Foreign Sub-Account (Service Class)	MML Foreign Fund (Service Class)[4]
MML Fundamental Equity Sub-Account	MML Fundamental Equity Fund (Initial Class)[4]
MML Fundamental Value Sub-Account	MML Fundamental Value Fund (Initial Class)[4]
MML Global Sub-Account (Class I)	MML Global Fund (Class I)[4]
MML Global Sub-Account (Class II)	MML Global Fund (Class II)[4]
MML Global Sub-Account (Service Class I)	MML Global Fund (Service Class I)[4]
MML Growth Allocation Sub-Account (Initial Class)	MML Growth Allocation Fund (Initial Class)[4]
MML Growth Allocation Sub-Account (Service Class)	MML Growth Allocation Fund (Service Class)[4]
MML High Yield Sub-Account	MML High Yield Fund[4]
MML Income & Growth Sub-Account (Initial Class)	MML Income & Growth Fund (Initial Class)[4]
MML Income & Growth Sub-Account (Service Class)	MML Income & Growth Fund (Service Class)[4]
MML Inflation-Protected and Income Sub-Account (Initial Class)	MML Inflation-Protected and Income Fund (Initial Class)[4]
MML Inflation-Protected and Income Sub-Account (Service Class)	MML Inflation-Protected and Income Fund (Service Class)[4]
MML International Equity Sub-Account	MML International Equity Fund[4]
MML iShares® 60/40 Allocation Sub-Account	MML iShares® 60/40 Allocation Fund[4]
MML iShares® 80/20 Allocation Sub-Account	MML iShares® 80/20 Allocation Fund[4]
MML Large Cap Growth Sub-Account (Initial Class)	MML Large Cap Growth Fund (Initial Class)[4]
MML Large Cap Growth Sub-Account (Service Class)	MML Large Cap Growth Fund (Service Class)[4]
MML Managed Bond Sub-Account (Initial Class)	MML Managed Bond Fund (Initial Class)[4]
F-65

Notes To Financial Statements (Continued)

MML Managed Bond Sub-Account (Service Class)	MML Managed Bond Fund (Service Class)[4]
MML Managed Volatility Sub-Account (Initial Class)	MML Managed Volatility Fund (Initial Class)[4]
MML Managed Volatility Sub-Account (Service Class)	MML Managed Volatility Fund (Service Class)[4]
MML Mid Cap Growth Sub-Account (Initial Class)	MML Mid Cap Growth Fund (Initial Class)[4]
MML Mid Cap Growth Sub-Account (Service Class)	MML Mid Cap Growth Fund (Service Class)[4]
MML Mid Cap Value Sub-Account (Initial Class)	MML Mid Cap Value Fund (Initial Class)[4]
MML Mid Cap Value Sub-Account (Service Class)	MML Mid Cap Value Fund (Service Class)[4]
MML Moderate Allocation Sub-Account (Initial Class)	MML Moderate Allocation Fund (Initial Class)[4]
MML Moderate Allocation Sub-Account (Service Class)	MML Moderate Allocation Fund (Service Class)[4]
MML Short-Duration Bond Sub-Account	MML Short-Duration Bond Fund[4]
MML Small Cap Equity Sub-Account (Initial Class)	MML Small Cap Equity Fund (Initial Class)[4]
MML Small Cap Equity Sub-Account (Service Class)	MML Small Cap Equity Fund (Service Class)[4]
MML Small Cap Growth Equity Sub-Account (Initial Class)	MML Small Cap Growth Equity Fund (Initial Class)[4]
MML Small Cap Growth Equity Sub-Account (Service Class)	MML Small Cap Growth Equity Fund (ServiceClass)[4]
MML Small Company Value Sub-Account	MML Small Company Value Fund[4]
MML Small/Mid Cap Value Sub-Account (Initial Class)	MML Small/Mid Cap Value Fund (Initial Class)[4]
MML Small/Mid Cap Value Sub-Account (Service Class)	MML Small/Mid Cap Value Fund (Service Class)[4]
MML Strategic Emerging Markets Sub-Account	MML Strategic Emerging Markets Fund[4]
MML Sustainable Equity Sub-Account (Initial Class)	MML Sustainable Equity Fund (Initial Class)[4]
MML Sustainable Equity Sub-Account (Service Class)	MML Sustainable Equity Fund (Service Class)[4]
MML Total Return Bond Sub-Account	MML Total Return Bond Fund[4]
MML U.S. Government Money Market Sub-Account	MML U.S. Government Money Market Fund[4]
PIMCO CommodityRealReturn® Strategy Sub-Account	PIMCO CommodityRealReturn® Strategy Portfolio[5]
PIMCO Income Sub-Account	PIMCO Income Portfolio[5]
Vest US Large Cap 10% Buffer Strategies VI Sub-Account[12]	Vest US Large Cap 10% Buffer Strategies VI Fund[12,14,15]
VY® CBRE Global Real Estate Sub-Account	VY® CBRE Global Real Estate Fund[2]

In addition to the ninety-eight sub-accounts, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of MassMutual’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

[1] Fidelity Management & Research Company LLC is the investment adviser to this Portfolio.
[2] Voya Investments, LLC is the investment adviser to this Fund.
[3] Invesco Advisers, Inc. is the investment adviser to this Fund.
[4] MML Investment Advisers, LLC is the investment adviser to this Fund.
[5] Pacific Investment Management Company LLC is the investment adviser to this Portfolio.
[6] Delaware Investment Management, a series of Macquarie Investment Management Business Trust, is the investment adviser to this Portfolio.
[7] BlackRock Advisors, LLC is the investment adviser for this Fund.
[8] Capital Research and Management Company is the investment adviser for this Fund.
[9] Columbia Management Investment Advisers, LLC is the investment adviser for this Fund.
[10] Prior to April 30, 2024, known as Delaware Ivy VIP Asset Strategy Sub-Account.
[11] This Sub-Account/Fund became available to the Separate Account as an investment option on April 29, 2024.
[12] Prior to February 1, 2024, known as Cboe Vest US Large Cap 10% Buffer Strategies VI Sub-Account/Fund.
[13] Janus Henderson Investors US, LLC is the investment adviser to this Fund.
[14] Vest Financial LLC is the investment adviser to this Fund.
[15] This Sub-Account/Fund became available to the Separate Account as an investment option on May 1, 2023.
[16] After the close of business on April 26, 2024, Invesco V.I. Equity and Income Fund (Series I) acquired all the net assets of Invesco V.I. Conservative Balanced Fund (Series I) pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco Funds on September 20, 2023 and by the shareholders of the Invesco V.I. Conservative Balanced Fund (Series I) on January 18, 2024. Shares of Invesco V.I. Conservative Balanced Fund (Series I) were exchanged for the like class of shares of Invesco V.I. Equity and Income Fund (Series I), based on the relative net asset value of the two funds which resulted in Invesco V.I. Conservative Balanced Fund (Series I) receiving 0.89134224 shares of Invesco V.I. Equity and Income Fund (Series I) in exchange of 1 share of Invesco V.I. Conservative Balanced Fund (Series I). As a result of the underlying fund merger, the sub-account name changed from Invesco V.I. Conservative Balanced Fund (Series I) to Invesco V.I. Equity Fund and Income Fund (Series I).
F-66

Notes To Financial Statements (Continued)

17After the close of business on April 26, 2024, Invesco V.I. Equity and Income Fund (Series II) acquired all the net assets of Invesco V.I. Conservative Balanced Fund (Series II) pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco Funds on September 20, 2023 and by the shareholders of the Invesco V.I. Conservative Balanced Fund (Series II) on January 18, 2024. Shares of Invesco V.I. Conservative Balanced Fund (Series II) were exchanged for the like class of shares of Invesco V.I. Equity and Income Fund (Series II), based on the relative net asset value of the two funds which resulted in Invesco V.I. Conservative Balanced Fund (Series II) receiving 0.89134224 shares of Invesco V.I. Equity and Income Fund (Series II) in exchange of 1 share of Invesco V.I. Conservative Balanced Fund (Series II). As a result of the underlying fund merger, the sub-account name changed from Invesco V.I. Conservative Balanced Fund (Series II) to Invesco V.I. Equity Fund and Income Fund (Series II).

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Massachusetts Mutual Variable Annuity Separate Account 4 follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the underlying funds held by each sub-account are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying funds.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts, which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Loans

If the certificate is a tax-sheltered annuity (“TSA”), the contract owners may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the contract owners can take, and there is a required loan repayment schedule. When a loan is made, the Separate Account transfers the amount of the loan to MassMutual, thereby decreasing both the investments and net assets of the Separate Account by an equal amount. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

F-67

Notes To Financial Statements (Continued)

G.	Annuitant Mortality Fluctuation

The Separate Account contributes to an Annuitant Mortality Fluctuation Fund (AMFF) reserve maintained by MassMutual as required by regulatory authorities to provide for mortality losses incurred. The AMFF reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from MassMutual are then made quarterly to adjust the AMFF reserve which is held in the Separate Account. Net transfers from the MassMutual to the Separate Account totaled $999,557 and $948,840 for the years ended December 31, 2024 and 2023, respectively. The AMFF reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MassMutual. The AMFF reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

H.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB table, except for the MassMutual RetireEase SelectSM product which uses the Annuity 2000 table.

I.	Single Reportable Segment

The Separate Account derives revenues from variable annuity products. MassMutual has identified the Head of Brand, Product, and Affiliate Distribution and their Team as the chief operating decision maker (CODM) for overseeing the products and the performance of the underlying funds to evaluate the results of the business and make operational decisions. The Separate Account’s products constitute as a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2024. There have been no transfers between levels for the year ended December 31, 2024.

F-68

Notes To Financial Statements (Continued)

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

The contracts currently being offered are sold by both registered representatives of MML Investors Services, LLC (“MMLIS”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (“MSD”), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives and MSD serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

B.	Receivable from/Payable to MassMutual

Certain fees such as mortality and expense risk fees are charges paid between the general investment account (the “General Account”) and the Separate Account. The General Account is not registered as an investment company under the 1940 Act.

F-69

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments for each of the years in the two-year period ended December 41, 2024 were as follows:

		American Funds		American Funds	BlackRock	Columbia
		Insurance Series®	American Funds	Insurance Series®	60/40 Target	Variable	Fidelity®	Fidelity®
		Global Small	Insurance Series®	Washington	Allocation	Portfolio -	VIP	VIP
		Capitalization	New World	Mutual Investors	ETF V.I.	Contrarian Core	Contrafund®	Contrafund®
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
							(Initial Class)	(Service Class 2)
2024
	Cost of purchases	$431,656	$229,799	$1,315,605	$4,126,110	$613,862	$28,615,188	$50,174,576
	Proceeds from sales	(4,916)	(1,689)	(80,297)	(2,039,265)	(18,273)	(49,347,222)	(50,805,672)

					Fidelity®	Invesco	Invesco
		Fidelity®	Fidelity®	Fidelity®	VIP	Oppenheimer V.I.	Oppenheimer V.I.	Invesco V.I.
		VIP	VIP	VIP	Strategic	International	International	Capital
		Health Care	Overseas	Real Estate	Income	Growth	Growth	Appreciation
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
						(Series I)	(Series II)	(Series I)
2024 (Continued)
	Cost of purchases	$1,177,839	$400,041	$323,615	$566,954	$2,440,002	$2,760,694	$4,206,840
	Proceeds from sales	(253,935)	(5,449)	(46,098)	(151,859)	(3,782,946)	(3,785,062)	(39,517,550)

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
		Capital	Core Plus	Discovery	Discovery	Diversified	Diversified	Equity and
		Appreciation	Bond	Mid Cap Growth	Mid Cap Growth	Dividend	Dividend	Income
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Series II)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
2024 (Continued)
	Cost of purchases	$142,176	$60,633	$3,691,898	$3,281,296	$425,462	$588,238	$5,908,960
	Proceeds from sales	(2,820,393)	(97,173)	(21,259,586)	(4,730,245)	(585,244)	(3,530,201)	(6,325,511)

		Invesco V.I.			Invesco V.I.	Invesco V.I.
		Equity and	Invesco V.I.	Invesco V.I.	Global Strategic	Global Strategic	Invesco V.I.	Invesco V.I.
		Income	Global	Global	Income	Income	Health Care	Health Care
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
2024 (Continued)
	Cost of purchases	$14,296	$10,285,288	$6,206,917	$13,254,565	$5,357,725	$264,970	$292,413
	Proceeds from sales	(15,736)	(26,236,758)	(14,150,801)	(19,844,019)	(7,583,028)	(1,607,991)	(2,189,499)
F-70

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

Janus Henderson
						Invesco V.I.		Global
		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	U.S. Government	Janus Henderson	Technology and
		Main Street	Main Street	Technology	Technology	Money	Enterprise	Innovation
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Series I)	(Series II)	(Series I)	(Series II)
2024 (Continued)
	Cost of purchases	$3,445,343	$2,752,632	$581,028	$726,756	$1,117,938	$284,187	$2,112,810
	Proceeds from sales	(4,274,016)	(4,844,769)	(2,177,543)	(2,742,494)	(1,466,412)	(1,224)	(72,838)

			Macquarie				MML	MML
			VIP	Macquarie	MML	MML	American	American
		Janus Henderson	Asset	VIP	Aggressive	Aggressive	Funds	Funds
		Overseas	Strategy	Growth	Allocation	Allocation	Core Allocation	Growth
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
					(Initial Class)	(Service Class)
2024 (Continued)
	Cost of purchases	$51,065	$1,016,179	$235,062	$1,448,428	$4,883,649	$40,307,756	$50,665,795
	Proceeds from sales	(242)	(3,410,511)	(602)	(5,066,646)	(18,035,816)	(178,787,435)	(57,437,535)

		MML	MML			MML	MML	MML
		Balanced	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative
		Allocation	Allocation	Blend	Blend	Growth	Growth	Allocation
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
2024 (Continued)
	Cost of purchases	$4,273,025	$13,316,839	$2,319,678	$17,877,274	$4,431,185	$24,327,054	$1,720,519
	Proceeds from sales	(10,061,574)	(58,895,751)	(9,291,476)	(28,071,625)	(12,099,841)	(32,825,530)	(9,011,702)

		MML	MML					MML
		Conservative	Dynamic	MML	MML	MML	MML	Equity
		Allocation	Bond	Equity	Equity	Equity Income	Equity Income	Index
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)
2024 (Continued)
	Cost of purchases	$14,005,764	$3,039,164	$1,206,553	$5,704,438	$12,890,038	$9,308,816	$2,425,722
	Proceeds from sales	(52,198,952)	(1,626,913)	(4,345,682)	(23,089,415)	(21,168,846)	(15,109,011)	(7,916,184)
F-71

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		MML	MML	MML			MML	MML
		Equity	Equity	Focused	MML	MML	Fundamental	Fundamental
		Index	Rotation	Equity	Foreign	Foreign	Equity	Value
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Service Class I)			(Initial Class)	(Service Class)
2024 (Continued)
	Cost of purchases	$1,833,181	$317,129	$2,462,001	$10,773,621	$1,038,587	$5,227,558	$5,605,223
	Proceeds from sales	(12,204,945)	(460,213)	(4,995,101)	(16,565,885)	(1,673,232)	(4,290,725)	(4,533,135)

					MML	MML		MML
		MML	MML	MML	Growth	Growth	MML	Income
		Global	Global	Global	Allocation	Allocation	High Yield	& Growth
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Class I)	(Class II)	(Service Class I)	(Initial Class)	(Service Class)		(Initial Class)
2024 (Continued)
	Cost of purchases	$684,415	$304,108	$2,473,204	$6,212,602	$18,551,269	$6,232,412	$3,657,809
	Proceeds from sales	(727,719)	(804,904)	(3,371,879)	(38,280,922)	(104,233,895)	(6,539,943)	(3,302,880)

			MML	MML
		MML	Inflation-	Inflation-	MML	MML	MML	MML
		Income	Protected	Protected	International	iShares® 60/40	iShares® 80/20	Large Cap
		& Growth	and Income	and Income	Equity	Allocation	Allocation	Growth
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Service Class)	(Initial Class)	(Service Class)				(Initial Class)
2024 (Continued)
	Cost of purchases	$6,555,064	$14,845,371	$8,325,986	$1,407,350	$11,735,631	$23,116,790	$1,716,525
	Proceeds from sales	(5,035,067)	(18,554,555)	(7,731,134)	(1,376,988)	(711,960)	(1,813,356)	(2,943,685)

		MML	MML	MML	MML	MML
		Large Cap	Managed	Managed	Managed	Managed	MML	MML
		Growth	Bond	Bond	Volatility	Volatility	Mid Cap Growth	Mid Cap Growth
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
2024 (Continued)
	Cost of purchases	$10,594,685	$9,875,412	$28,494,410	$8,239,942	1,784,230	4,159,929	8,010,752
	Proceeds from sales	(6,716,006)	(14,798,236)	(39,107,456)	(14,728,013)	(4,239,470)	(10,384,719)	(18,576,624)
F-72

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

				MML	MML	MML	MML	MML
		MML	MML	Moderate	Moderate	Short-Duration	Small Cap	Small Cap
		Mid Cap Value	Mid Cap Value	Allocation	Allocation	Bond	Equity	Equity
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
2024 (Continued)
	Cost of purchases	$12,603,633	$5,451,962	$7,639,901	$29,884,705	$6,653,295	$1,945,400	$3,957,310
	Proceeds from sales	(21,979,569)	(8,810,985)	(26,593,996)	(242,615,419)	(9,406,471)	(3,920,845)	(5,594,243)

MML
		MML	MML	MML	MML	MML	Strategic	MML
		Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap	Emerging	Sustainable
		Growth Equity	Growth Equity	Company Value	Value	Value	Markets	Equity
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)		(Initial Class)	(Service Class)		(Initial Class)
2024 (Continued)
	Cost of purchases	$5,005,235	$1,198,941	$1,126,591	$9,321,794	$3,099,098	$1,401,843	$3,787,837
	Proceeds from sales	(14,662,331)	(4,032,621)	(5,437,235)	(17,302,461)	(5,743,079)	(2,655,257)	(11,950,781)

					PIMCO		Vest	VY®
		MML		MML U.S.	Commodity		US Large Cap	CBRE
		Sustainable	MML Total	Government	RealReturn®	PIMCO	10% Buffer	Global
		Equity	Return Bond	Money Market	Strategy	Income	Strategies V.I.	Real Estate
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
(Service Class)
2024 (Continued)
	Cost of purchases	$3,842,086	$9,303,304	$42,137,035	$851,437	$1,221,288	$4,602,779	$823,535
	Proceeds from sales	(9,569,089)	(4,754,089)	(49,090,317)	(2,034,436)	(166,514)	(319,064)	(2,100,753)
F-73

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		BlackRock	Cboe Vest	Delaware
		60/40 Target	US Large Cap	Ivy VIP	Fidelity®	Fidelity®	Fidelity®	Fidelity®
		Allocation	10% Buffer	Asset	VIP	VIP	VIP	VIP
		ETF V.I.	Strategies V.I.	Strategy	Contrafund®	Contrafund®	Health Care	Overseas
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
				(Class II)	(Initial Class)	(Service Class 2)
2023
	Cost of purchases	$1,408,248	$465,572	$512,195	$11,045,437	$19,845,188	$608,368	$145,843
	Proceeds from sales	(1,192,333)	(7,358)	(1,488,430)	(36,788,207)	(32,322,582)	(24,429)	(1,210)

			Fidelity®	Invesco	Invesco
		Fidelity®	VIP	Oppenheimer V.I.	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
		VIP	Strategic	International	International	Capital	Capital	Conservative
		Real Estate	Income	Growth	Growth	Appreciation	Appreciation	Balanced
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
				(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
2023 (Continued)
	Cost of purchases	$363,521	$517,514	$463,946	$1,328,341	$5,988,728	$745,568	$123,415
	Proceeds from sales	(16,641)	(33,236)	(3,427,319)	(3,471,443)	(27,590,740)	(1,888,281)	(611,536)

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
		Conservative	Core Plus	Discovery	Discovery	Diversified	Diversified	Invesco V.I.
		Balanced	Bond	Mid Cap Growth	Mid Cap Growth	Dividend	Dividend	Global
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Series II)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
2023 (Continued)
	Cost of purchases	$227	$36,176	$5,956,629	$2,064,650	$783,671	$1,187,934	$14,872,907
	Proceeds from sales	(35,678)	(155,889)	(11,695,206)	(3,123,755)	(896,666)	(1,974,283)	(26,205,538)

			Invesco V.I.	Invesco V.I.
		Invesco V.I.	Global Strategic	Global Strategic	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
		Global	Income	Income	Health Care	Health Care	Main Street	Main Street
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
2023 (Continued)
	Cost of purchases	$9,661,292	$4,382,891	$1,756,553	$322,993	$182,116	$2,372,466	$2,154,255
	Proceeds from sales	(10,757,487)	(19,582,716)	(6,341,266)	(1,273,222)	(1,570,948)	(3,527,250)	(3,427,627)
F-74

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

					Janus Henderson			MML
				Invesco V.I.	Global	MML	MML	American
		Invesco V.I.	Invesco V.I.	U.S. Government	Technology and	Aggressive	Aggressive	Funds
		Technology	Technology	Money	Innovation	Allocation	Allocation	Core Allocation
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Series I)	(Series II)			(Initial Class)	(Service Class)
2023 (Continued)
	Cost of purchases	$1,032,349	$677,423	$1,861,345	$321,303	$4,513,061	$12,555,132	$108,562,080
	Proceeds from sales	(1,105,256)	(1,650,668)	(2,571,561)	(34,810)	(4,848,262)	(11,936,760)	(132,364,921)

MML
		American	MML	MML			MML	MML
		Funds	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip
		Growth	Allocation	Allocation	Blend	Blend	Growth	Growth
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
2023 (Continued)
	Cost of purchases	$53,998,707	$7,285,252	$35,887,918	$1,634,929	$9,656,752	$1,281,389	$7,334,611
	Proceeds from sales	(38,782,479)	(11,817,024)	(51,833,026)	(9,495,746)	(20,572,217)	(9,022,334)	(23,125,220)

		MML	MML	MML
		Conservative	Conservative	Dynamic	MML	MML	MML	MML
		Allocation	Allocation	Bond	Equity	Equity	Equity Income	Equity Income
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
2023 (Continued)
	Cost of purchases	$7,884,760	$30,132,742	$2,170,509	$2,739,711	$10,705,707	$16,922,914	$11,083,453
	Proceeds from sales	(10,339,019)	(50,884,223)	(2,013,929)	(3,432,228)	(17,681,104)	(21,584,808)	(16,935,976)

		MML	MML	MML	MML			MML
		Equity	Equity	Equity	Focused	MML	MML	Fundamental
		Index	Index	Rotation	Equity	Foreign	Foreign	Equity
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Class I)	(Service Class I)			(Initial Class)	(Service Class)
2023 (Continued)
	Cost of purchases	$5,109,783	$3,747,374	$299,613	$4,869,194	$4,532,896	$1,083,293	$2,634,588
	Proceeds from sales	(4,900,033)	(9,441,003)	(798,981)	(4,325,992)	(22,760,528)	(1,890,264)	(3,927,387)
F-75

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		MML				MML	MML
		Fundamental	MML	MML	MML	Growth	Growth	MML
		Value	Global	Global	Global	Allocation	Allocation	High Yield
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
			(Class I)	(Class II)	(Service Class I)	(Initial Class)	(Service Class)
2023 (Continued)
	Cost of purchases	$4,290,671	$748,663	$441,664	$3,338,227	$47,341,099	$101,334,041	$6,782,921
	Proceeds from sales	(4,598,924)	(472,388)	(560,061)	(2,781,610)	(41,518,153)	(75,509,560)	(6,892,787)

				MML	MML
		MML	MML	Inflation-	Inflation-	MML	MML	MML
		Income	Income	Protected	Protected	International	iShares® 60/40	iShares® 80/20
		& Growth	& Growth	and Income	and Income	Equity	Allocation	Allocation
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
2023 (Continued)
	Cost of purchases	$3,784,211	$6,536,306	$13,308,684	$4,717,110	$1,769,768	$6,658,858	$17,747,705
	Proceeds from sales	(3,374,419)	(4,955,845)	(16,573,698)	(7,924,161)	(1,216,375)	(262,603)	(2,736,453)

		MML	MML	MML	MML	MML	MML
		Large Cap	Large Cap	Managed	Managed	Managed	Managed	MML
		Growth	Growth	Bond	Bond	Volatility	Volatility	Mid Cap Growth
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
2023 (Continued)
	Cost of purchases	$2,257,133	$6,292,436	$8,067,912	$16,778,620	$14,095,459	$3,856,363	$790,566
	Proceeds from sales	(2,963,835)	(2,937,703)	(13,070,622)	(37,864,477)	(11,909,607)	(4,577,203)	(8,675,724)

					MML	MML	MML	MML
		MML	MML	MML	Moderate	Moderate	Short-Duration	Small Cap
		Mid Cap Growth	Mid Cap Value	Mid Cap Value	Allocation	Allocation	Bond	Equity
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
2023 (Continued)
	Cost of purchases	$3,521,879	$24,672,465	$11,909,398	$24,122,948	$140,656,460	$6,252,387	$606,888
	Proceeds from sales	(13,813,944)	(19,528,048)	(9,947,322)	(25,634,865)	(227,355,739)	(6,174,004)	(3,065,607)
F-76

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

MML
		MML	MML	MML	MML	MML	MML	Strategic
		Small Cap	Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap	Emerging
		Equity	Growth Equity	Growth Equity	Company Value	Value	Value	Markets
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
2023 (Continued)
	Cost of purchases	$2,299,808	$5,399,898	$953,581	$1,445,599	$12,826,743	$4,420,416	$996,804
	Proceeds from sales	(4,317,999)	(11,052,205)	(3,624,049)	(4,056,341)	(12,607,938)	(3,693,240)	(1,857,338)

						PIMCO		VY®
		MML	MML		MML U.S.	Commodity		CBRE
		Sustainable	Sustainable	MML Total	Government	RealReturn®	PIMCO	Global
		Equity	Equity	Return Bond	Money Market	Strategy	Income	Real Estate
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)
2023 (Continued)
	Cost of purchases	$18,695,587	$16,391,572	$5,119,535	$41,619,200	$1,861,740	$1,265,650	$809,966
	Proceeds from sales	(8,541,008)	(8,040,734)	(5,838,837)	(56,212,686)	(2,171,415)	(32,871)	(1,566,092)
F-77

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

	The changes in outstanding units for the two years ended December 31, 2024 were as follows:

		American Funds		American Funds	BlackRock	Columbia
		Insurance Series®	American Funds	Insurance Series®	60/40 Target	Variable	Fidelity®	Fidelity®
		Global Small	Insurance Series®	Washington	Allocation	Portfolio -	VIP	VIP
		Capitalization	New World	Mutual Investors	ETF V.I.	Contrarian Core	Contrafund®	Contrafund®
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024						(Initial Class)	(Service Class 2)
	Units purchased	41,812	21,705	111,231	145,441	53,036	18,652	840,578
	Units withdrawn	(235)	(209)	(204)	(113,519)	(152)	(427,106)	(1,079,461)
	Units transferred between Sub-Accounts
	and (to) from the General Account	110	283	23	1,919	(195)	(210,294)	(118,048)
	Net increase (decrease)	41,687	21,779	111,050	33,841	52,689	(618,748)	(356,931)

					Fidelity®	Invesco	Invesco
		Fidelity®	Fidelity®	Fidelity®	VIP	Oppenheimer V.I.	Oppenheimer V.I.	Invesco V.I.
		VIP	VIP	VIP	Strategic	International	International	Capital
		Health Care	Overseas	Real Estate	Income	Growth	Growth	Appreciation
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)					(Series I)	(Series II)	(Series I)
	Units purchased	88,158	31,652	27,042	32,603	5,805	73,522	11,160
	Units withdrawn	(2,139)	(315)	(517)	(1,001)	(104,828)	(158,600)	(405,115)
	Units transferred between Sub-Accounts
	and (to) from the General Account	(1,843)	1,254	550	6,810	13,846	17,023	(297,698)
	Net increase (decrease)	84,176	32,591	27,075	38,412	(85,177)	(68,055)	(691,653)

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
		Capital	Core Plus	Discovery	Discovery	Diversified	Diversified	Equity and
		Appreciation	Bond	Mid Cap Growth	Mid Cap Growth	Dividend	Dividend	Income
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)	(Series II)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
	Units purchased	1,286	835	14,229	166,275	4,498	3,167	661
	Units withdrawn	(45,124)	(5,470)	(296,094)	(147,861)	(26,905)	(190,132)	(38,799)
	Units transferred between Sub-Accounts
	and (to) from the General Account	(10,152)	-	(101,415)	12,725	516	(18,445)	(1,893)
	Net increase (decrease)	(53,990)	(4,635)	(383,280)	31,139	(21,891)	(205,410)	(40,031)

		Invesco V.I.			Invesco V.I.	Invesco V.I.
		Equity and	Invesco V.I.	Invesco V.I.	Global Strategic	Global Strategic	Invesco V.I.	Invesco V.I.
		Income	Global	Global	Income	Income	Health Care	Health Care
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
	Units purchased	-	17,122	111,286	37,686	168,677	3,258	952
	Units withdrawn	(130)	(394,398)	(388,397)	(1,051,811)	(508,990)	(35,331)	(53,849)
	Units transferred between Sub-Accounts
	and (to) from the General Account	-	(88,753)	(22,709)	527,335	140,884	1,155	4,971
	Net increase (decrease)	(130)	(466,029)	(299,820)	(486,790)	(199,429)	(30,918)	(47,926)
F-78

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)
								Janus Henderson
						Invesco V.I.		Global
		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	U.S. Government	Janus Henderson	Technology and
		Main Street	Main Street	Technology	Technology	Money	Enterprise	Innovation
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)	(Series I)	(Series II)	(Series I)	(Series II)
	Units purchased	4,487	23,991	6,704	1,394	12,671	25,381	128,835
	Units withdrawn	(85,330)	(161,965)	(42,153)	(35,233)	(127,080)	(91)	(2,948)
	Units transferred between Sub-Accounts
	and (to) from the General Account	(3,175)	(425)	(17,087)	(9,039)	62,480	621	16,278
	Net increase (decrease)	(84,018)	(138,399)	(52,536)	(42,878)	(51,929)	25,911	142,165

			Macquarie				MML	MML
			VIP	Macquarie	MML	MML	American	American
		Janus Henderson	Asset	VIP	Aggressive	Aggressive	Funds	Funds
		Overseas	Strategy	Growth	Allocation	Allocation	Core Allocation	Growth
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)				(Initial Class)	(Service Class)
	Units purchased	5,209	32,226	18,375	16,323	173,741	1,094,953	2,060,767
	Units withdrawn	(17)	(195,015)	(32)	(135,847)	(691,094)	(7,784,269)	(1,024,944)
	Units transferred between Sub-Accounts
	and (to) from the General Account	7	(1,024)	2,243	(25,615)	(37,186)	(48,020)	(304,582)
	Net increase (decrease)	5,199	(163,813)	20,586	(145,139)	(554,539)	(6,737,336)	731,241

		MML	MML			MML	MML	MML
		Balanced	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative
		Allocation	Allocation	Blend	Blend	Growth	Growth	Allocation
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
	Units purchased	6,926	587,390	7,950	681,538	4,354	594,606	4,380
	Units withdrawn	(346,665)	(3,212,139)	(232,053)	(1,189,358)	(123,572)	(782,484)	(424,590)
	Units transferred between Sub-Accounts
	and (to) from the General Account	9,522	(44,262)	(501)	158,459	(33,686)	(63,414)	(12,288)
	Net increase (decrease)	(330,217)	(2,669,011)	(224,604)	(349,361)	(152,904)	(251,292)	(432,498)

		MML	MML					MML
		Conservative	Dynamic	MML	MML	MML	MML	Equity
		Allocation	Bond	Equity	Equity	Equity Income	Equity Income	Index
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)
	Units purchased	207,714	226,253	3,958	148,753	16,214	130,383	8,179
	Units withdrawn	(3,049,818)	(145,007)	(101,899)	(766,056)	(477,139)	(482,837)	(124,361)
	Units transferred between Sub-Accounts
	and (to) from the General Account	264,488	26,142	(3,419)	3,800	12,437	19,177	(25,004)
	Net increase (decrease)	(2,577,616)	107,388	(101,360)	(613,503)	(448,488)	(333,277)	(141,186)
F-79

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		MML	MML	MML			MML	MML
		Equity	Equity	Focused	MML	MML	Fundamental	Fundamental
		Index	Rotation	Equity	Foreign	Foreign	Equity	Value
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)	(Service Class I)			(Initial Class)	(Service Class)
	Units purchased	1,915	5,102	64,231	27,076	24,237	144,300	156,632
	Units withdrawn	(195,562)	(15,321)	(159,086)	(733,307)	(94,690)	(124,039)	(171,075)
	Units transferred between Sub-Accounts
	and (to) from the General Account	(23,090)	10	(1,598)	325,349	34,342	7,031	38,463
	Net increase (decrease)	(216,737)	(10,209)	(96,453)	(380,882)	(36,111)	27,292	24,020

					MML	MML		MML
		MML	MML	MML	Growth	Growth	MML	Income
		Global	Global	Global	Allocation	Allocation	High Yield	& Growth
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)	(Class I)	(Class II)	(Service Class I)	(Initial Class)	(Service Class)		(Initial Class)
	Units purchased	1,106	2,846	54,003	32,264	737,754	226,883	6,872
	Units withdrawn	(19,502)	(38,276)	(134,969)	(1,367,072)	(4,160,709)	(354,307)	(77,421)
	Units transferred between Sub-Accounts
	and (to) from the General Account	7,868	912	9,180	(13,008)	(217,387)	23,314	(3,507)
	Net increase (decrease)	(10,528)	(34,518)	(71,786)	(1,347,816)	(3,640,342)	(104,110)	(74,056)

			MML	MML
		MML	Inflation-	Inflation-	MML	MML	MML	MML
		Income	Protected	Protected	International	iShares® 60/40	iShares® 80/20	Large Cap
		& Growth	and Income	and Income	Equity	Allocation	Allocation	Growth
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)	(Service Class)	(Initial Class)	(Service Class)				(Initial Class)
	Units purchased	90,622	32,871	458,834	81,239	1,009,693	1,925,895	2,932
	Units withdrawn	(186,816)	(1,155,776)	(541,060)	(84,735)	(33,119)	(89,739)	(44,169)
	Units transferred between Sub-Accounts
	and (to) from the General Account	6,091	681,273	143,221	13,442	22,067	3,253	(4,771)
	Net increase (decrease)	(90,103)	(441,632)	60,995	9,946	998,641	1,839,409	(46,008)

		MML	MML	MML	MML	MML
		Large Cap	Managed	Managed	Managed	Managed	MML	MML
		Growth	Bond	Bond	Volatility	Volatility	Mid Cap Growth	Mid Cap Growth
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
	Units purchased	313,922	31,835	1,053,074	16,678	52,427	7,173	124,691
	Units withdrawn	(173,190)	(846,830)	(2,750,154)	(531,085)	(200,806)	(137,958)	(510,517)
	Units transferred between Sub-Accounts
	and (to) from the General Account	17,194	350,333	784,860	142,122	(1,258)	(9,717)	(8,749)
	Net increase (decrease)	157,926	(464,662)	(912,220)	(372,285)	(149,637)	(140,502)	(394,575)
F-80

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

				MML	MML	MML	MML	MML
		MML	MML	Moderate	Moderate	Short-Duration	Small Cap	Small Cap
		Mid Cap Value	Mid Cap Value	Allocation	Allocation	Bond	Equity	Equity
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
	Units purchased	13,217	114,258	59,566	690,382	397,511	2,690	145,115
	Units withdrawn	(342,381)	(282,278)	(1,023,201)	(11,527,092)	(802,884)	(66,339)	(184,072)
	Units transferred between Sub-Accounts
	and (to) from the General Account	51,398	17,691	27,700	(278,361)	85,805	638	2,291
	Net increase (decrease)	(277,766)	(150,329)	(935,935)	(11,115,071)	(319,568)	(63,011)	(36,666)

							MML
		MML	MML	MML	MML	MML	Strategic	MML
		Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap	Emerging	Sustainable
		Growth Equity	Growth Equity	Company Value	Value	Value	Markets	Equity
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)		(Initial Class)
	Units purchased	85,111	45,824	44,477	11,062	81,082	78,866	7,916
	Units withdrawn	(203,903)	(135,296)	(193,045)	(312,418)	(197,907)	(201,458)	(197,499)
	Units transferred between Sub-Accounts
	and (to) from the General Account	2,217	855	(207)	(20,318)	(3,103)	31,793	(33,744)
	Net increase (decrease)	(116,575)	(88,617)	(148,775)	(321,674)	(119,928)	(90,799)	(223,327)

					PIMCO		Vest	VY®
		MML		MML U.S.	Commodity		US Large Cap	CBRE
		Sustainable	MML Total	Government	RealReturn®	PIMCO	10% Buffer	Global
		Equity	Return Bond	Money Market	Strategy	Income	Strategies V.I.	Real Estate
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2024 (Continued)	(Service Class)
	Units purchased	34,727	701,932	1,669,660	15,614	77,638	353,124	5,304
	Units withdrawn	(310,652)	(420,093)	(4,650,417)	(186,105)	(3,680)	(7,159)	(96,261)
	Units transferred between Sub-Accounts
	and (to) from the General Account	(8,701)	125,760	1,830,656	(2,994)	17,775	(6,087)	8,759
	Net increase (decrease)	(284,626)	407,599	(1,150,101)	(173,485)	91,733	339,878	(82,198)
F-81

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		BlackRock	Cboe Vest	Delaware
		60/40 Target	US Large Cap	Ivy VIP	Fidelity®	Fidelity®	Fidelity®	Fidelity®
		Allocation	10% Buffer	Asset	VIP	VIP	VIP	VIP
		ETF V.I.	Strategies V.I.	Strategy	Contrafund®	Contrafund®	Health Care	Overseas
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023			(Class II)	(Initial Class)	(Service Class 2)
	Units purchased	75,966	44,509	20,515	35,377	647,341	46,113	14,630
	Units withdrawn	(70,450)	(261)	(87,372)	(473,574)	(963,721)	(802)	(23)
	Units transferred between Sub-Accounts
	and (to) from the General Account	(768)	(200)	(6,183)	(168,906)	119,851	12,855	13
	Net increase (decrease)	4,748	44,048	(73,040)	(607,103)	(196,529)	58,166	14,620

			Fidelity®	Invesco	Invesco
		Fidelity®	VIP	Oppenheimer V.I.	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
		VIP	Strategic	International	International	Capital	Capital	Conservative
		Real Estate	Income	Growth	Growth	Appreciation	Appreciation	Balanced
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023 (Continued)			(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
	Units purchased	37,360	48,029	7,058	69,627	16,223	1,349	1,284
	Units withdrawn	(195)	(487)	(83,881)	(178,269)	(418,829)	(47,740)	(28,735)
	Units transferred between Sub-Accounts
	and (to) from the General Account	3,293	1,722	(27,831)	18,080	(135,544)	18,869	(2,289)
	Net increase (decrease)	40,458	49,264	(104,654)	(90,562)	(538,150)	(27,522)	(29,740)

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
		Conservative	Core Plus	Discovery	Discovery	Diversified	Diversified	Invesco V.I.
		Balanced	Bond	Mid Cap Growth	Mid Cap Growth	Dividend	Dividend	Global
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023 (Continued)	(Series II)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
	Units purchased	-	1	16,962	118,931	7,131	3,453	22,224
	Units withdrawn	(2,173)	(9,860)	(270,262)	(118,587)	(45,451)	(106,477)	(412,832)
	Units transferred between Sub-Accounts
	and (to) from the General Account	-	(47)	125,494	4,249	3,077	(14,949)	(252,398)
	Net increase (decrease)	(2,173)	(9,906)	(127,806)	4,593	(35,243)	(117,973)	(643,006)

			Invesco V.I.	Invesco V.I.
		Invesco V.I.	Global Strategic	Global Strategic	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
		Global	Income	Income	Health Care	Health Care	Main Street	Main Street
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023 (Continued)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
	Units purchased	145,976	41,222	87,699	3,542	1,941	3,148	30,050
	Units withdrawn	(388,183)	(926,606)	(397,794)	(29,588)	(35,973)	(73,235)	(136,000)
	Units transferred between Sub-Accounts
	and (to) from the General Account	(598)	1,338	7,914	2,536	(5,515)	(13,987)	(3,027)
	Net increase (decrease)	(242,805)	(884,046)	(302,181)	(23,510)	(39,547)	(84,074)	(108,977)
F-82

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

					Janus Henderson			MML
				Invesco V.I.	Global	MML	MML	American
		Invesco V.I.	Invesco V.I.	U.S. Government	Technology and	Aggressive	Aggressive	Funds
		Technology	Technology	Money	Innovation	Allocation	Allocation	Core Allocation
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023 (Continued)	(Series I)	(Series II)			(Initial Class)	(Service Class)
	Units purchased	9,525	1,990	7,637	25,201	20,498	158,859	354,195
	Units withdrawn	(39,183)	(30,968)	(192,455)	(271)	(179,907)	(546,308)	(6,485,414)
	Units transferred between Sub-Accounts
	and (to) from the General Account	16,011	6,373	93,126	3,817	(4,793)	4,169	50,070
	Net increase (decrease)	(13,647)	(22,605)	(91,692)	28,747	(164,202)	(383,280)	(6,081,149)
		MML
		American	MML	MML			MML	MML
		Funds	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip
		Growth	Allocation	Allocation	Blend	Blend	Growth	Growth
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023 (Continued)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
	Units purchased	1,056,639	16,296	534,552	9,217	488,355	6,622	368,782
	Units withdrawn	(925,146)	(556,796)	(2,907,212)	(272,188)	(1,029,778)	(117,042)	(766,078)
	Units transferred between Sub-Accounts
	and (to) from the General Account	59,638	(21,375)	(167,964)	(8,593)	2,686	(24,777)	21,980
	Net increase (decrease)	191,131	(561,875)	(2,540,624)	(271,564)	(538,737)	(135,197)	(375,316)

		MML	MML	MML
		Conservative	Conservative	Dynamic	MML	MML	MML	MML
		Allocation	Allocation	Bond	Equity	Equity	Equity Income	Equity Income
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023 (Continued)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
	Units purchased	7,019	309,248	170,594	5,686	102,634	19,757	145,659
	Units withdrawn	(488,076)	(2,865,731)	(180,690)	(80,960)	(568,999)	(491,709)	(591,498)
	Units transferred between Sub-Accounts
	and (to) from the General Account	71,714	(156,342)	(6,127)	(12,383)	(77,407)	18,576	(17,147)
	Net increase (decrease)	(409,343)	(2,712,825)	(16,223)	(87,657)	(543,772)	(453,376)	(462,986)

		MML	MML	MML	MML			MML
		Equity	Equity	Equity	Focused	MML	MML	Fundamental
		Index	Index	Rotation	Equity	Foreign	Foreign	Equity
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023 (Continued)	(Class I)	(Service Class I)			(Initial Class)	(Service Class)
	Units purchased	9,042	2,941	14,878	113,199	25,794	18,788	97,598
	Units withdrawn	(105,034)	(200,779)	(35,219)	(143,704)	(702,709)	(87,309)	(129,645)
	Units transferred between Sub-Accounts
	and (to) from the General Account	33,339	(6,614)	3,823	9,959	(472,592)	10,881	30,614
	Net increase (decrease)	(62,653)	(204,452)	(16,518)	(20,546)	(1,149,507)	(57,640)	(1,433)
F-83

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		MML				MML	MML
		Fundamental	MML	MML	MML	Growth	Growth	MML
		Value	Global	Global	Global	Allocation	Allocation	High Yield
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023 (Continued)		(Class I)	(Class II)	(Service Class I)	(Initial Class)	(Service Class)
	Units purchased	146,714	1,330	3,713	88,873	112,187	722,388	302,182
	Units withdrawn	(210,919)	(14,756)	(23,468)	(95,174)	(1,609,402)	(3,361,658)	(418,133)
	Units transferred between Sub-Accounts
	and (to) from the General Account	11,110	13,997	(143)	(463)	(128,703)	(47,120)	9,054
	Net increase (decrease)	(53,095)	571	(19,898)	(6,764)	(1,625,918)	(2,686,390)	(106,897)

				MML	MML
		MML	MML	Inflation-	Inflation-	MML	MML	MML
		Income	Income	Protected	Protected	International	iShares® 60/40	iShares® 80/20
		& Growth	& Growth	and Income	and Income	Equity	Allocation	Allocation
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
	Units purchased	5,936	122,429	36,913	224,327	92,200	676,164	1,613,468
	Units withdrawn	(87,930)	(198,813)	(961,935)	(551,259)	(73,434)	(18,734)	(52,155)
	Units transferred between Sub-Accounts
	and (to) from the General Account	8,354	5,204	482,863	(10,199)	40,411	10,724	7,650
	Net increase (decrease)	(73,640)	(71,180)	(442,159)	(337,131)	59,177	668,154	1,568,963

		MML	MML	MML	MML	MML	MML
		Large Cap	Large Cap	Managed	Managed	Managed	Managed	MML
		Growth	Growth	Bond	Bond	Volatility	Volatility	Mid Cap Growth
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
	Units purchased	3,418	230,678	37,445	671,056	18,242	25,609	10,092
	Units withdrawn	(54,796)	(97,369)	(751,475)	(2,809,634)	(483,656)	(252,460)	(127,368)
	Units transferred between Sub-Accounts
	and (to) from the General Account	13,848	8,771	255,063	287,528	(19,780)	(16,229)	(12,082)
	Net increase (decrease)	(37,530)	142,080	(458,967)	(1,851,050)	(485,194)	(243,080)	(129,358)

					MML	MML	MML	MML
		MML	MML	MML	Moderate	Moderate	Short-Duration	Small Cap
		Mid Cap Growth	Mid Cap Value	Mid Cap Value	Allocation	Allocation	Bond	Equity
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023 (Continued)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
	Units purchased	224,962	12,623	172,305	42,339	829,091	457,051	3,438
	Units withdrawn	(472,611)	(310,361)	(356,864)	(1,124,713)	(12,210,700)	(536,580)	(56,978)
	Units transferred between Sub-Accounts
	and (to) from the General Account	(1,369)	39,091	(7,239)	9,732	(84,764)	35,697	(5,787)
	Net increase (decrease)	(249,018)	(258,647)	(191,798)	(1,072,642)	(11,466,373)	(43,832)	(59,327)
F-84

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

								MML
		MML	MML	MML	MML	MML	MML	Strategic
		Small Cap	Small Cap	Small Cap	Small	Small/Mid Cap	Small/Mid Cap	Emerging
		Equity	Growth Equity	Growth Equity	Company Value	Value	Value	Markets
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023 (Continued)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
	Units purchased	117,688	127,110	44,529	53,541	12,019	69,380	74,073
	Units withdrawn	(148,737)	(196,577)	(127,905)	(161,659)	(296,976)	(156,463)	(145,846)
	Units transferred between Sub-Accounts
	and (to) from the General Account	(17,180)	62,034	368	321	25,019	13,652	9,728
	Net increase (decrease)	(48,229)	(7,433)	(83,008)	(107,797)	(259,938)	(73,431)	(62,045)

						PIMCO		VY®
		MML	MML		MML U.S.	Commodity		CBRE
		Sustainable	Sustainable	MML Total	Government	RealReturn®	PIMCO	Global
		Equity	Equity	Return Bond	Money Market	Strategy	Income	Real Estate
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	2023 (Continued)	(Initial Class)	(Service Class)
	Units purchased	8,021	75,324	365,993	1,789,357	18,945	118,671	7,316
	Units withdrawn	(155,778)	(312,859)	(505,255)	(5,068,783)	(147,190)	(1,002)	(70,669)
	Units transferred between Sub-Accounts
	and (to) from the General Account	(33,492)	(11,558)	49,594	1,218,644	(73,682)	5,193	6,190
	Net increase (decrease)	(181,249)	(249,093)	(89,668)	(2,060,782)	(201,927)	122,862	(57,163)
F-85

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

	A.					A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the years in the five-year period ended December 31, 2024 follows:

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
American Funds Insurance Series® Global Small Capitalization Sub-Account
	2024	41,687	$-	-	$10.15	$423,212	0.12%	-%	-	1.30%	-%	-	1.52%
American Funds Insurance Series® New World Sub-Account
	2024	21,779	-	-	10.07	219,283	1.88	-	-	1.30	-	-	0.69
American Funds Insurance Series® Washington Mutual Investors Sub-Account
	2024	111,050	-	-	11.08	1,230,490	2.36	-	-	1.30	-	-	10.81
BlackRock 60/40 Target Allocation ETF V.I. Sub-Account
	2024	1,234,920	16.07	to	17.30	21,345,556	2.23	1.00	to	1.80	9.36	to	10.25
	2023	1,201,079	14.69	to	15.69	18,823,486	1.91	1.00	to	1.80	13.26	to	14.17
	2022	1,196,331	12.97	to	13.40	16,425,190	1.90	1.00	to	1.80	(16.55)	to	(16.17)
	2021	1,135,192	15.55	to	16.33	18,530,683	2.15	1.00	to	1.80	9.71	to	10.59
	2020	603,542	14.17	to	14.77	8,908,234	1.89	1.00	to	1.80	12.31	to	13.21
Columbia Variable Portfolio - Contrarian Core Sub-Account
	2024	52,689	-	-	11.25	592,553	-	-	-	1.30	-	-	12.48
Fidelity® VIP Contrafund® Sub-Account (Initial Class)
	2024	2,651,079	53.73	to	88.28	201,616,744	0.18	0.95	to	2.60	30.34	to	32.52
	2023	3,269,827	41.22	to	66.62	187,411,670	0.46	0.95	to	2.60	30.04	to	32.19
	2022	3,876,930	31.70	to	50.39	168,304,213	0.49	0.95	to	2.60	(28.20)	to	(27.01)
	2021	4,187,353	44.15	to	69.04	250,765,962	0.06	0.95	to	2.60	24.56	to	26.63
	2020	4,994,284	35.45	to	54.52	237,247,151	0.24	0.95	to	2.60	27.22	to	29.33
Fidelity® VIP Contrafund® Sub-Account (Service Class 2)
	2024	7,824,611	31.61	to	48.34	272,573,240	0.03	1.00	to	3.10	29.36	to	32.11
	2023	8,181,542	23.92	to	37.37	231,386,664	0.26	1.00	to	3.10	29.07	to	31.80
	2022	8,378,070	18.15	to	28.95	191,667,565	0.26	1.00	to	3.10	(28.73)	to	(27.22)
	2021	8,481,331	24.94	to	40.62	279,055,343	0.03	1.00	to	3.10	23.62	to	26.24
	2020	8,326,913	19.76	to	32.86	229,257,699	0.08	1.00	to	3.10	26.26	to	28.94
Fidelity® VIP Health Care Sub-Account[5]
	2024	186,062	-	-	10.87	2,021,591	-	-	-	1.30	-	-	3.50
	2023	101,885	-	-	10.50	1,069,597	-	1.00	to	3.10	-	-	2.67
	2022	43,720	-	-	10.22	447,027	-	1.00	to	3.10	-	-	-
Fidelity® VIP Overseas Sub-Account[7]
	2024	47,211	-	-	10.90	514,423	2.47	-	-	1.30	-	-	3.45
	2023	14,620	-	-	10.53	153,996	1.48	1.00	to	3.10	-	-	-
Fidelity® VIP Real Estate Sub-Account[5]
	2024	86,017	-	-	9.45	813,232	4.78	-	-	1.30	-	-	4.87
	2023	58,941	-	-	9.02	531,372	3.41	1.00	to	3.10	-	-	9.46
	2022	18,483	-	-	8.24	152,225	1.70	1.00	to	3.10	-	-	-
Fidelity® VIP Strategic Income Sub-Account[5]
	2024	109,832	-	-	10.21	1,121,911	4.36	-	-	1.30	-	-	4.41
	2023	71,420	-	-	9.78	698,753	7.82	0.95	to	3.10	-	-	7.77
	2022	22,156	-	-	9.08	201,143	6.33	0.95	to	3.10	-	-	-
F-86

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco Oppenheimer V.I. International Growth Sub-Account (Series I)
	2024	655,815	$20.35	to	$31.55	$18,240,712	0.63%	0.95%	to	2.60%	(4.21)%	to	(2.61)%
	2023	740,991	21.25	to	32.39	21,214,036	0.58	0.95	to	2.60	17.97	to	19.92
	2022	845,645	18.01	to	27.01	20,298,479	-	0.95	to	2.60	(29.00)	to	(27.82)
	2021	857,957	25.37	to	37.42	28,738,025	-	0.95	to	2.60	7.39	to	9.18
	2020	1,029,713	23.62	to	34.27	32,043,570	0.93	0.95	to	2.60	18.38	to	20.35
Invesco Oppenheimer V.I. International Growth Sub-Account (Series II)
	2024	1,004,408	13.06	to	18.34	17,853,447	0.34	1.00	to	3.10	(4.83)	to	(2.80)
	2023	1,072,463	13.43	to	19.27	20,333,526	0.30	1.00	to	3.10	16.97	to	19.44
	2022	1,163,026	11.24	to	16.48	18,848,749	-	1.00	to	3.10	(29.39)	to	(27.89)
	2021	1,142,992	15.59	to	23.33	26,049,458	-	1.00	to	3.10	6.76	to	9.02
	2020	1,189,787	14.30	to	21.85	25,837,159	0.62	1.00	to	3.10	17.35	to	19.84
Invesco V.I. Capital Appreciation Sub-Account (Series I)
	2024	2,156,138	39.24	to	59.64	116,612,496	-	0.95	to	2.60	30.70	to	32.89
	2023	2,847,791	30.03	to	44.88	116,367,287	-	0.95	to	2.60	31.92	to	34.10
	2022	3,385,941	22.76	to	33.47	103,556,439	-	0.95	to	2.60	(32.56)	to	(31.44)
	2021	3,595,992	33.75	to	48.81	161,466,451	-	0.95	to	2.60	19.42	to	21.41
	2020	4,332,520	28.26	to	40.20	160,848,549	-	0.95	to	2.60	33.08	to	35.30
Invesco V.I. Capital Appreciation Sub-Account (Series II)
	2024	169,396	35.30	to	55.37	8,635,190	-	1.15	to	3.10	29.72	to	32.29
	2023	223,386	27.21	to	41.86	8,701,153	-	1.15	to	3.10	30.92	to	33.49
	2022	250,907	20.79	to	31.36	7,405,869	-	1.15	to	3.10	(33.07)	to	(31.75)
	2021	311,599	31.06	to	45.94	13,493,003	-	1.15	to	3.10	18.55	to	20.88
	2020	366,591	26.20	to	38.01	13,216,783	-	1.15	to	3.10	32.08	to	34.68
Invesco V.I. Core Plus Bond Sub-Account[10]
	2024	89,438	-	-	14.52	1,298,892	3.69	-	-	1.40	-	-	1.62
	2023	94,073	-	-	14.29	1,344,454	2.60	-	-	1.40	-	-	4.67
	2022	103,980	-	-	13.65	1,419,773	1.93	-	-	1.40	-	-	(15.22)
	2021	110,047	-	-	16.11	1,772,416	2.05	-	-	1.40	-	-	(3.02)
	2020	120,583	-	-	16.61	2,002,482	3.09	-	-	1.40	-	-	8.18
Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series I)
	2024	1,634,057	35.14	to	52.19	71,395,008	-	0.95	to	2.60	21.03	to	23.05
	2023	2,017,336	29.03	to	42.42	72,492,489	-	0.95	to	2.60	10.26	to	12.08
	2022	2,145,143	26.33	to	37.84	69,315,183	-	0.95	to	2.60	(32.75)	to	(31.63)
	2021	2,211,697	39.15	to	55.35	105,647,787	-	0.95	to	2.60	16.04	to	17.97
	2020	2,592,033	33.74	to	46.92	106,383,035	0.04	0.95	to	2.60	37.08	to	39.36
Invesco V.I. Discovery Mid Cap Growth Sub-Account (Series II)
	2024	1,168,960	25.03	to	31.59	28,899,494	-	1.00	to	3.10	20.12	to	22.68
	2023	1,137,821	20.40	to	26.30	24,635,259	-	1.00	to	3.10	9.42	to	11.73
	2022	1,133,228	18.26	to	24.03	22,846,294	-	1.00	to	3.10	(33.23)	to	(31.82)
	2021	1,126,999	26.78	to	35.99	34,332,308	-	1.00	to	3.10	15.17	to	17.61
	2020	1,067,971	22.77	to	31.25	28,338,933	-	1.00	to	3.10	35.96	to	38.85
Invesco V.I. Diversified Dividend Sub-Account (Series I)
	2024	260,704	11.76	to	19.16	4,569,634	1.87	0.95	to	2.60	10.30	to	12.14
	2023	282,594	10.66	to	17.09	4,424,798	1.97	0.95	to	2.60	6.25	to	8.02
	2022	317,837	10.04	to	15.82	4,603,701	1.89	0.95	to	2.60	(4.20)	to	(2.61)
	2021	331,261	10.48	to	16.24	4,919,882	1.76	0.95	to	2.60	15.84	to	17.77
	2020	483,803	9.04	to	13.79	6,302,426	3.18	0.95	to	2.60	(2.43)	to	(0.81)
F-87

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco V.I. Diversified Dividend Sub-Account (Series II)
	2024	405,397	$10.61	to	$16.77	$6,250,438	1.36%	1.15%	to	3.10%	9.50%	to	11.66%
	2023	610,808	9.69	to	15.02	8,547,518	1.71	1.15	to	3.10	5.46	to	7.53
	2022	728,781	9.19	to	13.97	9,489,706	1.58	1.15	to	3.10	(4.91)	to	(3.04)
	2021	841,059	9.66	to	14.40	11,345,055	1.94	1.15	to	3.10	14.98	to	17.24
	2020	945,327	8.40	to	12.29	10,939,473	2.70	1.15	to	3.10	(3.18)	to	(1.28)
Invesco V.I. Equity and Income Sub-Account (Series I)[8]
	2024	247,140	13.47	to	22.12	5,055,964	2.17	0.95	to	2.60	7.18	to	8.92
	2023	287,172	12.56	to	20.28	5,382,578	1.86	0.95	to	2.60	9.72	to	11.54
	2022	316,912	11.44	to	18.18	5,338,477	1.36	0.95	to	2.60	(18.99)	to	(17.64)
	2021	340,713	14.13	to	22.07	6,987,321	1.47	0.95	to	2.60	7.79	to	9.59
	2020	377,168	13.10	to	20.14	7,060,991	2.07	0.95	to	2.60	11.91	to	13.77
Invesco V.I. Equity and Income Sub-Account (Series II)[9]
	2024	667	12.95	to	18.44	12,297	2.00	1.15	to	2.80	6.88	to	8.45
	2023	797	12.10	to	16.98	13,532	0.61	1.15	to	2.80	9.38	to	11.03
	2022	2,970	11.07	to	15.29	45,427	1.15	1.15	to	2.80	(19.19)	to	(17.97)
	2021	3,042	13.69	to	18.64	56,716	0.99	1.15	to	2.80	7.41	to	9.04
	2020	4,777	12.75	to	17.10	76,534	1.88	1.15	to	2.65	11.59	to	13.28
Invesco V.I. Global Sub-Account (Series I)
	2024	2,524,262	33.46	to	55.46	123,197,000	-	0.95	to	2.60	13.07	to	14.96
	2023	2,990,290	29.59	to	48.24	127,106,320	0.22	0.95	to	2.60	31.29	to	33.47
	2022	3,633,296	22.54	to	36.14	115,923,743	-	0.95	to	2.60	(33.52)	to	(32.41)
	2021	3,694,110	33.90	to	53.48	176,055,227	-	0.95	to	2.60	12.53	to	14.40
	2020	4,227,403	30.13	to	46.75	176,607,524	0.67	0.95	to	2.60	24.36	to	26.43
Invesco V.I. Global Sub-Account (Series II)
	2024	1,963,799	21.40	to	30.11	55,424,326	-	1.00	to	3.10	12.23	to	14.63
	2023	2,263,619	18.67	to	26.83	58,095,537	-	1.00	to	3.10	30.36	to	33.11
	2022	2,506,424	14.03	to	20.58	49,427,513	-	1.00	to	3.10	(34.01)	to	(32.61)
	2021	2,571,246	20.81	to	31.19	77,475,203	-	1.00	to	3.10	11.66	to	14.02
	2020	2,759,316	18.25	to	27.94	75,781,828	0.44	1.00	to	3.10	23.45	to	26.07
Invesco V.I. Global Strategic Income Sub-Account (Series I)
	2024	5,611,693	12.11	to	20.93	92,564,391	3.00	0.95	to	2.60	0.50	to	2.18
	2023	6,098,483	12.05	to	20.49	98,973,441	-	0.95	to	2.60	6.10	to	7.86
	2022	6,982,530	11.36	to	18.99	105,617,322	-	0.95	to	2.60	(13.73)	to	(12.30)
	2021	8,302,751	13.17	to	21.66	143,423,120	4.69	0.95	to	2.60	(5.89)	to	(4.33)
	2020	8,478,804	13.99	to	22.64	154,124,943	5.81	0.95	to	2.60	0.75	to	2.42
Invesco V.I. Global Strategic Income Sub-Account (Series II)
	2024	3,021,736	10.35	to	10.87	39,580,073	2.67	1.00	to	3.10	(0.37)	to	1.76
	2023	3,221,166	10.18	to	10.91	41,784,589	-	1.00	to	3.10	5.29	to	7.52
	2022	3,523,347	9.46	to	10.36	42,908,119	-	1.00	to	3.10	(14.40)	to	(12.59)
	2021	4,059,143	10.83	to	12.11	57,328,981	4.29	1.00	to	3.10	(6.51)	to	(4.52)
	2020	4,076,835	11.34	to	12.95	61,117,704	5.16	1.00	to	3.10	(0.15)	to	1.97
Invesco V.I. Health Care Sub-Account (Series I)
	2024	206,912	25.67	to	40.65	7,375,305	-	0.95	to	2.60	1.48	to	3.18
	2023	237,830	25.29	to	39.40	8,279,217	-	0.95	to	2.60	0.39	to	2.05
	2022	261,340	25.20	to	38.61	8,993,115	-	0.95	to	2.60	(15.54)	to	(14.14)
	2021	282,080	29.83	to	44.97	11,396,798	0.20	0.95	to	2.60	9.42	to	11.24
	2020	309,109	27.26	to	40.42	11,325,826	0.31	0.95	to	2.60	11.52	to	13.38
F-88

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco V.I. Health Care Sub-Account (Series II)
	2024	173,135	$23.09	to	$36.80	$5,939,378	-%	1.15%	to	3.10%	0.68%	to	2.67%
	2023	221,061	22.94	to	35.84	7,445,184	-	1.15	to	3.10	(0.36)	to	1.59
	2022	260,608	23.02	to	35.28	8,644,331	-	1.15	to	3.10	(16.17)	to	(14.52)
	2021	298,106	27.46	to	41.27	11,700,675	-	1.15	to	3.10	8.62	to	10.76
	2020	350,828	25.28	to	37.26	12,414,240	0.09	1.15	to	3.10	10.71	to	12.89
Invesco V.I. Main Street Sub-Account (Series I)
	2024	694,353	35.01	to	53.21	32,276,956	-	0.95	to	2.60	20.46	to	22.47
	2023	778,371	29.06	to	43.45	29,488,977	0.83	0.95	to	2.60	20.07	to	22.06
	2022	862,445	24.21	to	35.60	26,861,840	1.45	0.95	to	2.60	(22.18)	to	(20.89)
	2021	939,913	31.10	to	45.00	37,181,449	0.70	0.95	to	2.60	24.30	to	26.36
	2020	1,047,878	25.02	to	35.61	33,044,884	1.49	0.95	to	2.60	11.02	to	12.87
Invesco V.I. Main Street Sub-Account (Series II)
	2024	742,894	24.90	to	31.51	20,544,532	-	1.00	to	3.10	19.61	to	22.16
	2023	881,293	20.38	to	26.34	20,291,673	0.49	1.00	to	3.10	19.09	to	21.61
	2022	990,269	16.76	to	22.12	18,959,328	1.09	1.00	to	3.10	(22.74)	to	(21.10)
	2021	1,068,989	21.24	to	28.63	26,323,196	0.52	1.00	to	3.10	23.35	to	25.97
	2020	1,040,875	16.86	to	23.21	21,292,780	1.17	1.00	to	3.10	10.22	to	12.56
Invesco V.I. Technology Sub-Account (Series I)
	2024	288,501	42.37	to	59.92	8,295,217	-	0.95	to	2.60	30.81	to	32.99
	2023	341,037	32.39	to	45.06	7,811,874	-	0.95	to	2.60	43.19	to	45.56
	2022	354,685	22.62	to	30.95	5,414,369	-	0.95	to	2.60	(41.49)	to	(40.52)
	2021	361,364	38.66	to	52.04	9,838,777	-	0.95	to	2.60	11.47	to	13.33
	2020	381,843	34.68	to	45.92	9,461,356	-	0.95	to	2.60	42.37	to	44.74
Invesco V.I. Technology Sub-Account (Series II)
	2024	138,474	38.10	to	68.78	8,372,166	-	1.15	to	3.10	29.75	to	32.32
	2023	181,352	29.36	to	51.98	8,322,967	-	1.15	to	3.10	42.26	to	45.05
	2022	203,958	20.64	to	35.84	6,511,762	-	1.15	to	3.10	(41.94)	to	(40.80)
	2021	236,464	35.55	to	60.54	12,810,416	-	1.15	to	3.10	10.60	to	12.77
	2020	274,028	32.15	to	53.68	13,181,326	-	1.15	to	3.10	41.35	to	44.13
Invesco V.I. U.S. Government Money Sub-Account
	2024	507,739	7.84	to	11.11	5,640,986	4.53	0.95	to	2.60	1.94	to	3.65
	2023	559,667	7.69	to	10.71	5,990,501	4.40	0.95	to	2.60	1.85	to	3.54
	2022	651,358	7.55	to	10.35	6,701,851	1.29	0.95	to	2.60	(1.31)	to	0.33
	2021	565,742	7.65	to	10.31	5,812,814	0.01	0.95	to	2.60	(2.56)	to	(0.94)
	2020	657,647	7.85	to	10.41	6,847,355	0.22	0.95	to	2.60	(2.35)	to	(0.73)
Janus Henderson Enterprise Sub-Account⁸
	2024	25,911	-	-	10.92	282,963	0.13	-	-	1.30	-	-	9.21
Janus Henderson Global Technology and Innovation Sub-Account[5]
	2024	203,266	-	-	14.98	3,044,971	-	-	-	1.30	-	-	30.05
	2023	61,103	-	-	11.52	703,850	-	0.95	to	2.60	-	-	52.29
	2022	32,355	-	-	7.56	244,729	-	0.95	to	2.60	-	-	-
Janus Henderson Overseas Sub-Account
	2024	5,200	-	-	9.69	50,372	1.95	-	-	1.30	-	-	(3.12)
F-89

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Macquarie VIP Asset Strategy Sub-Account[4]
	2024	596,470	$14.27	to	$16.04	$9,391,582	1.77%	1.00%	to	3.10%	8.99%	to	11.31%
	2023	760,284	13.09	to	14.41	11,089,050	2.11	1.00	to	3.10	10.47	to	12.81
	2022	833,323	11.85	to	12.77	10,874,142	1.57	1.00	to	3.10	(17.34)	to	(15.59)
	2021	841,382	14.34	to	15.13	13,346,595	1.55	1.00	to	3.10	7.07	to	9.34
	2020	904,514	13.39	to	13.84	13,270,558	2.02	1.00	to	3.10	10.40	to	12.74
Macquarie VIP Growth Sub-Account
	2024	20,586	-	-	11.55	237,809	-	-	-	1.30	-	-	15.48
MML Aggressive Allocation Sub-Account (Initial Class)
	2024	882,659	22.78	to	30.13	25,412,008	1.13	0.95	to	2.60	9.83	to	11.67
	2023	1,027,797	20.74	to	26.98	26,625,090	2.88	0.95	to	2.60	15.29	to	17.20
	2022	1,192,000	17.99	to	23.02	26,453,572	2.02	0.95	to	2.60	(18.05)	to	(16.69)
	2021	1,359,322	21.95	to	27.63	36,316,920	1.25	0.95	to	2.60	13.65	to	15.54
	2020	1,451,095	19.32	to	23.92	33,588,339	1.67	0.95	to	2.60	10.44	to	12.27
MML Aggressive Allocation Sub-Account (Service Class)
	2024	2,852,095	19.03	to	20.32	63,710,860	0.91	1.00	to	3.10	9.09	to	11.42
	2023	3,406,635	17.08	to	18.62	70,495,980	2.61	1.00	to	3.10	14.38	to	16.80
	2022	3,789,915	14.63	to	16.28	68,477,846	1.81	1.00	to	3.10	(18.68)	to	(16.96)
	2021	4,300,766	17.61	to	20.02	95,058,178	1.03	1.00	to	3.10	12.85	to	15.25
	2020	4,774,344	15.28	to	17.74	93,600,335	1.38	1.00	to	3.10	9.63	to	11.95
MML American Funds Core Allocation Sub-Account
	2024	26,617,261	17.47	to	17.95	569,388,804	1.76	1.00	to	3.10	8.44	to	10.75
	2023	33,354,597	15.77	to	16.56	658,413,694	3.79	1.00	to	3.10	10.89	to	13.24
	2022	39,435,747	13.93	to	14.93	692,811,278	2.13	1.00	to	3.10	(16.33)	to	(14.56)
	2021	44,078,410	16.30	to	17.84	919,106,679	1.31	1.00	to	3.10	9.41	to	11.73
	2020	49,211,939	14.59	to	16.31	930,308,860	1.73	1.00	to	3.10	7.99	to	10.28
MML American Funds Growth Sub-Account
	2024	8,263,061	38.10	to	46.67	277,486,729	-	1.00	to	3.10	27.09	to	29.80
	2023	7,531,821	29.35	to	36.72	234,932,146	1.43	1.00	to	3.10	33.76	to	36.59
	2022	7,340,690	21.49	to	27.45	187,123,822	0.43	1.00	to	3.10	(32.42)	to	(30.98)
	2021	7,241,440	31.13	to	40.62	282,628,214	-	1.00	to	3.10	17.84	to	20.34
	2020	7,372,819	25.87	to	34.47	249,753,195	0.72	1.00	to	3.10	46.80	to	49.91
MML American Funds International Sub-Account[6]
	2024	-	-	-	-	-	-	-	-	-	-	-	-
	2023	-	-	-	-	-	-	-	-	-	-	-	-
	2022	-	-	-	-	-	-	-	-	-	-	-	-
	2021	3,575,717	13.26	to	14.27	57,592,722	0.13	1.00	to	3.10	(4.95)	to	(2.93)
	2020	3,496,882	13.95	to	14.70	58,820,176	1.03	1.00	to	3.10	9.98	to	12.31
MML Balanced Allocation Sub-Account (Initial Class)
	2024	2,543,623	16.18	to	21.39	51,396,053	2.33	0.95	to	2.60	4.92	to	6.67
	2023	2,873,841	15.42	to	20.06	54,442,079	3.13	0.95	to	2.60	9.59	to	11.41
	2022	3,435,716	14.07	to	18.00	58,629,976	3.59	0.95	to	2.60	(16.91)	to	(15.53)
	2021	3,892,604	16.93	to	21.31	78,951,185	1.25	0.95	to	2.60	7.16	to	8.94
	2020	4,442,634	15.80	to	19.56	83,010,888	2.67	0.95	to	2.60	8.09	to	9.89
F-90

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Balanced Allocation Sub-Account (Service Class)
	2024	13,178,062	$14.58	to	$14.45	$219,297,390	2.06%	1.00%	to	3.10%	4.07%	to	6.29%
	2023	15,847,072	13.72	to	13.88	252,483,566	2.90	1.00	to	3.10	8.84	to	11.15
	2022	18,387,696	12.34	to	12.75	267,376,596	3.34	1.00	to	3.10	(17.56)	to	(15.81)
	2021	20,676,935	14.66	to	15.47	363,104,191	1.01	1.00	to	3.10	6.35	to	8.61
	2020	22,692,373	13.50	to	14.54	373,173,046	2.42	1.00	to	3.10	7.27	to	9.54
MML Blend Sub-Account (Initial Class)
	2024	1,402,386	26.68	to	41.27	49,363,572	1.87	0.95	to	2.60	11.69	to	13.55
	2023	1,626,991	23.88	to	36.34	50,812,477	1.69	0.95	to	2.60	14.61	to	16.51
	2022	1,898,554	20.84	to	31.19	51,298,275	1.35	0.95	to	2.60	(18.73)	to	(17.38)
	2021	2,100,227	25.64	to	37.75	68,982,917	2.11	0.95	to	2.60	12.07	to	13.94
	2020	2,246,956	22.88	to	33.14	65,024,452	-	0.95	to	2.60	9.97	to	11.80
MML Blend Sub-Account (Service Class)
	2024	10,032,008	18.87	to	24.00	198,194,651	1.65	1.00	to	3.10	10.85	to	13.21
	2023	10,381,369	16.66	to	21.65	187,651,135	1.45	1.00	to	3.10	13.75	to	16.16
	2022	10,920,106	14.35	to	19.03	172,514,255	1.12	1.00	to	3.10	(19.34)	to	(17.63)
	2021	11,045,227	17.42	to	23.60	217,290,953	1.97	1.00	to	3.10	11.24	to	13.60
	2020	10,470,381	15.33	to	21.21	185,705,276	-	1.00	to	3.10	9.14	to	11.45
MML Blue Chip Growth Sub-Account (Initial Class)
	2024	641,949	53.98	to	83.91	50,503,734	-	0.95	to	2.60	32.20	to	34.41
	2023	794,854	40.83	to	62.43	46,546,333	-	0.95	to	2.60	45.71	to	48.13
	2022	930,051	28.02	to	42.15	37,019,588	-	0.95	to	2.60	(41.05)	to	(40.07)
	2021	999,401	47.54	to	70.33	66,935,027	-	0.95	to	2.60	13.35	to	15.24
	2020	1,113,935	41.94	to	61.03	64,905,396	-	0.95	to	2.60	30.96	to	33.13
MML Blue Chip Growth Sub-Account (Service Class)
	2024	5,664,205	31.45	to	48.55	184,663,480	-	1.00	to	3.10	31.23	to	34.02
	2023	5,915,497	23.46	to	37.00	154,927,161	-	1.00	to	3.10	44.56	to	47.61
	2022	6,290,813	15.90	to	25.60	116,156,894	-	1.00	to	3.10	(41.49)	to	(40.25)
	2021	6,267,018	26.60	to	43.75	203,462,318	-	1.00	to	3.10	12.54	to	14.92
	2020	6,214,398	23.15	to	38.87	181,685,317	-	1.00	to	3.10	29.91	to	32.66
MML Conservative Allocation Sub-Account (Initial Class)
	2024	2,262,453	15.10	to	19.97	43,123,144	2.58	0.95	to	2.60	3.86	to	5.60
	2023	2,694,952	14.54	to	18.91	48,661,190	3.24	0.95	to	2.60	8.80	to	10.60
	2022	3,104,296	13.37	to	17.10	50,846,697	3.88	0.95	to	2.60	(16.92)	to	(15.54)
	2021	3,386,413	16.09	to	20.25	65,736,943	1.18	0.95	to	2.60	5.81	to	7.57
	2020	4,208,998	15.20	to	18.82	76,130,207	2.60	0.95	to	2.60	7.11	to	8.89
MML Conservative Allocation Sub-Account (Service Class)
	2024	11,315,855	13.47	to	13.70	182,211,956	2.32	1.00	to	3.10	3.14	to	5.34
	2023	13,893,472	13.01	to	13.06	212,410,256	3.02	1.00	to	3.10	7.93	to	10.21
	2022	16,606,296	11.80	to	12.10	232,816,753	3.59	1.00	to	3.10	(17.50)	to	(15.75)
	2021	18,550,323	14.01	to	14.66	314,438,147	0.93	1.00	to	3.10	5.02	to	7.25
	2020	21,085,898	13.06	to	13.96	338,139,060	2.48	1.00	to	3.10	6.32	to	8.58
MML Dynamic Bond Sub-Account
	2024	1,356,841	9.34	to	10.05	13,134,688	5.14	1.00	to	1.80	(2.50)	to	(1.71)
	2023	1,249,453	9.58	to	10.22	12,459,052	4.19	1.00	to	1.80	5.87	to	6.72
	2022	1,265,675	9.05	to	9.58	11,894,741	3.60	1.00	to	1.80	(15.78)	to	(15.11)
	2021	1,219,346	10.74	to	11.28	13,575,976	3.53	1.00	to	1.80	(1.96)	to	(1.18)
	2020	1,102,442	10.96	to	11.42	12,453,262	0.34	1.00	to	1.80	1.67	to	2.48
F-91

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Equity Sub-Account (Initial Class)
	2024	619,403	$28.26	to	$43.82	$21,963,133	1.97%	0.95%	to	2.60%	16.31%	to	18.25%
	2023	720,763	24.30	to	37.06	21,776,249	2.11	0.95	to	2.60	6.53	to	8.29
	2022	808,421	22.81	to	34.22	22,745,758	1.60	0.95	to	2.60	(7.09)	to	(5.55)
	2021	857,014	24.55	to	36.23	25,600,018	1.66	0.95	to	2.60	26.92	to	29.03
	2020	925,884	19.34	to	28.08	21,590,756	2.35	0.95	to	2.60	0.38	to	2.05
MML Equity Sub-Account (Service Class)
	2024	2,804,714	21.56	to	25.43	73,441,388	1.76	1.00	to	3.10	15.43	to	17.90
	2023	3,418,217	18.29	to	22.03	78,993,261	1.85	1.00	to	3.10	5.73	to	7.97
	2022	3,961,989	16.94	to	20.84	87,189,234	1.35	1.00	to	3.10	(7.78)	to	(5.83)
	2021	4,388,637	17.99	to	22.60	104,959,878	1.47	1.00	to	3.10	25.97	to	28.64
	2020	4,851,758	13.98	to	17.94	94,339,624	2.14	1.00	to	3.10	(0.37)	to	1.75
MML Equity Income Sub-Account (Initial Class)
	2024	2,741,257	26.92	to	41.66	101,179,069	2.05	0.95	to	2.60	8.79	to	10.61
	2023	3,189,746	24.74	to	37.66	106,753,642	2.28	0.95	to	2.60	6.74	to	8.51
	2022	3,643,121	23.18	to	34.71	112,868,269	1.68	0.95	to	2.60	(6.04)	to	(4.48)
	2021	4,476,832	24.67	to	36.34	145,517,882	2.19	0.95	to	2.60	22.36	to	24.39
	2020	5,424,458	20.16	to	29.21	141,959,006	2.46	0.95	to	2.60	(1.26)	to	0.38
MML Equity Income Sub-Account (Service Class)
	2024	2,667,336	20.73	to	24.23	67,206,774	1.80	1.00	to	3.10	7.99	to	10.29
	2023	3,000,613	18.79	to	22.43	71,229,360	2.03	1.00	to	3.10	5.96	to	8.20
	2022	3,463,599	17.37	to	21.17	78,411,916	1.51	1.00	to	3.10	(6.75)	to	(4.77)
	2021	3,576,293	18.24	to	22.71	88,613,015	2.04	1.00	to	3.10	21.36	to	23.93
	2020	3,974,069	14.72	to	18.71	82,700,285	2.20	1.00	to	3.10	(1.92)	to	0.16
MML Equity Index Sub-Account (Class I)
	2024	651,476	40.61	to	62.28	32,306,377	0.99	0.95	to	2.60	21.23	to	23.26
	2023	792,661	33.50	to	50.53	31,813,776	1.25	0.95	to	2.60	22.54	to	24.57
	2022	855,314	27.34	to	40.56	27,821,852	1.01	0.95	to	2.60	(20.58)	to	(19.26)
	2021	943,721	34.42	to	50.24	38,036,347	1.27	0.95	to	2.60	24.90	to	26.98
	2020	1,036,338	27.56	to	39.57	32,974,512	1.64	0.95	to	2.60	15.03	to	16.94
MML Equity Index Sub-Account (Service Class I)
	2024	399,394	36.53	to	56.51	21,617,599	0.67	1.15	to	3.10	20.28	to	22.67
	2023	616,130	30.37	to	46.07	27,437,454	0.97	1.15	to	3.10	21.63	to	24.01
	2022	820,581	24.97	to	37.15	29,639,746	0.78	1.15	to	3.10	(21.17)	to	(19.61)
	2021	1,029,840	31.67	to	46.21	46,175,143	1.15	1.15	to	3.10	23.96	to	26.40
	2020	1,247,806	25.55	to	36.56	44,360,172	1.46	1.15	to	3.10	14.14	to	16.39
MML Equity Momentum Sub-Account (Service Class I)[6]
	2024	-	-	-	-	-	-		-	-	-	-	-
	2023	-	-	-	-	-	-		-	-	-	-	-
	2022	-	-	-	-	-	-		-	-	-	-	-
	2021	96,460	21.35	to	22.43	2,161,734	-	1.00	to	1.80	19.43	to	20.39
	2020	109,941	17.88	to	18.63	2,048,092	0.01	1.00	to	1.80	17.86	to	18.81
F-92

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Equity Rotation Sub-Account
	2024	70,827	$23.31	to	$25.09	$1,508,968	0.57%	1.00%	to	1.80%	4.17%	to	5.01%
	2023	81,036	22.38	to	23.89	1,683,451	1.40	1.00	to	1.80	18.47	to	19.42
	2022	97,555	18.89	to	20.01	1,864,206	-	1.00	to	1.80	(15.99)	to	(15.31)
	2021	105,214	22.49	to	23.63	2,484,746	0.43	1.00	to	1.80	25.72	to	26.73
	2020	108,233	17.89	to	18.64	2,017,490	1.39	1.00	to	1.80	20.39	to	21.35
MML Focused Equity Sub-Account
	2024	819,220	28.95	to	38.01	20,265,515	0.78	0.95	to	3.10	6.41	to	8.74
	2023	915,673	27.21	to	34.96	21,905,606	0.79	0.95	to	3.10	6.35	to	8.65
	2022	936,219	25.58	to	32.17	21,586,709	0.63	0.95	to	3.10	(7.91)	to	(5.91)
	2021	865,951	27.78	to	34.19	22,092,990	0.92	0.95	to	3.10	18.16	to	20.73
	2020	881,782	23.51	to	28.32	18,957,860	0.64	0.95	to	3.10	9.10	to	11.47
MML Foreign Sub-Account (Initial Class)
	2024	4,395,190	13.31	to	20.20	77,346,373	3.05	0.95	to	2.60	0.79	to	2.48
	2023	4,776,071	13.20	to	19.71	82,526,337	1.39	0.95	to	2.60	13.25	to	15.12
	2022	5,925,578	11.66	to	17.12	89,435,726	3.71	0.95	to	2.60	(16.77)	to	(15.39)
	2021	6,441,988	14.01	to	20.23	115,578,289	2.54	0.95	to	2.60	10.14	to	11.98
	2020	7,346,537	12.72	to	18.07	118,344,969	3.10	0.95	to	2.60	3.21	to	4.93
MML Foreign Sub-Account (Service Class)
	2024	558,569	11.97	to	12.15	8,668,272	2.83	1.00	to	3.10	(0.04)	to	2.09
	2023	594,680	11.91	to	11.98	9,248,287	1.21	1.00	to	3.10	12.44	to	14.82
	2022	652,319	10.37	to	10.65	8,823,408	3.38	1.00	to	3.10	(17.47)	to	(15.72)
	2021	520,191	12.30	to	12.91	8,065,680	2.30	1.00	to	3.10	9.51	to	11.83
	2020	584,504	11.00	to	11.79	8,319,183	2.84	1.00	to	3.10	2.34	to	4.52
MML Fundamental Equity Sub-Account
	2024	935,830	33.09	to	43.45	25,065,801	0.59	0.95	to	3.10	19.58	to	22.19
	2023	908,537	27.67	to	35.56	21,435,172	0.76	0.95	to	3.10	19.02	to	21.60
	2022	909,971	23.25	to	29.24	18,740,713	0.36	0.95	to	3.10	(22.86)	to	(21.19)
	2021	890,049	30.14	to	37.10	23,979,880	0.33	0.95	to	3.10	23.50	to	26.18
	2020	880,974	24.41	to	29.41	19,006,450	-	0.95	to	3.10	15.94	to	18.46
MML Fundamental Value Sub-Account
	2024	1,184,496	22.87	to	30.04	23,629,568	0.83	0.95	to	3.10	11.64	to	14.08
	2023	1,160,477	20.49	to	26.33	21,398,547	1.12	0.95	to	3.10	9.96	to	12.34
	2022	1,213,572	18.63	to	23.44	20,630,720	0.84	0.95	to	3.10	(7.92)	to	(5.92)
	2021	1,116,028	20.24	to	24.91	20,520,581	1.64	0.95	to	3.10	25.73	to	28.46
	2020	1,019,772	16.10	to	19.39	14,865,608	1.08	0.95	to	3.10	(0.76)	to	1.40
MML Global Sub-Account (Class I)
	2024	171,523	19.37	to	27.84	4,572,154	1.04	0.95	to	2.60	2.87	to	4.59
	2023	182,051	18.83	to	26.62	4,644,062	0.91	0.95	to	2.60	11.58	to	13.43
	2022	181,481	16.87	to	23.47	4,097,127	1.46	0.95	to	2.60	(19.89)	to	(18.56)
	2021	184,374	21.06	to	28.82	5,128,057	0.88	0.95	to	2.60	14.31	to	16.21
	2020	214,433	18.43	to	24.80	5,164,484	1.09	0.95	to	2.60	11.09	to	12.94
MML Global Sub-Account (Class II)
	2024	189,802	15.89	to	20.42	3,643,196	0.92	1.18	to	1.65	3.85	to	4.34
	2023	224,321	15.23	to	19.66	4,141,451	0.82	1.18	to	1.65	12.51	to	13.03
	2022	244,219	13.47	to	17.48	3,976,403	1.63	1.18	to	1.65	(19.06)	to	(18.68)
	2021	245,084	16.57	to	21.59	4,977,478	0.90	1.18	to	1.65	15.50	to	16.05
	2020	256,171	14.28	to	18.69	4,487,312	1.05	1.18	to	1.65	12.10	to	12.63
F-93

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Global Sub-Account (Service Class I)
	2024	1,029,473	$17.51	to	$18.19	$20,238,598	0.89%	1.00%	to	3.10%	2.22%	to	4.40%
	2023	1,101,260	17.13	to	17.42	21,339,873	0.82	1.00	to	3.10	10.61	to	12.95
	2022	1,108,024	15.42	to	15.49	19,626,341	1.34	1.00	to	3.10	(20.50)	to	(18.81)
	2021	888,586	19.00	to	19.48	19,462,328	0.76	1.00	to	3.10	13.58	to	15.99
	2020	924,023	16.38	to	17.15	18,084,268	0.90	1.00	to	3.10	10.23	to	12.57
MML Growth Allocation Sub-Account (Initial Class)
	2024	11,068,197	20.20	to	26.71	278,808,244	1.57	0.95	to	2.60	8.07	to	9.88
	2023	12,416,012	18.69	to	24.31	285,644,226	2.92	0.95	to	2.60	13.01	to	14.89
	2022	14,041,930	16.54	to	21.16	282,056,598	2.65	0.95	to	2.60	(17.47)	to	(16.10)
	2021	15,565,856	20.04	to	25.22	373,971,831	1.56	0.95	to	2.60	11.40	to	13.25
	2020	18,484,124	17.99	to	22.27	393,392,881	2.15	0.95	to	2.60	9.87	to	11.69
MML Growth Allocation Sub-Account (Service Class)
	2024	25,150,616	17.32	to	18.03	571,017,368	1.34	1.00	to	3.10	7.11	to	9.40
	2023	28,790,959	15.84	to	16.83	604,769,485	2.68	1.00	to	3.10	12.30	to	14.68
	2022	31,477,349	13.81	to	14.99	583,718,812	2.38	1.00	to	3.10	(18.03)	to	(16.29)
	2021	34,135,820	16.50	to	18.28	763,512,275	1.29	1.00	to	3.10	10.45	to	12.79
	2020	39,460,627	14.63	to	16.55	788,648,224	1.88	1.00	to	3.10	9.04	to	11.35
MML High Yield Sub-Account
	2024	2,618,990	15.30	to	20.97	40,205,131	5.92	0.95	to	3.10	5.66	to	7.97
	2023	2,723,099	14.48	to	19.42	39,426,819	6.72	0.95	to	3.10	9.38	to	11.75
	2022	2,829,996	13.24	to	17.38	37,488,508	7.26	0.95	to	3.10	(14.65)	to	(12.80)
	2021	3,120,712	15.51	to	19.93	48,073,933	8.60	0.95	to	3.10	4.59	to	6.86
	2020	2,894,882	14.83	to	18.65	42,643,144	0.02	0.95	to	3.10	2.16	to	4.38
MML Income & Growth Sub-Account (Initial Class)
	2024	563,962	25.62	to	40.40	20,409,800	2.10	0.95	to	2.60	11.93	to	13.81
	2023	638,019	22.89	to	35.50	20,337,081	2.10	0.95	to	2.60	6.40	to	8.16
	2022	711,659	21.51	to	32.82	21,115,105	1.46	0.95	to	2.60	(2.87)	to	(1.25)
	2021	777,632	22.15	to	33.24	23,466,564	1.74	0.95	to	2.60	23.03	to	25.08
	2020	893,631	18.00	to	26.57	21,695,092	2.03	0.95	to	2.60	0.38	to	2.05
MML Income & Growth Sub-Account (Service Class)
	2024	1,247,997	21.72	to	23.06	29,224,754	1.91	1.00	to	3.10	11.03	to	13.40
	2023	1,338,100	19.16	to	20.77	28,235,679	1.89	1.00	to	3.10	5.66	to	7.90
	2022	1,409,280	17.75	to	19.65	28,418,303	1.23	1.00	to	3.10	(3.62)	to	(1.58)
	2021	1,496,875	18.04	to	20.39	31,561,723	1.61	1.00	to	3.10	22.10	to	24.69
	2020	1,567,693	14.47	to	16.70	27,009,775	1.83	1.00	to	3.10	(0.35)	to	1.76
MML Inflation-Protected and Income Sub-Account (Initial Class)
	2024	5,652,410	10.86	to	16.44	80,953,043	4.47	0.95	to	2.60	0.07	to	1.75
	2023	6,094,042	10.85	to	16.16	86,114,635	4.62	0.95	to	2.60	2.73	to	4.44
	2022	6,536,201	10.56	to	15.48	88,867,535	2.51	0.95	to	2.60	(15.57)	to	(14.17)
	2021	7,993,007	12.51	to	18.03	126,908,902	1.07	0.95	to	2.60	3.67	to	5.39
	2020	8,662,812	12.07	to	17.11	130,964,666	0.11	0.95	to	2.60	8.26	to	10.06
MML Inflation-Protected and Income Sub-Account (Service Class)
	2024	3,449,679	9.77	to	11.34	40,041,678	4.27	1.00	to	3.10	(0.55)	to	1.57
	2023	3,388,684	9.82	to	11.16	40,118,864	4.34	1.00	to	3.10	1.85	to	4.01
	2022	3,725,815	9.64	to	10.73	43,115,577	2.41	1.00	to	3.10	(16.22)	to	(14.45)
	2021	3,822,173	11.51	to	12.54	52,995,919	0.86	1.00	to	3.10	2.88	to	5.06
	2020	3,431,376	11.19	to	11.94	46,199,752	0.11	1.00	to	3.10	7.49	to	9.77
F-94

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML International Equity Sub-Account
	2024	769,674	$9.85	to	$12.39	$9,652,778	1.41%	0.95%	to	3.10%	(2.43)%	to	(0.30)%
	2023	759,728	10.10	to	12.43	9,683,383	1.14	0.95	to	3.10	14.68	to	17.16
	2022	700,551	8.80	to	10.61	7,786,105	0.84	0.95	to	3.10	(17.93)	to	(16.15)
	2021	620,555	10.73	to	12.65	8,307,912	0.50	0.95	to	3.10	8.09	to	10.44
	2020	562,014	9.92	to	11.45	6,833,772	3.20	0.95	to	3.10	1.86	to	4.07
MML iShares® 60/40 Allocation Sub-Account[5]
	2024	2,237,755	-	-	11.01	24,648,288	2.32	-	-	1.30	-	-	9.18
	2023	1,239,115	-	-	10.09	12,501,315	2.23	0.95	to	3.10	-	-	13.51
	2022	570,961	-	-	8.89	5,074,791	2.14	0.95	to	3.10	-	-	-
MML iShares® 80/20 Allocation Sub-Account[5]
	2024	5,511,250	-	-	11.65	64,202,583	1.75	-	-	1.30	-	-	12.71
	2023	3,671,842	-	-	10.34	37,951,462	1.69	0.95	to	3.10	-	-	16.70
	2022	2,102,879	-	-	8.86	18,624,545	2.12	0.95	to	3.10	-	-	-
MML Large Cap Growth Sub-Account (Initial Class)
	2024	302,650	44.87	to	67.66	17,574,929	-	0.95	to	2.60	30.63	to	32.82
	2023	348,658	34.35	to	50.94	15,238,937	-	0.95	to	2.60	47.83	to	50.28
	2022	386,186	23.24	to	33.90	11,258,538	-	0.95	to	2.60	(29.41)	to	(28.23)
	2021	428,715	32.92	to	47.24	17,656,357	0.05	0.95	to	2.60	15.38	to	17.30
	2020	492,342	28.53	to	40.27	17,478,633	0.33	0.95	to	2.60	28.40	to	30.53
MML Large Cap Growth Sub-Account (Service Class)
	2024	1,273,254	35.23	to	40.36	39,878,296	-	1.00	to	3.10	29.67	to	32.44
	2023	1,115,328	26.60	to	31.12	28,781,766	-	1.00	to	3.10	46.77	to	49.87
	2022	973,248	17.75	to	21.21	17,964,547	-	1.00	to	3.10	(29.94)	to	(28.45)
	2021	978,368	24.81	to	30.27	25,898,086	-	1.00	to	3.10	14.48	to	16.91
	2020	965,919	21.22	to	26.44	22,228,571	0.17	1.00	to	3.10	27.52	to	30.22
MML Managed Bond Sub-Account (Initial Class)
	2024	4,284,607	11.61	to	18.45	67,744,748	4.60	0.95	to	2.60	1.20	to	2.89
	2023	4,749,269	11.47	to	17.93	73,150,962	3.97	0.95	to	2.60	3.97	to	5.69
	2022	5,208,236	11.03	to	16.96	76,373,788	3.00	0.95	to	2.60	(17.19)	to	(15.81)
	2021	6,154,434	13.32	to	20.15	107,430,616	3.16	0.95	to	2.60	(1.77)	to	(0.14)
	2020	6,518,330	13.56	to	20.18	114,405,900	0.10	0.95	to	2.60	4.95	to	6.69
MML Managed Bond Sub-Account (Service Class)
	2024	12,202,689	10.44	to	10.54	152,160,307	4.30	1.00	to	3.10	0.44	to	2.59
	2023	13,114,910	10.27	to	10.40	163,963,276	3.67	1.00	to	3.10	3.19	to	5.38
	2022	14,965,961	9.75	to	10.08	180,957,384	2.73	1.00	to	3.10	(17.80)	to	(16.06)
	2021	17,341,820	11.61	to	12.26	253,912,380	2.96	1.00	to	3.10	(2.51)	to	(0.44)
	2020	17,765,196	11.66	to	12.58	266,777,188	0.10	1.00	to	3.10	4.16	to	6.37
MML Managed Volatility Sub-Account (Initial Class)
	2024	2,839,878	15.98	to	26.24	61,471,830	0.59	0.95	to	2.60	11.89	to	13.76
	2023	3,212,163	14.28	to	23.07	61,463,479	0.57	0.95	to	2.60	9.98	to	11.81
	2022	3,697,357	12.98	to	20.63	63,499,565	0.47	0.95	to	2.60	(14.30)	to	(12.88)
	2021	4,569,936	15.15	to	23.68	90,531,793	0.97	0.95	to	2.60	8.68	to	10.49
	2020	5,170,638	13.94	to	21.43	93,221,623	1.40	0.95	to	2.60	3.94	to	5.67
F-95

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Managed Volatility Sub-Account (Service Class)
	2024	905,987	$14.38	to	$14.63	$16,685,442	0.34%	1.00%	to	3.10%	11.05%	to	13.42%
	2023	1,055,623	12.90	to	12.95	17,363,284	0.27	1.00	to	3.10	9.16	to	11.47
	2022	1,298,703	11.57	to	11.86	19,279,858	0.19	1.00	to	3.10	(14.94)	to	(13.14)
	2021	1,489,972	13.32	to	13.94	25,981,811	0.71	1.00	to	3.10	7.87	to	10.16
	2020	1,669,075	12.09	to	12.93	26,903,885	1.15	1.00	to	3.10	3.17	to	5.36
MML Mid Cap Growth Sub-Account (Initial Class)
	2024	866,413	37.08	to	77.99	58,815,773	-	0.95	to	2.60	8.29	to	10.11
	2023	1,006,915	34.24	to	70.83	61,848,174	-	0.95	to	2.60	19.50	to	21.48
	2022	1,136,273	28.65	to	58.31	57,562,324	-	0.95	to	2.60	(27.03)	to	(25.82)
	2021	1,246,633	39.26	to	78.60	85,664,131	-	0.95	to	2.60	10.31	to	12.14
	2020	1,454,733	35.60	to	70.09	89,949,266	0.08	0.95	to	2.60	22.35	to	24.38
MML Mid Cap Growth Sub-Account (Service Class)
	2024	3,089,885	22.12	to	33.17	80,907,854	-	1.00	to	3.10	7.42	to	9.71
	2023	3,484,460	20.16	to	30.88	87,758,884	-	1.00	to	3.10	18.61	to	21.12
	2022	3,733,478	16.65	to	26.04	81,046,753	-	1.00	to	3.10	(27.59)	to	(26.05)
	2021	3,879,781	22.51	to	35.95	118,152,584	-	1.00	to	3.10	9.54	to	11.87
	2020	4,168,210	20.12	to	32.82	117,785,877	-	1.00	to	3.10	21.43	to	24.01
MML Mid Cap Value Sub-Account (Initial Class)
	2024	1,900,940	34.21	to	55.84	91,367,474	1.82	0.95	to	2.60	5.73	to	7.49
	2023	2,178,707	32.35	to	51.94	97,900,075	2.60	0.95	to	2.60	3.26	to	4.97
	2022	2,437,354	31.33	to	49.48	104,763,063	2.02	0.95	to	2.60	(3.86)	to	(2.26)
	2021	3,020,014	32.59	to	50.63	132,262,516	1.40	0.95	to	2.60	20.15	to	22.15
	2020	3,707,481	27.13	to	41.45	133,181,143	1.82	0.95	to	2.60	(0.90)	to	0.75
MML Mid Cap Value Sub-Account (Service Class)
	2024	1,865,418	19.30	to	30.78	43,921,676	1.60	1.00	to	3.10	4.97	to	7.21
	2023	2,015,747	18.00	to	29.33	46,054,106	2.40	1.00	to	3.10	2.48	to	4.65
	2022	2,207,545	17.20	to	28.62	50,303,554	1.88	1.00	to	3.10	(4.56)	to	(2.54)
	2021	2,249,934	17.65	to	29.98	55,688,323	1.25	1.00	to	3.10	19.20	to	21.72
	2020	2,406,081	14.50	to	25.16	51,269,948	1.58	1.00	to	3.10	(1.62)	to	0.47
MML Moderate Allocation Sub-Account (Initial Class)
	2024	6,775,250	17.68	to	23.38	150,392,477	2.11	0.95	to	2.60	6.06	to	7.83
	2023	7,711,185	16.67	to	21.68	159,162,925	3.30	0.95	to	2.60	10.98	to	12.82
	2022	8,783,827	15.02	to	19.21	161,103,074	3.27	0.95	to	2.60	(17.15)	to	(15.78)
	2021	9,831,320	18.13	to	22.81	214,743,239	1.34	0.95	to	2.60	9.12	to	10.94
	2020	11,897,524	16.61	to	20.57	235,097,461	2.55	0.95	to	2.60	7.71	to	9.50
MML Moderate Allocation Sub-Account (Service Class)
	2024	41,828,300	15.52	to	15.77	802,620,864	1.83	1.00	to	3.10	5.25	to	7.49
	2023	52,943,371	14.44	to	14.99	956,025,249	2.99	1.00	to	3.10	10.16	to	12.50
	2022	64,409,744	12.83	to	13.60	1,044,498,635	2.96	1.00	to	3.10	(17.71)	to	(15.96)
	2021	74,645,263	15.27	to	16.53	1,461,000,467	1.11	1.00	to	3.10	8.26	to	10.56
	2020	87,882,437	13.81	to	15.27	1,575,429,932	2.23	1.00	to	3.10	6.80	to	9.07
MML Short-Duration Bond Sub-Account
	2024	2,667,530	8.45	to	11.58	28,281,747	3.56	0.95	to	3.10	2.85	to	5.10
	2023	2,987,098	8.21	to	11.01	30,357,722	3.37	0.95	to	3.10	3.45	to	5.70
	2022	3,030,930	7.94	to	10.42	29,348,995	3.02	0.95	to	3.10	(10.80)	to	(8.86)
	2021	3,188,272	8.90	to	11.43	34,025,850	2.93	0.95	to	3.10	(1.41)	to	0.73
	2020	4,150,563	9.03	to	11.35	44,272,880	-	0.95	to	3.10	(1.75)	to	0.39
F-96

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Small Cap Equity Sub-Account (Initial Class)
	2024	426,694	$32.21	to	$52.23	$21,572,386	-%	0.95%	to	2.60%	10.03%	to	11.87%
	2023	489,705	29.28	to	46.69	22,205,417	1.28	0.95	to	2.60	14.80	to	16.70
	2022	549,032	25.50	to	40.01	21,412,816	0.71	0.95	to	2.60	(18.04)	to	(16.67)
	2021	623,139	31.11	to	48.02	29,197,903	0.44	0.95	to	2.60	19.60	to	21.59
	2020	706,873	26.01	to	39.49	27,259,529	0.53	0.95	to	2.60	17.60	to	19.55
MML Small Cap Equity Sub-Account (Service Class)
	2024	1,056,531	22.63	to	28.93	25,061,246	-	1.00	to	3.10	9.20	to	11.53
	2023	1,093,197	20.29	to	26.49	25,292,942	1.04	1.00	to	3.10	13.94	to	16.35
	2022	1,141,426	17.44	to	23.25	23,617,332	0.43	1.00	to	3.10	(18.65)	to	(16.92)
	2021	1,198,581	20.99	to	28.58	30,289,216	0.27	1.00	to	3.10	18.71	to	21.23
	2020	1,169,902	17.31	to	24.08	25,344,927	0.30	1.00	to	3.10	16.72	to	19.20
MML Small Cap Growth Equity Sub-Account (Initial Class)
	2024	1,387,695	35.67	to	61.56	61,054,791	0.05	0.95	to	2.60	7.44	to	9.24
	2023	1,504,269	33.20	to	56.35	64,463,437	-	0.95	to	2.60	13.85	to	15.74
	2022	1,511,703	29.16	to	48.69	60,413,373	-	0.95	to	2.60	(25.13)	to	(23.88)
	2021	1,630,525	38.94	to	63.96	87,699,978	-	0.95	to	2.60	4.55	to	6.29
	2020	1,790,589	37.25	to	60.18	90,992,101	-	0.95	to	2.60	32.15	to	34.34
MML Small Cap Growth Equity Sub-Account (Service Class)
	2024	854,847	22.22	to	32.09	22,824,841	-	1.00	to	3.10	6.64	to	8.91
	2023	943,464	20.40	to	30.09	23,420,809	-	1.00	to	3.10	13.00	to	15.39
	2022	1,026,472	17.68	to	26.63	22,649,920	-	1.00	to	3.10	(25.69)	to	(24.11)
	2021	1,096,162	23.30	to	35.83	32,664,648	-	1.00	to	3.10	3.77	to	5.98
	2020	1,072,366	21.98	to	34.53	31,164,764	-	1.00	to	3.10	31.16	to	33.94
MML Small Company Value Sub-Account
	2024	946,261	20.07	to	31.32	21,353,800	1.11	1.00	to	3.10	3.69	to	5.90
	2023	1,095,035	18.95	to	30.20	24,402,246	0.86	1.00	to	3.10	12.39	to	14.77
	2022	1,202,832	16.51	to	26.87	23,768,684	-	1.00	to	3.10	(17.65)	to	(15.90)
	2021	1,245,949	19.64	to	32.63	29,889,996	0.19	1.00	to	3.10	21.30	to	23.88
	2020	1,280,052	15.85	to	26.90	25,549,702	0.06	1.00	to	3.10	5.60	to	7.84
MML Small/Mid Cap Value Sub-Account (Initial Class)
	2024	1,725,101	28.59	to	56.53	68,212,201	0.85	0.95	to	2.60	7.45	to	9.25
	2023	2,046,774	26.61	to	51.75	74,277,443	1.09	0.95	to	2.60	14.13	to	16.02
	2022	2,306,713	23.31	to	44.60	72,429,647	1.24	0.95	to	2.60	(17.85)	to	(16.49)
	2021	2,639,896	28.38	to	53.41	99,423,759	1.01	0.95	to	2.60	32.46	to	34.66
	2020	3,498,522	21.43	to	39.66	97,698,172	1.10	0.95	to	2.60	1.96	to	3.66
MML Small/Mid Cap Value Sub-Account (Service Class)
	2024	1,006,815	19.39	to	25.70	22,548,482	0.60	1.00	to	3.10	6.52	to	8.79
	2023	1,126,743	17.82	to	24.13	24,597,903	0.85	1.00	to	3.10	13.33	to	15.73
	2022	1,200,173	15.40	to	21.29	23,433,475	1.00	1.00	to	3.10	(18.46)	to	(16.73)
	2021	1,239,236	18.50	to	26.11	29,944,498	0.88	1.00	to	3.10	31.51	to	34.29
	2020	1,139,563	13.77	to	19.86	22,292,450	0.84	1.00	to	3.10	1.14	to	3.29
MML Special Situations Sub-Account (Service Class I)[6]
	2024	-	-	-	-	-	-	-	-	-	-	-	-
	2023	-	-	-	-	-	-	-	-	-	-	-	-
	2022	-	-	-	-	-	-	-	-	-	-	-	-
	2021	57,104	18.03	to	18.94	1,081,248	-	1.00	to	1.80	(0.39)	to	0.41
	2020	50,391	18.10	to	18.87	950,460	0.03	1.00	to	1.80	26.93	to	27.95
MML Strategic Emerging Markets Sub-Account
	2024	895,960	7.93	to	11.52	9,770,318	0.43	1.00	to	3.10	(4.67)	to	(2.63)
	2023	986,758	8.31	to	11.83	11,198,336	-	1.00	to	3.10	0.07	to	0.09
	2022	1,048,803	7.77	to	10.83	10,939,529	0.03	1.00	to	3.10	(0.29)	to	(0.28)
	2021	1,062,107	10.95	to	14.95	15,351,011	-	1.00	to	3.10	(11.15)	to	(9.26)
	2020	1,017,814	12.33	to	16.47	16,215,171	0.20	1.00	to	3.10	13.68	to	16.09
F-97

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Sustainable Equity Sub-Account (Initial Class)
	2024	1,097,975	$31.95	to	$59.38	$59,244,117	0.99%	0.95%	to	2.60%	16.84%	to	18.80%
	2023	1,321,303	27.34	to	49.99	59,757,622	0.96	0.95	to	2.60	21.32	to	23.33
	2022	1,502,553	22.54	to	40.53	55,237,374	0.94	0.95	to	2.60	(19.14)	to	(17.80)
	2021	1,664,117	27.87	to	49.30	74,572,321	0.81	0.95	to	2.60	23.88	to	25.94
	2020	1,995,917	22.50	to	39.15	71,531,066	0.91	0.95	to	2.60	11.57	to	13.43
MML Sustainable Equity Sub-Account (Service Class)
	2024	1,753,555	26.81	to	28.73	51,132,176	0.77	1.00	to	3.10	15.93	to	18.41
	2023	2,038,182	22.64	to	24.78	50,481,335	0.68	1.00	to	3.10	20.42	to	22.96
	2022	2,287,275	18.41	to	20.58	46,573,782	0.69	1.00	to	3.10	(19.72)	to	(18.02)
	2021	2,420,106	22.46	to	25.64	60,960,010	0.66	1.00	to	3.10	22.91	to	25.52
	2020	2,420,663	17.89	to	20.86	49,795,171	0.72	1.00	to	3.10	10.75	to	13.10
MML Total Return Bond Sub-Account
	2024	4,119,422	7.94	to	10.42	39,588,500	3.73	0.95	to	3.10	(2.82)	to	(0.70)
	2023	3,711,823	8.17	to	10.50	36,326,170	2.14	0.95	to	3.10	1.99	to	4.21
	2022	3,801,490	8.01	to	10.07	35,974,681	1.32	0.95	to	3.10	(17.50)	to	(15.71)
	2021	4,187,985	9.71	to	11.95	47,397,082	1.63	0.95	to	3.10	(4.51)	to	(2.44)
	2020	4,106,252	10.17	to	12.25	47,980,688	3.09	0.95	to	3.10	5.28	to	7.57
MML U.S. Government Money Market Sub-Account
	2024	11,080,174	7.03	to	10.00	109,760,441	4.69	0.95	to	3.10	1.59	to	3.81
	2023	12,230,273	6.92	to	9.63	116,713,676	4.52	0.95	to	3.10	1.45	to	3.65
	2022	14,291,056	6.82	to	9.29	131,305,870	1.38	0.95	to	3.10	(1.86)	to	0.26
	2021	9,905,255	6.95	to	9.27	90,771,755	-	0.95	to	3.10	(3.05)	to	(0.95)
	2020	15,675,879	7.17	to	9.36	143,711,817	0.17	0.95	to	3.10	(2.83)	to	(0.72)
PIMCO CommodityRealReturn® Strategy Sub-Account
	2024	812,300	5.21	to	7.61	5,811,446	1.99	0.95	to	3.10	0.78	to	2.98
	2023	985,786	5.17	to	7.39	6,856,177	16.20	0.95	to	3.10	(10.74)	to	(8.80)
	2022	1,187,713	5.79	to	8.10	9,095,267	21.08	0.95	to	3.10	5.36	to	7.64
	2021	1,195,842	5.50	to	7.53	8,564,039	4.06	0.95	to	3.10	29.05	to	31.85
	2020	1,401,409	4.26	to	5.71	7,627,491	6.33	0.95	to	3.10	(1.86)	to	0.27
PIMCO Income Sub-Account[5]
	2024	304,232	-	-	10.34	3,146,298	5.74	-	-	1.30	-	-	3.95
	2023	212,500	-	-	9.95	2,114,179	5.24	0.95	to	3.10	-	-	6.77
	2022	89,638	-	-	9.32	835,304	3.28	0.95	to	3.10	-	-	-
Vest US Large Cap 10% Buffer Strategies V.I. Sub-Account[4,7]
	2024	383,925	-	-	12.60	4,836,150	-	-	-	1.30	-	-	13.69
	2023	44,048	-	-	11.08	488,039	-	1.00	to	1.80	-	-	-
VY® CBRE Global Real Estate Sub-Account
	2024	459,868	12.28	to	17.93	7,677,499	2.87	0.95	to	3.10	(2.95)	to	(0.83)
	2023	542,067	12.65	to	18.08	9,161,323	1.78	0.95	to	3.10	8.91	to	11.27
	2022	599,231	11.61	to	16.25	9,135,382	3.01	0.95	to	3.10	(27.41)	to	(25.83)
	2021	660,849	16.00	to	21.91	13,624,068	2.65	0.95	to	3.10	30.05	to	32.87
	2020	807,288	12.30	to	16.49	12,571,760	5.83	0.95	to	3.10	(7.94)	to	(5.94)

	[1] The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.
	[2] The expense ratios represent the annualized contract expense of the sub-accounts of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
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Notes To Financial Statements (Continued)

[3] The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the related minimum and maximum expense ratio amounts, some individual contract total returns and unit values are not within the ranges presented.
[4] See Note 2 to the financial statements for the previous name of this Sub-Account.
[5] This fund/sub-account became available to the Separate Account as an investment option on February 28, 2022, and is presented from the year when the investment or unit activity has been started.
[6] For the period January 1, 2022 to November 4, 2022. Effective November 4, 2022 this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on November 4, 2022 was automatically transferred to the MML U.S. Government Money Market Sub-Account.
[7] This fund/sub-account became available to the Separate Account as an investment option on May 1, 2023, and is presented from the year when the investment or unit activity has been started.
[8] After the close of business on April 26, 2024, Invesco V.I. Equity and Income Fund (Series I) acquired all the net assets of Invesco V.I. Conservative Balanced Fund (Series I) pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco Funds on September 20, 2023 and by the shareholders of the Invesco V.I. Conservative Balanced Fund (Series I) on January 18, 2024. Shares of Invesco V.I. Conservative Balanced Fund (Series I) were exchanged for the like class of shares of Invesco V.I. Equity and Income Fund (Series I), based on the relative net asset value of the two funds which resulted in Invesco V.I. Conservative Balanced Fund (Series I) receiving 0.89134224 shares of Invesco V.I. Equity and Income Fund (Series I) in exchange of 1 share of Invesco V.I. Conservative Balanced Fund (Series I). As a result of the underlying fund merger, the sub-account name changed from Invesco V.I. Conservative Balanced Fund (Series I) to Invesco V.I. Equity Fund and Income Fund (Series I). Financial Highlights for the years 2020-2023 correspond to the Invesco V.I. Conservative Balanced Sub-Account (Series I).
[9] After the close of business on April 26, 2024, Invesco V.I. Equity and Income Fund (Series II) acquired all the net assets of Invesco V.I. Conservative Balanced Fund (Series II) pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco Funds on September 20, 2023 and by the shareholders of the Invesco V.I. Conservative Balanced Fund (Series II) on January 18, 2024. Shares of Invesco V.I. Conservative Balanced Fund (Series II) were exchanged for the like class of shares of Invesco V.I. Equity and Income Fund (Series II), based on the relative net asset value of the two funds which resulted in Invesco V.I. Conservative Balanced Fund (Series II) receiving 0.89134224 shares of Invesco V.I. Equity and Income Fund (Series II) in exchange of 1 share of Invesco V.I. Conservative Balanced Fund (Series II). As a result of the underlying fund merger, the sub-account name changed from Invesco V.I. Conservative Balanced Fund (Series II) to Invesco V.I. Equity Fund and Income Fund (Series II). Financial Highlights for the years 2020-2023 correspond to the Invesco V.I. Conservative Balanced Sub-Account (Series II).
[10] After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond in exchange of 1 share of Invesco V.I Core Bond. As a result of the underlying fund merger, the sub account name changed from Invesco V.I. Core Bond Fund to Invesco V.I. Core Plus Bond Fund. Financial Highlights for the years 2020-2021 correspond to the Invesco V.I. Core Bond Sub-Account.
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Notes To Financial Statements (Continued)

8.	Financial Highlights (Continued)

	B.	The Separate Account reflects charges associated with the contract. These charges are either assessed in the direct pricing of unit values or through a redemption of units from contracts contained within the Separate Account. The assessment of charges is based on the actual product and additional benefits or riders purchased.

		Mortality and Expense Risk Charge[1] This charge is assessed through daily pricing of unit values.	This charge is equal, on an annual basis, to 0.80% - 1.60% of the daily value of the assets invested in each fund.

		Administrative Charge[2] This charge is assessed through daily pricing of unit values.	This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund.

		Administrative Contract Maintenance Charge[3]	$0 - $40 per contract, annually.
This charge is assessed through the redemption of units.
		Contingent Deferred Sales Charge/Surrender Charge	0% - 8%
This charge is assessed through the redemption of units.
		Payment Protector Charge This charge is assessed through daily pricing of unit values.	This charge is equal, on an annual basis, to 0.00% - 0.50% of the daily value of the assets invested in each fund.

Additional Death Benefit Options
These charges are annualized and are assessed through either daily pricing of unit values or the redemption of units.
		A. Reset Death Benefit[4]	0.00% - 0.20%
		B. Ratchet Death Benefit[5]	0.00% - 0.70%
		C. 5% roll Up Death Benefit	0.00% - 0.40%
		D. Basic Death Benefit with Combination Feature	0.00% - 0.45%
		E. Return of Purchase Payment	0.00% - 0.35%

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Notes To Financial Statements (Continued)

8.	Financial Highlights (Continued)

Rider Charges
These charges are annualized and are assessed through either daily pricing of unit values or the redemption of units.
		A. Equalizer Benefit	0.00% - 0.50%
		B. Nursing Home Waiver	0.00% - 0.05%
		C. Earnings Enhancement Benefit	0.00% - 0.30%
		D. 10% / 20% Free Withdrawal Amount	0.00% - 0.25%
		E. 15% / 30% Free Withdrawal Amount	0.00% - 0.15%
		F. Guaranteed Minimum Income Benefit (GMIB)	0.00% - 1.50%
		G. Guaranteed Minimum Accumulation Benefit (GMAB)	0.00% - 1.40%
		H. Guaranteed Lifetime Withdrawal Benefit (GLWB)	0.00% - 1.60%

	[1]	For MassMutual Artistry the charges are 1.03% but right reserved to increase to 1.25%.
	[2]	Right reserved to increase to 0.25%.
	[3]	Right reserved to increase to $60.
	[4]	For Panorama Passage the charge for the Reset Death Benefit is 0.10% on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless the charge exceeds the maximum charge, in which case, the charge is the maximum charge. The maximum charge is 0.20% on an annual basis of the daily value of the certificate value allocated to the funds.
	[5]	The Ratchet Death Benefit is 0.25% for Panorama Passage and 0.15% for Panorama Premier on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless that charge exceeds the maximum, in this case the charge is the maximum charge. The maximum charge is 0.35% if age 60 or less at certificate issue, 0.50% if age 61 through age 70 at certificate issue, and 0.70% if age 71 or older at certificate issue, of the certificate value allocated to the funds.

Certain contracts may offer credits which will result in the purchase of units.

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 6, 2025, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-101